Oppenheimer Main Street(R)Opportunity Fund

Prospectus dated September 24, 2002

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                                                             Oppenheimer Main Street(R)Opportunity Fund is a mutual
                                                             fund that seeks long-term capital appreciation.  It
                                                             invests primarily in common stocks.
                                                                  This Prospectus contains important information
                                                             about the Fund's objective, its investment policies,
As with all mutual funds, the Securities and Exchange        strategies and risks.  It also contains important
Commission has not approved or disapproved the Fund's        information about how to buy and sell shares of the
securities nor has it determined that this Prospectus is     Fund and other account features.  Please read this
accurate or complete.  It is a criminal offense to           Prospectus carefully before you invest and keep it for
represent otherwise.                                         future reference about your account.
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                                                                       (logo) OppenheimerFunds
                                                                       The Right Way to Invest

CONTENTS

                           A B O U T  T H E  F U N D

                           The Fund's Investment Objective and Strategies

                           Main Risks of Investing in the Fund

                           The Fund's Past Performance

                           Fees and Expenses of the Fund

                           About the Fund's Investments

                           How the Fund is Managed

                           A B O U T  Y O U R  A C C O U N T

                           How to Buy Shares
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class N Shares
                           Class Y Shares

                           Special Investor Services
                           AccountLink
                           PhoneLink
                           OppenheimerFunds Internet Website
                           Automatic Withdrawal and Exchange Plans
                           Reinvestment Privilege
                           Retirement Plans

                           How to Sell Shares
                           By Mail
                           By Telephone

                           How to Exchange Shares

                           Shareholder Account Rules and Policies

                           Dividends, Capital Gains and Taxes

                           Financial Highlights

A B O U T  T H E  F U N D

The Fund's Investment Objective and Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?  The Fund seeks long-term capital appreciation.

WHAT DOES THE FUND INVEST IN?  The Fund invests primarily in common stocks of U.S. companies of small, medium and large capitalization ranges.

HOW DO THE PORTFOLIO MANAGERS DECIDE WHAT SECURITIES TO BUY OR SELL?  The Fund's portfolio managers use an investment process that combines quantitative models, fundamental research about particular securities and individual judgment in order to decide which securities to buy or sell.  The selection process currently involves the use of:
     o   Multi-factor quantitative models:  "Top-down" models analyze data such as relative valuations, relative price trends, interest rates and the shape of the yield curve.  These help direct portfolio emphasis by market capitalization (small, mid, or large), industries, and value or growth styles.  "Bottom up"
         models help to rank stocks in a universe typically including 3000 stocks, selecting stocks for relative attractiveness by analyzing stock and company characteristics.
     o   Fundamental research:  Internal research and analysis by other market analysts, with emphasis on current company news and industry-related events.
     o   Judgment:  After analyzing the models and fundamental research, the portfolio managers apply their judgment to decide which securities to buy or sell.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking long-term capital appreciation.  Investors in the Fund should be willing to assume the risks of short-term share price fluctuations.  The Fund is a moderately aggressive fund focusing on stock investments.  The Fund does not seek income and is not designed for investors needing current income.  Because of its focus on long-term growth, the
Fund may be appropriate for a portion of a retirement plan investment.  The Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Fund's investment
Manager, OppenheimerFunds, Inc., will cause the Fund to underperform other funds having a similar objective.  The
Fund is a recently organized fund and has a short operating history.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.
Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets.  The Fund's net asset values per share will fluctuate as the value of the Fund's portfolio securities change.

         The prices of individual stocks do not all move in the same direction uniformly or at the same time.
Different stock markets may behave differently from each other.  The Fund currently focuses its stock investments in U.S. issuers and accordingly will be affected primarily by changes in U.S. stock markets.

         Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.  Also, securities of small and medium-size companies may have more volatile prices than stocks of large companies.

         At times, the Manager may increase the Fund's emphasis of its investments in a particular industry compared to the weighting of that industry in the Russell 3000 Index which the Fund uses as a performance benchmark.  To the extent that the Fund increases its emphasis on stocks in a particular industry, its share values may fluctuate in response to events affecting that industry, such as changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others.

HOW RISKY IS THE FUND OVERALL?  The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its prices per share.
Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.
There is no assurance that the Fund will achieve its investment objective.

         In the short term, the stock markets can be volatile, and the price of the Fund's shares will go up and down.  The Fund generally will not use income-oriented investments to help cushion the Fund's return from changes in stock prices.  In the OppenheimerFunds spectrum, the Fund is generally more conservative than aggressive growth stock funds, but may be more volatile than investment grade bond funds.

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An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency.
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The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing the Fund"
performance (for its Class A shares) from year to year since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  The after-tax returns for the other classes of shares will vary.  The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax.  The Fund's past investment performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Annual Total Returns (Class A) (as of 12/31 each year)

[See appendix to prospectus for data in bar chart showing annual total returns]

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.  For the period from 1/1/02 through 6/30/02, the cumulative total return (not annualized) before taxes for Class A shares was -2.52%.
During the period shown in the bar chart, the highest return (not annualized) before taxes for a calendar quarter was 14.29% (4thQTR 0l) and the lowest return (not annualized) before taxes for a calendar quarter was -12.26%
(3QTR 01).

------------------------------------------------ --------------------------------- ---------------------------------
Average Annual Total Returns for the periods
ended December 31, 2001                                       1 Year                5 Years (or Life of Class, if
                                                                                                Less)
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------------------------------------------------ --------------------------------- ---------------------------------
Class A Shares (inception 9/25/00)
Return before taxes                                           9.47%                             0.87%
Return after taxes on distributions                           9.46%                             0.85%
Return after taxes on distributions and sale                  5.76%                             0.68%
of fund shares
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Russell 3000 Index (reflects no deduction for                -11.46%                           -15.87%1
fees, expenses or taxes)
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------------------------------------------------ --------------------------------- ---------------------------------
Class B Shares (inception 9/25/00)                           10.29%1                            1.81%
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------------------------------------------------ --------------------------------- ---------------------------------
Class C Shares (inception 9/25/00)                            14.19%                            4.86%
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Class N Shares (inception 3/1/01)                              N/A                               N/A
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Class Y Shares (inception 9/25/00)                            16.47%                            5.99%
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1        From 9/30/00.
2        Because this is a new class of shares, return data for the period specified is not available.
   The Fund's average annual total returns in the table include the applicable sales charges: for Class A shares, the current maximum initial sales charge of 5.75%; for Class B shares, the contingent deferred sales charges of 5% (1-year) and 3% (life of class); and for Class C shares, the 1% contingent deferred sales charge for the
   1-year period.  There is no sales charge on Class Y shares.  The Fund's returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares.  The performance of the Fund's Class A shares is compared to the Russell 3000 Index, an unmanaged index of large-capitalization U.S. companies.  Index performance reflects the reinvestment of income but does not consider the effects of transaction costs, fees, expenses or taxes.  The Fund may have investments that vary from those in the indices.

Fees and Expenses of the Fund

The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services.  Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.  All shareholders therefore pay those expenses indirectly.  Shareholders pay other expenses directly, such as sales charges and account transaction charges.  The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund.  The numbers below are based on the Fund's expenses during its fiscal year ended July 31, 2002.

Shareholder Fees (charges paid directly from your investment):

                                             Class A        Class B        Class C       Class N        Class Y
                                              Shares        Shares         Shares         Shares         Shares
  ---------------------------------------- ------------- -------------- -------------- ------------- ---------------
  Maximum Sales Charge (Load)                 5.75%          None                                         None
  on purchases (as % of                                                     None           None
  offering price)
  ----------------------------------------
  Maximum Deferred Sales                      None1           5%2                                         None
  Charge (Load) (as % of the                                                 1%3           1%4
  lower of the original offering
  price or redemption proceeds)
  ---------------------------------------- ------------- -------------- -------------- ------------- ---------------
   1 A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
   2 Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1%
     in the sixth year and is eliminated after that.
   3 Applies to shares redeemed within 12 months of purchase.
   4 A contingent deferred sales charge applies to shares redeemed within 18 months of retirement plan's first purchase.

   Annual Fund Operating Expenses (deducted from Fund assets):
   (% of average daily net assets)

                                                  Class A       Class B       Class C       Class N      Class Y
                                                  Shares         Shares        Shares       Shares        Shares
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  Management Fees                                  0.72%         0.72%         0.72%         0.72%        0.72%
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  Distribution and/or Service (12b-1) Fees         0.25%         1.00%         1.00%         0.50%         N/A
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  Other Expenses                                   0.33%         0.33%         0.33%         0.36%        0.32%
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  -------------------------------------------- -------------- ------------- ------------- ------------ -------------
  Total Annual Operating Expenses                  1.30%         2.05%         2.05%         1.58%        1.04%
  --------------------------------------------

     The "Other  Expenses" in the table are based on, among other things,  the fees the Fund would have paid if the transfer  agent had not waived a portion of its fee under a voluntary  undertaking  to the Fund to limit these fees to 0.25% of average  daily net assets per fiscal  year for Class Y shares and 0.35% of average  daily net assets per fiscal year for all other  classes.  The  undertaking  was effective on January 2, 2001 for Class Y shares and on October 1, 2001 for all other classes.  The  undertaking  was pro-rated for the remainder of the fiscal  year ending  after that date,  and may be amended or  withdrawn  at any time.  After the  waiver,  the actual "Other  Expenses"  and "Total Annual  Operating  Expenses" as  percentages  of average daily net assets were 0.28% and 1.00% for Class Y shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The examples assume that you invest $10,000 in a class of shares of the
Fund for the time periods indicated and reinvest your dividends and distributions.

         The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares. Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

If shares are redeemed:                  1 Year             3 Years          5 Years           10 Years1
---------------------------------------- ------------------ ---------------- ----------------- -----------------
Class A Shares                           $700               $963             $1,247            $2,053
---------------------------------------- ------------------ ---------------- ----------------- -----------------
Class B Shares                           $708               $943             $1,303            $2,010
---------------------------------------- ------------------ ---------------- ----------------- -----------------
Class C Shares                           $308               $643             $1,103            $2,379
---------------------------------------- ------------------ ---------------- ----------------- -----------------
Class N Shares                           $261               $499             $860              $1,878
---------------------------------------- ------------------ ---------------- ----------------- -----------------
Class Y Shares                           $106               $331             $574              $1,271
---------------------------------------- ------------------ ---------------- ----------------- -----------------

  If shares are not redeemed:            1 Year             3 Years          5 Years           10 Years1
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  Class A Shares                         $700               $963             $1,247            $2,053
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  Class B Shares                         $208               $643             $1,103            $2,010
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  Class C Shares                         $208               $643             $1,103            $2,379
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  Class N Shares                         $161               $499             $860              $1,878
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  -------------------------------------- ------------------ ---------------- ----------------- -----------------
  Class Y Shares                         $106               $331             $574              $1,271
  -------------------------------------- ------------------ ---------------- ----------------- -----------------

     In the first example, expenses include the initial sales charge for Class A and the applicable Class B,
     Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges.
   1 Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares after 6 years.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES.  The allocation of the Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described below.  At times, the Fund may invest more heavily (or all of its assets) in the stocks of one capitalization range or the Fund may vary its investments among the different capitalization ranges.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

         The Manager tries to reduce risks by carefully researching securities before they are purchased.  The
Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial amount of stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its total assets in investments in any one industry.

Stock Investments.  The Fund invests primarily in common stocks of U.S. companies.  The Fund focuses on securities of issuers in small, medium and large capitalization ranges.  "Capitalization" refers to the market value of all of the issuers' outstanding common stock.

Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, and may have a high portfolio turnover rate (for example, over 100%).  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund.  If the Fund realizes capital gains when it sells its portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions. The Financial Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rate during prior fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares.  The Fund's investment objective is a fundamental policy.  Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.  An investment policy is not fundamental unless this Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  The Fund can also use the investment techniques and strategies described below.
The Fund might not always use all of the them.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Risks of Foreign Investing.  The Fund can buy securities of companies or governments in any country, developed or underdeveloped. While there is no limit on the amount of the Fund's assets that may be invested in foreign securities, the Manager does not currently plan to invest significant amounts of the Fund's assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks, such as the effects of a change in value of a foreign currency against the U.S.
         dollar, which will result in a change in the U.S. dollar value of securities denominated in that foreign currency.

Other Equity Securities.  Equity securities include common stocks, as well as "equity equivalents" such as preferred stocks and securities convertible into common stock.  Preferred stock has a set dividend rate and ranks after bonds and before common stocks in its claim for dividends and on assets if the issuer is liquidated or becomes bankrupt.  The
         Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of debt securities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities (the Board can increase that limit to
         15%).  Certain restricted securities that are eligible for resale to qualified institutional purchasers are not subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the Fund might use may be considered "derivative" investments.
         The Fund does not expect to use derivatives to a significant degree and is not required to use them in seeking its objective.

         Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it to. As a result of these risks, the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful. As a result, the Fund's share prices could fall.  Certain derivative investments held by the Fund might be illiquid.

     o   Hedging.  The Fund can buy and sell futures contracts, put and call options, forward contracts and options on futures and broadly-based securities indices. These are all referred to as "hedging instruments."  Some of these strategies would hedge the Fund's portfolio against price fluctuations.
         Other hedging strategies, such as buying futures and call options, would tend to increase the Fund's exposure to the securities market.

         There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums and can increase portfolio turnover.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return.

Temporary Defensive and Interim Investments.  In times of unstable adverse market or economic conditions, the
         Fund can invest up to 100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be, highly-rated commercial paper
         and money market instruments, U.S. government securities and repurchase agreements.   The Fund might
         also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares.  To the extent the Fund invests defensively in these securities, it may not achieve its investment objective.

How the Fund is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business.  The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the
Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

         The Manager has been an investment adviser since January 1960.  The Manager and its subsidiaries and controlled affiliates managed more than $125 billion in assets as of June 30, 2002, including other Oppenheimer funds, with more than 7 million shareholder accounts.  The Manager is located at 498 Seventh
Avenue, New York, New York 10018.

Portfolio Managers.  The portfolio managers of the Fund are Charles Albers and Nikolaos Monoyios.  Mr. Albers is
         a Vice President of the Fund, Senior Vice President of the Manager, and an officer and portfolio manager of other Oppenheimer funds.  Mr. Monoyios is a Vice President of the Fund and of the Manager and an
         officer and portfolio manager of other Oppenheimer funds.  Prior to joining the Manager in 1998, they were portfolio managers at Guardian Investor Services, the investment management subsidiary of The
         Guardian Life Insurance Company.

Advisory Fees.  Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The Fund's management fee for its last fiscal year ended July 31, 2002 was 0.72% of average annual net assets for each class of shares.

ABOUT your account

How to Buy Shares

HOW DO YOU BUY SHARES? You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The
Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the Distributor. Your dealer will place your order with the Distributor on your behalf.
Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217.
         If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o        Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is $2,500. Before sending a wire, call the Distributor's Wire Department at
         1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o        Buying Shares Through OppenheimerFunds AccountLink. With AccountLink, you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH) system. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using
     OppenheimerFunds PhoneLink, also described below. Please refer to "AccountLink," below for more details.
o        Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
     Details are in the Asset Builder Application and the Statement of Additional Information.

HOW MUCH MUST YOU INVEST? You can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25 (effective November 1, 2002, the additional purchase amount is
$50). There are reduced minimum investments under special investment plans.
o        With Asset Builder Plans, 403(b) plans, Automatic Exchange Plans and military allotment plans, you can make initial and subsequent investments for as little as $25. The minimum additional investment in any such plan accounts established on or after November 1, 2002 is $50. The minimum additional investment to such plan accounts that were established prior to November 1, 2002 will remain $25. To establish a new
         Asset Builder Plan account on or after November 1, 2002, you must first invest at least $500.
o        Under retirement plans, such as IRAs, pension and profit-sharing plans and 401(k) plans, you can start your account with as little as $250. If your IRA is started as an Asset Builder Plan, the $25 minimum applies. Additional purchases may be for as little as $25. To establish any type of IRA account on or after November 1, 2002, the minimum investment is $500. The minimum additional investment to any type of
         IRA account after November 1, 2002 is $50.
o        The minimum investment requirement does not apply to reinvesting dividends from the Fund or other
         Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask
         your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies. The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York
         Stock Exchange, on each day the Exchange is open for trading (referred to in this Prospectus as a
         "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

         The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. To determine net asset value, the
         Fund's Board of Trustees has established procedures to value the Fund's securities, in general, based on market value. The Board has adopted special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the
         Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

         If, after the close of the principal market on which a security held by the Fund is traded, and before the time the Fund's securities are priced that day, an event occurs that the Manager deems likely to cause a material change in the value of such security, the Fund's Board of Trustees has authorized the
         Manager, subject to the Board's review, to ascertain a fair value for such security.  A security's valuation may differ depending on the method used for determining value.

The Offering Price. To receive the offering price for a particular day, in most cases the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes that day.
         If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.
Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of
         The New York Stock Exchange and transmit it to the Distributor so that it is received before the
         Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price. Otherwise, the order will receive the next offering price that is determined.

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WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
-------------------------------------------------------------------------------------------------------------------
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Class A Shares. If you buy Class A shares, you pay an initial sales charge (on investments up to $1 million for regular accounts or $500,000 for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A
         Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C
         Shares?" below.
-------------------------------------------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have special agreements with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

         The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than
         Class B and Class C shares.

     o   Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares.
         That is because of the effect of the Class B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

         However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

         And for non-retirement plan investors who invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the
         Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

o        Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class
         B, Class C, and Class N shareholders. Other features may not be advisable (because of the effect of the contingent deferred sales charge) for Class B, Class C and Class N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

         Additionally, the dividends payable to Class B, Class C, and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
         Class B, Class C, and Class N asset-based sales charge described below and in the Statement of
         Additional Information. Share certificates are only available on Class A shares. If you are considering using your shares as collateral for a loan, that may be a factor to consider.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B,
         Class C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The
         Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that the special conditions apply.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the Fund receives the net asset value to invest for your account.

         The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to reallow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

  ------------------------------------ ------------------------ ------------------------- -------------------------
  Amount of Purchase                   Front-End Sales          Front-End Sales           Concession As
                                       Charge As a              Charge As a
                                       Percentage of            Percentage of Net         Percentage of
                                       Offering Price           Amount Invested           Offering Price
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  Less than $25,000                             5.75%                    6.10%                     4.75%
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $25,000 or more but less than                 5.50%                    5.82%                     4.75%
  $50,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $50,000 or more but less than                 4.75%                    4.99%                     4.00%
  $100,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $100,000 or more but less than                3.75%                    3.90%                     3.00%
  $250,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $250,000 or more but less than                2.50%                    2.56%                     2.00%
  $500,000
  ------------------------------------ ------------------------ ------------------------- -------------------------
  ------------------------------------ ------------------------ ------------------------- -------------------------
  $500,000 or more but less than $1             2.00%                    2.04%                     1.60%
  million
  ------------------------------------ ------------------------ ------------------------- -------------------------

Can You Reduce Class A Sales Charges? You may be eligible to buy Class A shares at reduced sales charge rates under the Fund's "Right of Accumulation" or a Letter of Intent, as described in "Reduced Sales Charges"
         in the Statement of Additional Information.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or for certain purchases by particular types of retirement plans that were permitted to purchase such shares prior to March 1, 2001
         ("grandfathered retirement accounts"). Retirement plans are not permitted to make initial purchases of
         Class A shares subject to a contingent deferred sales charge. The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than by grandfathered retirement accounts. For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million. In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

         If you redeem any of those shares within an 18-month "holding period" measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds. That sales charge will be equal to
         1.0% of the lesser of:
         the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions) or the original net asset value of the redeemed shares.

         The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the
         Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor and by retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or recordkeepers which have entered into a special agreement with the Distributor.
         The Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions as described in the Statement of Additional Information. There is no contingent deferred sales charge upon the redemption of such shares.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

         The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

----------------------------------------------------------- --------------------------------------------------------
Years Since Beginning of Month in Which Purchase Order      Contingent Deferred Sales Charge on Redemptions in
was Accepted                                                That Year
                                                            (As % of Amount Subject to Charge)
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
0 - 1                                                       5.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
1 - 2                                                       4.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
2 - 3                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
3 - 4                                                       3.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
4 - 5                                                       2.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
5 - 6                                                       1.0%
----------------------------------------------------------- --------------------------------------------------------
----------------------------------------------------------- --------------------------------------------------------
6 and following                                             None
----------------------------------------------------------- --------------------------------------------------------
         In the table,  a "year" is a 12-month  period.  In applying the  contingent  deferred  sales  charge,  all purchases are  considered  to have been made on the first  regular  business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B
         Conversion" in the Statement of Additional Information.

How Can you Buy Class C Shares? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and
403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See "Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

         A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o        The group retirement plan is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o        With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

         Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and the special account features applicable to purchasers of those other classes of shares described elsewhere in this prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

Who Can Buy Class Y Shares? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies and employee benefit plans. Individual investors cannot buy
Class Y shares directly.

         An institutional investor that buys Class Y shares for its customers' accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to Class Y shares. Instructions for buying, selling, exchanging or transferring Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the
         Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares.  With respect to Class A shares subject to a
         Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C, and Class N Shares. The Fund has adopted Distribution and
         Service Plans for Class B, Class C, and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C, and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25%
         on Class N shares. The Distributor also receives a service fee of 0.25% per year under the Class B,
         Class C, and Class N plans.

         The asset-based sales charge and service fees increase Class B and Class C expenses by 1.0%, and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

         The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C, or Class N shares. The Distributor pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis. The Distributor retains the service fees for accounts for which it renders the required personal services.

         The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is therefore 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge. See the Statement of
         Additional Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more. See the Statement of Additional
         Information for exceptions.

         The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class N shares is therefore 1.0% of the purchase price. The Distributor retains the asset-based sales charge on Class N shares. See the
         Statement of Additional Information for exceptions.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an Automated Clearing House (ACH) member. AccountLink lets you:
      o  transmit funds electronically to purchase shares by telephone (through a service representative or by
         PhoneLink) or automatically under Asset Builder Plans, or
      o  have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the Transfer Agent for more information.

         You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

         AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the Transfer Agent.
AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification Number (PIN), by calling the
PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
         below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at WWW.OPPENHEIMERFUNDS.COM. Additionally, shareholders listed in the
                                          ------------------------
account registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer Agent at 1.800.225.5677.  At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

REINVESTMENT PRIVILEGE If you redeem some or all of your Class A or Class B shares of the Fund, you have up to six months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies only to Class A shares that you purchased subject to an initial sales charge and to Class A or Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C, Class N or Class Y shares. You must be sure to ask the Distributor for this privilege when you send your payment.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs, SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
         Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the
Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
     o   You wish to redeem more than $100,000 and receive a check
     o   The redemption check is not payable to all shareholders listed on the account statement
     o   The redemption check is not sent to the address of record on your account statement
     o   Shares are being transferred to a Fund account with a different owner or name
     o   Shares are being redeemed by someone (such as an Executor) other than the owners

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o        a U.S. bank, trust company, credit union or savings association,
o        a foreign bank that has a U.S. correspondent bank,
o        a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o        a U.S. national securities exchange, a registered securities association or a clearing agency.
         If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

HOW DO you SELL SHARES BY MAIL? Write a letter of instruction that includes:
     o   Your name
     o   The Fund's name
     o   Your Fund account number (from your account statement)
     o   The dollar amount or number of shares to be redeemed
     o   Any special payment instructions
     o   Any share certificates for the shares you are selling
     o   The signatures of all registered owners exactly as the account is registered, and
     o   Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for                                Send courier or express mail
Requests by mail:                                            requests to:
OppenheimerFunds Services                                    OppenheimerFunds Services
P.O. Box 5270                                                10200 E. Girard Avenue, Building D
Denver Colorado 80217                                        Denver, Colorado 80231

HOW DO you SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds retirement plan account or under a share certificate by telephone.
     o   To redeem shares through a service representative or automatically on PhoneLink, call 1.800.225.5677

         Whichever  method you use, you may have a check sent to the address on the account  statement,  or, if you have linked your Fund account to your bank  account on  AccountLink,  you may have the  proceeds  sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?
Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink.  There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

CAN YOU SELL SHARES THROUGH your DEALER?  The  Distributor  has made  arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers may charge for that service.  If your shares are held in the name of your dealer, you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B,
Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

         A  contingent  deferred  sales  charge will be based on the lesser of the net asset value of the  redeemed shares at the time of  redemption  or the  original  net asset value.  A  contingent  deferred  sales charge is not imposed on:
o        the amount of your account value  represented by an increase in net asset value over the initial  purchase price,
o        shares purchased by the reinvestment of dividends or capital gains distributions, or
o        shares  redeemed in the special  circumstances  described  in Appendix B to the  Statement  of  Additional
         Information
         To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
     1.  shares acquired by reinvestment of dividends and capital gains distributions,
     2.  shares held for the holding period that applies to the class, and
     3.  shares held the longest during the holding period.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other
Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

Shares of the Fund may be exchanged for shares of certain Oppenheimer funds at net asset value per share at the time of exchange, without sales charge. Shares of the Fund can be purchased by exchange of shares of other
Oppenheimer funds on the same basis. To exchange shares, you must meet several conditions:
     o   Shares of the fund selected for exchange must be available for sale in your state of residence.
     o   The prospectuses of both funds must offer the exchange privilege.
     o   You must hold the shares you buy when you establish your account for at least seven days before you can exchange them. After the account is open seven days, you can exchange shares every regular business day.
     o   You must meet the minimum purchase requirements for the fund whose shares you purchase by exchange.
     o   Before exchanging into a fund, you must obtain and read its prospectus.
         Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other
Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. In some cases, sales charges may be imposed on exchange transactions. For tax purposes, exchanges of shares involve a sale of the shares of the fund you own and a purchase of the shares of the other fund, which may result in a capital gain or loss. Please refer to "How to Exchange Shares" in the Statement of Additional Information
for more details.

         You can find a list of Oppenheimer funds currently available for exchanges in the Statement of
Additional Information or obtain one by calling a service representative at 1.800.225.5677. That list can change from time to time.

HOW DO you SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing or by telephone:

Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account.
         Send it to the Transfer Agent at the address on the back cover. Exchanges of shares held under certificates cannot be processed unless the Transfer Agent receives the certificates with the request.
Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative, or by using PhoneLink for automated exchanges by calling 1.800.225.5677. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

ARE THERE LIMITATIONS ON EXCHANGES? There are certain exchange policies you should be aware of:
o        Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that conforms to the policies described above. It must be received by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to seven days if it determines it would be disadvantaged by the same day exchange.
o        The interests of the Fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations--also known as "market timing." When large dollar amounts are involved, the Fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the Fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's Fund shares. These factors may hurt the Fund's performance and its shareholders. When the Manager believes frequent trading would have a disruptive effect on the Fund's ability to manage its investments, the Manager and the Fund may reject purchase orders and exchanges into the Fund by any person, group or account that the Manager believes to be a market timer.
     o   The Fund may amend, suspend or terminate the exchange privilege at any time. The Fund will provide you notice whenever it is required to do so by applicable law, but it may impose changes at any time for emergency purposes.
     o   If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
Effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500. See the Statement of Additional Information for circumstances when this fee will not be charged.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National
         Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer
         Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

         If you want to receive multiple copies of these materials, you may call the Transfer Agent at
         1.800.225.5677.  You may also notify the Transfer Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

Dividends. The Fund intends to declare dividends separately for each class of shares from net investment income on an annual basis and to pay them to shareholders in December on a date selected by the Board of Trustees.
Dividends and distributions paid to Class A and Class Y shares will generally be higher than dividends for Class
B, Class C and Class N shares, which normally have higher expenses than Class A and Class Y. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

Capital Gains. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can reinvest all distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders.
It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

         Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

Avoid "Buying a Dividend." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

         This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, the
Fund's independent auditors, whose report, along with the Fund's financial statements, is included in the
Statement of Additional Information, which is available on request.

FINANCIAL HIGHLIGHTS

 CLASS A           YEAR ENDED JULY 31,                    2002       2001(1)
============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $10.47       $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                               (.04)           --(2)
 Net realized and unrealized gain (loss)                 (1.15)          .48
                                                        --------------------
 Total from investment operations                        (1.19)          .48
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --          (.01)
----------------------------------------------------------------------------
 Net asset value, end of period                         $ 9.28        $10.47
                                                        ====================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    (11.37)%        4.76%

============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $300,244      $119,194
----------------------------------------------------------------------------
 Average net assets (in thousands)                    $248,681     $  48,406
----------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                     (0.36)%       (0.11)%
 Expenses                                                 1.30%         1.33%
----------------------------------------------------------------------------
 Portfolio turnover rate                                   165%           92%

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS  Continued

 CLASS B           YEAR ENDED JULY 31,                        2002   2001(1)
============================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                       $10.40   $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.06)     (.03)
 Net realized and unrealized gain (loss)                     (1.19)      .43
                                                            ----------------
 Total from investment operations                            (1.25)      .40
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           --        --
----------------------------------------------------------------------------
 Net asset value, end of period                              $9.15    $10.40
                                                            ================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        (12.02)%    4.00%

============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $167,906   $51,412
----------------------------------------------------------------------------
 Average net assets (in thousands)                        $117,801   $17,362
----------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                         (1.11)%   (0.99)%
 Expenses                                                     2.05%     2.15%
----------------------------------------------------------------------------
 Portfolio turnover rate                                       165%       92%

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

                                             Appendix to Prospectus of
                                     Oppenheimer Main Street Opportunity Fund

         Graphic material included in the Prospectus of Oppenheimer Main Street Opportunity Fund under the heading "Average Annual Total Returns (Class A)(as of 12/31 each year)":

         A bar chart will be included in the Prospectus of Oppenheimer Main Street Opportunity Fund (the "Fund")
depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the most recent calendar year, without deducting sales charges. Set forth below is the relevant data point that will appear in the bar chart:

Calendar                            Annual
Year                                Total
Ended                                        Returns

12/31/01                     16.14%

INFORMATION AND SERVICES

For More Information on
Oppenheimer Main Street(R)Opportunity Fund:

The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION  This document includes additional information about the Fund's investment policies, risks, and operations.  It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS  Additional information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders.  The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information

You can request the Statement of Additional Information, the Annual and Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------ ---------------------------------------------------------
By Telephone:                                                Call OppenheimerFunds Services toll-free:
                                                             1.800.CALL.OPP (225.5677)
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
By Mail:                                                     Write to:
                                                             OppenheimerFunds Services
                                                             P.O. Box 5270
                                                             Denver, Colorado 80217-5270
------------------------------------------------------------ ---------------------------------------------------------
------------------------------------------------------------ ---------------------------------------------------------
On the Internet:                                             You can send us a request by e-mail or read or
                                                             down-load documents on the OppenheimerFunds website:
                                                             WWW.OPPENHEIMERFUNDS.COM
------------------------------------------------------------ ---------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the
SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the
EDGAR database on the SEC's Internet website at WWW.SEC.GOV. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's
Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the
Fund other than what is contained in this Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No. 811-10001   The Fund's shares are distributed by:
PR0731.001.0902                                      (logo)OppenheimerFunds Distributor, Inc.
Printed on recycled paper.

Oppenheimer Main Street(R)Opportunity Fund

6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL.OPP (225.5677)

Statement of Additional Information dated September 24, 2002

         This  Statement  of  Additional  Information  is  not a  Prospectus.  This  document  contains  additional information  about the Fund and  supplements  information in the Prospectus  dated September 24, 2002. It should be
read  together  with  the   Prospectus,   which  may  be  obtained  by  writing  to  the  Fund's   Transfer  Agent,
OppenheimerFunds  Services,  at P.O. Box 5270,  Denver,  Colorado  80217,  or by calling the Transfer  Agent at the
toll-free   number  shown  above,   or  by  downloading   it  from  the   OppenheimerFunds   Internet   website  at
www.oppenheimerfunds.com.

Contents
                                                                                                          Page
About the Fund

About Your Account

Financial Information About the Fund

65

                                                         1
ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

The investment  objective,  the principal  investment  policies and the main risks of the Fund are described in the
Prospectus.  This Statement of Additional  Information contains  supplemental  information about those policies and risks and the types of securities that the Fund's investment  Manager,  OppenheimerFunds,  Inc., can select for the
Fund.  Additional  information is also provided  about the  strategies  that the Fund can use to try to achieve its objective.

The Fund's  Investment  Policies.  The  composition of the Fund's  portfolio and the techniques and strategies that the Fund's  Manager can use in  selecting  portfolio  securities  will vary over time.  The Fund is not required to use any of the investment  techniques and strategies  described  below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

         |X|  Investments in Equity  Securities.  The Fund does not limit its  investments in equity  securities to issuers  having a market  capitalization  of a specified  size or range,  and therefore can invest in securities of small-,  mid- and  large-capitalization  issuers. At times, the Fund can focus its equity investments in securities of one or more  capitalization  ranges,  based upon the Manager's  judgment of where the best market  opportunities are to seek the  Fund's  objective.  At times,  the  market  may  favor or  disfavor  securities  of  issuers  of a particular  capitalization  range.  Securities  of small  capitalization  issuers  may be subject to greater  price volatility  in  general  than  securities  of  larger  companies.  Therefore,  if the  Fund is  focusing  on or has substantial investments in smaller capitalization  companies at times of market volatility,  the Fund's share price may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_|  Over-the-Counter  Securities.  Securities of small capitalization issuers may be traded on securities exchanges or in the over-the-counter  market. The over-the-counter  markets,  both in the U.S. and abroad, may have less liquidity  than  securities  exchanges.  That can affect the price the Fund is able to obtain when it wants to sell a security.

         Small-cap growth companies may offer greater  opportunities  for capital  appreciation  than securities of large,  more  established  companies.  However,  these  securities  also involve  greater risks than  securities of larger  companies.  Securities  of small  capitalization  issuers  may be subject to greater  price  volatility  in general  than  securities  of  large-cap  and  mid-cap  companies.  Therefore,  to the  degree  that  the  Fund has investments  in  smaller  capitalization  companies  at times of market  volatility,  the  Fund's  share  price may fluctuate more.  As noted below, the Fund limits its investments in unseasoned small cap issuers.

         |_|  ?Rights  and  Warrants.  The Fund can  invest up to 10% of its total  assets in  warrants  or rights, although  the Fund does not  currently  intend to invest  more than 5% of its total  assets in  warrants or rights.
Warrants  basically are options to purchase  equity  securities at specific  prices valid for a specific  period of time.  Their  prices do not  necessarily  move  parallel  to the prices of the  underlying  securities.  Rights are similar  to  warrants,  but  normally  have a short  duration  and are  distributed  directly  by the issuer to its shareholders.  Rights and warrants have no voting  rights,  receive no dividends and have no rights with respect to the assets of the issuer.

         |_|  Convertible  Securities.  Convertible  securities are preferred  stocks or debt  securities  that are convertible  into an issuer's common stock.  Convertible  securities rank senior to common stock in a corporation's capital  structure and  therefore are subject to less risk than common stock in case of the issuer's  bankruptcy or liquidation.

         The value of a convertible  security is a function of its "investment  value" and its "conversion  value."
If the investment value exceeds the conversion  value, the security will behave more like a debt security,  and the security's  price will likely  increase  when interest  rates fall and decrease  when  interest  rates rise. If the conversion  value exceeds the  investment  value,  the security will behave more like an equity  security.  In that case, it will likely sell at a premium over its  conversion  value,  and its price will tend to fluctuate  directly with the price of the underlying security.

         While some  convertible  securities are a form of debt security,  in many cases their  conversion  feature
(allowing  conversion  into  equity  securities)  caused  them  to be  regarded  by the  Manager  more  as  "equity equivalents."  As a result,  the rating  assigned  to the  security  has less  impact on the  Manager's  investment decision than in the case of non-convertible debt fixed-income securities.

         To  determine  whether  convertible  securities  should be regarded as "equity  equivalents,"  the Manager examines the following factors:
o        whether,  at the option of the investor,  the convertible  security can be exchanged for a fixed number of shares of common stock of the issuer, and
o        the extent to which the  convertible  security  may be a  defensive  "equity  substitute,"  providing  the ability to participate in any appreciation in the price of the issuer's common stock.

         |_| Preferred  Stock.  Preferred  stock,  unlike common stock, has a stated dividend rate payable from the corporation's  earnings.  Preferred  stock  dividends may be cumulative or  non-cumulative.  "Cumulative"  dividend provisions  require  all or a portion of prior  unpaid  dividends  to be paid before  dividends  can be paid on the issuer's  common stock.  Preferred  stock may be  "participating"  stock,  which means that it may be entitled to a dividend exceeding the stated dividend in certain cases.

         If interest rates rise, the fixed dividend on preferred stocks may be less  attractive,  causing the price of  preferred  stocks  to  decline.  Preferred  stock  may  have  mandatory  sinking  fund  provisions,  as well as provisions  allowing calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred  stock  generally has a preference  over common stock on the  distribution  of a corporation's  assets  in the  event  of  liquidation  of  the  corporation.  The  rights  of  preferred  stock  on distribution  of a  corporation's  assets in the event of a  liquidation  are generally  subordinate  to the rights associated with a corporation's debt securities.

         |X|  Foreign  Securities.  The Fund can  purchase  equity  and debt  securities  issued or  guaranteed  by foreign  companies  or  foreign  governments  or their  agencies.  "Foreign  securities"  include  equity  and debt securities of companies  organized  under the laws of countries other than the United States and debt securities of foreign  governments.  They may be  traded on  foreign  securities  exchanges  or in the  foreign  over-the-counter markets.

         Securities of foreign issuers that are represented by American  Depository  Receipts or that are listed on a U.S. securities exchange or traded in the U.S.  over-the-counter  markets are not considered "foreign securities"
for the  purpose  of the  Fund's  investment  allocations.  That is  because  they are not  subject  to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

         Investing  in foreign  securities  offers  potential  benefits  not  available  from  investing  solely in securities of domestic  issuers.  They include the  opportunity  to invest in foreign  issuers that appear to offer growth  potential,  or in foreign  countries with economic  policies or business cycles different from those of the
U.S., or to reduce  fluctuations in portfolio  value by taking  advantage of foreign stock markets that do not move in a manner  parallel to U.S.  markets.  The Fund will hold foreign  currency only in connection  with the purchase or sale of foreign securities.

              |_| Risks of Foreign  Investing.  Investments in foreign  securities may offer special  opportunities for  investing  but also  present  special  additional  risks and  considerations  not  typically  associated  with investments in domestic securities.  Some of these additional risks are:
o        reduction of income by foreign taxes;
o        fluctuation  in value of  foreign  investments  due to  changes  in  currency  rates or  currency  control regulations (for example, currency blockage);
o        transaction charges for currency exchange;
o        lack of public information about foreign issuers;
o        lack of uniform accounting,  auditing and financial  reporting  standards in foreign countries  comparable to those applicable to domestic issuers;
o        less volume on foreign exchanges than on U.S. exchanges;
o        greater volatility and less liquidity on foreign markets than in the U.S.;
o        less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o        greater difficulties in commencing lawsuits;
o        higher brokerage commission rates than in the U.S.;
o        increased risks of delays in settlement of portfolio  transactions  or loss of certificates  for portfolio securities;
o        possibilities in some countries of expropriation,  confiscatory taxation,  political,  financial or social instability or adverse diplomatic developments; and
o        unfavorable differences between the U.S. economy and foreign economies.

         In the past, U.S.  government  policies have discouraged  certain  investments  abroad by U.S.  investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |X|  Portfolio  Turnover.  "Portfolio  turnover" describes the rate at which the Fund traded its portfolio securities  during its previous  fiscal year. For example,  if a fund sold all of its  securities  during the year, its portfolio  turnover rate would have been 100%. The Fund's  portfolio  turnover rate will fluctuate from year to year,  and the Fund can have a  portfolio  turnover  rate of 100% or more.  Because  the  Fund's  inception  was on
September 25, 2000, the Fund's  portfolio  turnover rate for the fiscal year ended July 31, 2001 does not represent a full year of trading activity.  Furthermore,  the Fund's portfolio  turnover rates for the fiscal year ended July
31, 2002 reflect a period effected by extreme economic and market factors.

         Increased  portfolio  turnover  creates higher  brokerage and  transaction  costs for the Fund,  which may reduce its overall  performance.  Additionally,  the realization of capital gains from selling portfolio securities may result in  distributions  of taxable  long-term  capital  gains to  shareholders,  since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques  and  Strategies.  In seeking its  objective,  the Fund can from time to time use the types  of  investment  strategies  and  investments  described  below.  It is  not  required  to use  all of  these strategies at all times and at times may not use them.

         |X|  Investing in Small,  Unseasoned  Companies.  The Fund can invest in securities  of small,  unseasoned companies.  These are  companies  that have been in operation for less than three years,  including the  operations of any  predecessors.  Securities of these  companies  may be subject to volatility in their prices.  They may have a limited  trading  market,  which may  adversely  affect the Fund's  ability to dispose of them and can reduce the price  the  Fund  might be able to  obtain  for  them.  Other  investors  that own a  security  issued  by a small, unseasoned  issuer for which there is limited  liquidity  might trade the security  when the Fund is  attempting to dispose of its  holdings  of that  security.  In that case the Fund might  receive a lower  price for its  holdings than  might  otherwise  be  obtained.  The Fund  currently  intends  to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

         |X|  Repurchase  Agreements.  The Fund can acquire  securities  subject to repurchase  agreements.  It may do so for liquidity  purposes to meet  anticipated  redemptions  of Fund shares,  or pending the  investment of the proceeds  from sales of Fund  shares,  or pending  the  settlement  of  portfolio  securities  transactions  or for temporary defensive purposes, as described below.

         In a  repurchase  transaction,  the Fund  buys a  security  from,  and  simultaneously  resells  it to, an approved  vendor for delivery on an  agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an agreed-upon  interest rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include U.S.  commercial  banks,  U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government  securities.  They must meet credit  requirements set by the Manager from time to time.

         The majority of these  transactions  run from day to day, and  delivery  pursuant to the resale  typically occurs  within one to five days of the  purchase.  Repurchase  agreements  having a maturity  beyond seven days are subject to the Fund's limits on holding illiquid  investments.  The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven days.  There is no limit on the  amount of the Fund's net  assets  that may be  subject  to  repurchase  agreements having maturities of seven days or less.

         Repurchase  agreements,  considered "loans" under the Investment Company Act of 1940 ("Investment  Company
Act"), are collateralized by the underlying  security.  The Fund's repurchase  agreements require that at all times while the  repurchase  agreement  is in effect,  the value of the  collateral  must equal or exceed the  repurchase price to fully  collateralize  the repayment  obligation.  However,  if the vendor fails to pay the resale price on the delivery date,  the Fund may incur costs in disposing of the  collateral and may experience  losses if there is any delay in its ability to do so. The Manager  will  monitor the  vendor's  creditworthiness  to confirm  that the vendor is financially sound and will continuously monitor the collateral's value.

         Joint  Repurchase  Agreements  (Proposed).  Pursuant to an Exemptive  Order issued by the  Securities  and
Exchange  Commission,  the Fund,  along  with  other  affiliated  entities  managed by the  Manager,  may  transfer uninvested  cash balances into one or more joint  repurchase  agreement  accounts.  These  balances are invested in one or more repurchase  agreements,  secured by U.S.  government  securities.  Securities pledged as collateral for repurchase  agreements are held by a custodian bank until the agreements  mature.  Each agreement requires that the market value of the  collateral be sufficient to cover payments of interest and  principal;  however,  in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

         |X|  Illiquid and  Restricted  Securities.  Under the policies and  procedures  established  by the Fund's
Board of Trustees,  the manager determines the liquidity of certain of the Fund's  investments.  To enable the Fund to sell its holdings of a restricted  security not  registered  under the Securities Act of 1933, the Fund may have to cause those  securities to be registered.  The expenses of registering  restricted  securities may be negotiated by the Fund with the  issuer  at the time the Fund buys the  securities.  When the Fund must  arrange  registration because the Fund wishes to sell the security,  a  considerable  period may elapse  between the time the decision is made to sell the security and the time the  security is  registered  so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

         The Fund can also  acquire  restricted  securities  through  private  placements.  Those  securities  have contractual  restrictions on their public resale.  Those  restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

         The Fund has limitations  that apply to purchases of restricted  securities,  as stated in the Prospectus.
Those  percentage  restrictions  do not limit  purchases  of  restricted  securities  that are eligible for sale to qualified  institutional  purchasers  under Rule 144A of the Securities Act of 1933, if those  securities have been determined to be liquid by the Manager under  Board-approved  guidelines.  Those  guidelines  take into account the trading  activity for such securities and the availability of reliable  pricing  information,  among other factors.
If there is a lack of trading  interest in a particular  Rule 144A security,  the Fund's  holdings of that security may be considered to be illiquid.  Illiquid  securities include repurchase  agreements  maturing in more than seven days.

Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments.  For example, the Fund can invest in Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange.  The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

         Investing in another  investment  company may involve the payment of substantial  premiums above the value of such  investment  company's  portfolio  securities  and is subject to limitations  under the Investment  Company
Act.  The Fund does not  intend to invest in other  investment  companies  unless  the  Manager  believes  that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder of an  investment  company,  the Fund would be subject to its ratable  share of that  investment  company's  expenses, including its advisory and  administration  expenses.  The Fund does not anticipate  investing a substantial amount of its net assets in shares of other investment companies.

         |X|  Loans of  Portfolio  Securities.  The Fund can lend its  portfolio  securities  to  certain  types of eligible  borrowers  approved by the Board of  Trustees.  These loans are limited to not more than 25% of the value of the Fund's total assets.

         There  are some  risks in  connection  with  securities  lending.  The Fund  might  experience  a delay in receiving  additional  collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults.  The Fund must receive collateral for a loan. Under current  applicable  regulatory  requirements  (which are  subject to  change),  on each  business  day the loan  collateral  must be at least  equal to the value of the loaned  securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its agencies  or  instrumentalities,  or other  cash  equivalents  in which  the Fund is  permitted  to  invest.  To be acceptable  as  collateral,  letters of credit  must  obligate a bank to pay  amounts  demanded  by the Fund if the demand  meets the  terms of the  letter.  The terms of the  letter  of  credit  and the  issuing  bank both must be satisfactory to the Fund.

         When it lends  securities,  the Fund  receives  amounts  equal to the  dividends  or  interest  on  loaned securities.  It also  receives  one or more of (a)  negotiated  loan  fees,  (b)  interest  on  securities  used as collateral,  and (c) interest on any short-term debt securities  purchased with such loan  collateral.  Either type of  interest  may be shared  with the  borrower.  The Fund can also pay  reasonable  finder's,  custodian  bank and administrative  fees in  connection  with these  loans.  The terms of the Fund's loans must meet  applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five days' notice or in time to vote on any important matter.

         |X|  Derivatives.  The Fund can invest in a variety of derivative  investments  for liquidity needs or for hedging  purposes.  Some  derivative  investments the Fund can use are the hedging  instruments  described below in this  Statement of  Additional  Information.  However,  the Fund does not use, and does not  currently  contemplate using, derivatives or hedging instruments to a significant degree.

         Other  derivative  investments  the Fund can  invest in include  "index-linked"  notes.  Principal  and/or interest  payments on these notes depend on the  performance of an underlying  index.  Currency-indexed  securities are another  derivative the Fund can use.  Typically  these are short-term or  intermediate-term  debt  securities.
Their  value at maturity  or the rates at which they pay income are  determined  by the change in value of the U.S.
dollar against one or more foreign  currencies or an index.  In some cases,  these  securities may pay an amount at maturity  based on a  multiple  of the  amount of the  relative  currency  movements.  This type of index  security offers the potential for increased  income or principal  payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

         Other derivative  investments the Fund can use include debt  exchangeable for common stock of an issuer or
"equity-linked  debt  securities"  of an issuer.  At maturity,  the debt  security is exchanged for common stock of the  issuer  or it is  payable  in an  amount  based  on the  price  of the  issuer's  common  stock at the time of maturity.  Both  alternatives  present a risk that the amount  payable at maturity  will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

         |X|  Hedging.  Although the Fund does not  anticipate the extensive use of hedging  instruments,  the Fund can use  them.  However,  the  Fund is not  required  to do so in  seeking  its  goal.  The  Fund  may use  hedging instruments  to attempt to protect  against  declines in the market  value of the Fund's  portfolio,  to permit the
Fund to retain  unrealized  gains in the value of portfolio  securities  which have  appreciated,  or to facilitate selling securities for investment reasons.  To do so, the Fund could:
         o    sell futures contracts,
         o    buy puts on such futures or on securities, or
         o    write covered calls on securities or futures.

         The Fund can use hedging to establish a position in the  securities  market as a temporary  substitute for purchasing  particular  securities.  In that case, the Fund would normally seek to purchase the securities and then terminate  that  hedging  position.  The Fund might also use this type of hedge to attempt to protect  against  the possibility that its portfolio  securities  would not be fully included in a rise in value of the market.  To do so the Fund could:
         o    buy futures, or
         o    buy calls on such futures or on securities.

         If the  Fund  hedges  with  futures  and/or  options  on  futures,  it will be  incidental  to the  Fund's activities  in the  underlying  cash market.  The  particular  hedging  instruments  the Fund can use are described below.  The Fund may employ new hedging  instruments  and strategies when they are developed,  if those  investment methods are consistent  with the Fund's  investment  objective and are  permissible  under  applicable  regulations governing the Fund.

              |_| Futures.  The Fund can buy and sell  futures  contracts  that relate to (1)  broadly-based  stock indices  (these are  referred to as "stock  index  futures"),  (2)  securities  indices  (these are  referred to as
"financial futures") and (3) foreign currencies (these are referred to as "forward contracts").

         A stock index is used as the basis for trading  stock index  futures.  In some cases these  futures may be based on stocks of  issuers in a  particular  industry  or group of  industries.  A stock  index  assigns  relative values to the common stocks  included in the index and its value  fluctuates in response to the changes in value of the  underlying  stocks.  A stock  index  cannot be  purchased  or sold  directly.  Financial  futures  are similar contracts  based on the  future  value of the  basket of  securities  that  comprise  the  index.  These  contracts obligate the seller to deliver,  and the  purchaser to take,  cash to settle the futures  transaction.  There is no delivery  made of the  underlying  securities  to settle the futures  obligation.  Either party may also settle the transaction by entering into an offsetting contract.

         No money is paid or  received  by the Fund on the  purchase  or sale of a  future.  Upon  entering  into a futures  transaction,  the Fund will be required to deposit an initial margin  payment with the futures  commission merchant (the "futures  broker").  Initial margin  payments will be deposited with the Fund's  custodian bank in an account registered in the futures broker's name.  However,  the futures broker can gain access to that account only under  specified  conditions.  As the  future  is  marked to market  (that  is,  its value on the  Fund's  books is changed) to reflect changes in its market value,  subsequent  margin  payments,  called variation  margin,  will be paid to or by the futures broker daily.

         At any time  prior to the  expiration  of the  future,  the Fund may  elect to close out its  position  by taking an opposite  position,  at which time a final  determination  of variation margin is made and any additional cash must be paid by or  released  to the Fund.  Any loss or gain on the  future is then  realized  by the Fund for
tax  purposes.  All  futures  transactions,   except  forward  contracts,  are  effected  through  a  clearinghouse associated with the exchange on which the contracts are traded.

              |_| Put and Call Options.  The Fund can buy and sell certain  kinds of put options  ("puts") and call options  ("calls").  The  Fund  can buy and  sell  exchange-traded  and  over-the-counter  put  and  call  options, including index options,  securities  options,  currency  options,  commodities  options,  and options on the other types of futures described above.

              |_| Writing  Covered Call  Options.  The Fund can write (that is, sell)  covered  calls.  If the Fund sells a call option,  it must be covered.  That means the Fund must own the security  subject to the call while the call is outstanding,  or, for certain types of calls,  the call can be covered by identifying  liquid assets on the
Fund's  books to enable the Fund to  satisfy  its  obligations  if the call is  exercised.  Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

         When the Fund  writes a call on a  security,  it receives  cash (a  premium).  The Fund agrees to sell the underlying  security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless  of market price  changes  during the call period.  The call period is usually not more than nine months.  The exercise  price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security may decline  during the call period.  That risk may be offset to some extent by the  premium the Fund  receives.  If the value of the  investment  does not rise above the call price,  it is likely that the call will lapse  without being  exercised.  In that case the Fund would keep the cash premium and the investment.

         When  the  Fund  writes  a call on an  index,  it  receives  cash (a  premium).  If the  buyer of the call exercises  it, the Fund will pay an amount of cash equal to the  difference  between the closing  price of the call and the exercise  price,  multiplied by a specified  multiple that  determines the total value of the call for each point of difference.  If the value of the underlying  investment  does not rise above the call price,  it is likely that the call will lapse without being exercised.  In that case the Fund would keep the cash premium.

         The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the
Fund's escrow agent,  through the facilities of the Options Clearing  Corporation ("OCC"), as to the investments on which the Fund has written  calls traded on exchanges or as to other  acceptable  escrow  securities.  In that way, no margin will be  required  for such  transactions.  OCC will  release the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

         When the Fund writes an  over-the-counter  ("OTC")  option,  it will enter into an arrangement  which will establish  a formula  price at which the Fund will have the  absolute  right to  repurchase  that OTC  option.  The formula  price will  generally be based on a multiple of the premium  received  for the option,  plus the amount by which the option is exercisable  below the market price of the underlying  security (that is, the option is "in the money").  When the Fund  writes an OTC option,  it will treat as  illiquid  (for  purposes  of its  restriction  on holding illiquid  securities) the mark-to-market  value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

         To terminate its  obligation  on a call it has written,  the Fund can purchase a  corresponding  call in a
"closing  purchase  transaction."  The Fund will then realize a profit or loss,  depending  upon whether the net of the amount of the option  transaction  costs and the  premium  received  on the call the Fund wrote is more or less than the price of the call the Fund  purchases to close out the  transaction.  The Fund may realize a profit if the call expires  unexercised,  because the Fund will retain the  underlying  security and the premium it received when it wrote the call. Any such profits are  considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed by the Fund they are taxable as ordinary  income.  If the Fund cannot  effect a  closing  purchase  transaction  due to the lack of a market,  it will  have to hold the  callable securities until the call expires or is exercised.

         The Fund can also write calls on a futures  contract  without  owning the futures  contract or  securities deliverable  under  the  contract.  To do so,  at the time the call is  written,  the Fund  must  cover the call by identifying  an equivalent  dollar amount of liquid assets on the Fund's books.  The Fund will identify  additional liquid  assets on its books if the value of the  segregated  assets  drops below 100% of the  current  value of the future.  Because of this  segregation  requirement,  in no  circumstances  would the Fund's  receipt of an exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

              |_| Writing  Put  Options.  The Fund may sell put  options.  A put  option  on  securities  gives the purchaser  the right to sell,  and the writer the  obligation  to buy, the  underlying  investment  at the exercise price  during the option  period.  The Fund will not write puts if, as a result,  more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

         If the Fund writes a put, the put must be covered by liquid assets  identified  on the Fund's  books.  The premium  the Fund  receives  from  writing  a put  represents  a  profit,  as long as the  price of the  underlying investment  remains  equal  to or above  the  exercise  price  of the put.  However,  the  Fund  also  assumes  the obligation  during the option  period to buy the  underlying  investment  from the buyer of the put at the exercise price,  even if the value of the investment  falls below the exercise  price. If a put the Fund has written expires unexercised,  the Fund realizes a gain in the amount of the premium less the  transaction  costs  incurred.  If the put is  exercised,  the Fund must fulfill its  obligation  to purchase the  underlying  investment  at the exercise price.  That price will usually  exceed the market value of the  investment  at that time.  In that case,  the Fund may incur an  unrealized  loss  immediately,  which would then be realized  when the  underlying  security is sold.
That loss will be equal to the sum of the sale price of the underlying  investment  and the premium  received minus the sum of the exercise price and any transaction costs the Fund incurred.

         When writing a put option on a security,  to secure its obligation to pay for the underlying  security the
Fund will  deposit  in escrow  liquid  assets  with a value  equal to or  greater  than the  exercise  price of the underlying  securities.  The Fund therefore  forgoes the opportunity of investing the segregated  assets or writing calls against those assets.

         As long as the Fund's  obligation as the put writer  continues,  it may be assigned an exercise  notice by the  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to take  delivery of the underlying  security and pay the exercise  price.  The Fund has no control over when it may be required to purchase the underlying  security,  since it may be assigned an exercise  notice at any time prior to the termination of its obligation  as the  writer  of the  put.  That  obligation  terminates  upon  expiration  of the  put.  It may also terminate  if,  before  it  receives  an  exercise  notice,  the Fund  effects a closing  purchase  transaction  by purchasing  a put of the same series as it sold.  Once the Fund has been  assigned an  exercise  notice,  it cannot effect a closing purchase transaction.

         The Fund may decide to effect a closing  purchase  transaction to realize a profit on an  outstanding  put option it has  written  or to  prevent  the  underlying  security  from being  put.  Effecting  a closing  purchase transaction  will also permit the Fund to write  another put option on the  security,  or to sell the  security and use the  proceeds  from the sale for  other  investments.  The Fund  will  realize  a profit or loss from a closing purchase  transaction  depending on whether the cost of the  transaction is less or more than the premium  received from writing the put option.  Any profits from writing puts are  considered  short-term  capital  gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

              |_| Purchasing  Calls and Puts. The Fund may purchase calls to protect against the  possibility  that the Fund's  portfolio will not participate in an anticipated  rise in the securities  market.  When the Fund buys a call  (other than in a closing  purchase  transaction),  it pays a premium.  The Fund then has the right to buy the underlying  investment  from a seller of a corresponding  call on the same  investment  during the call period at a fixed exercise  price.  The Fund benefits only if it sells the call at a profit or if, during the call period,  the market price of the  underlying  investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the  call.  If the Fund does not  exercise  the call or sell it
(whether or not at a profit),  the call will become  worthless at its  expiration  date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

         The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund purchases  a put,  it pays a premium  and,  except  as to puts on  indices,  has the  right to sell the  underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price.

         Buying a put on an  investment  the Fund does not own  (such as an index of  future)  permits  the Fund to resell the put or to buy the underlying  investment and sell it at the exercise  price.  The resale price will vary inversely to the price of the  underlying  investment.  If the market price of the  underlying  investment is above the exercise  price and, as a result,  the put is not  exercised,  the put will become  worthless on its expiration date.

         Buying a put on securities  or futures the Fund owns enables the Fund to attempt to protect  itself during the put period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the  underlying  investment at the exercise  price to a seller of a  corresponding  put. If the market price of the underlying  investment  is equal to or above the  exercise  price and,  as a result,  the put is not  exercised  or resold,  the put will become  worthless at its  expiration  date.  In that case the Fund will have paid the premium but  lost  the  right  to sell  the  underlying  investment.  However,  the  Fund  can  sell  the put  prior to its expiration.  That sale may or may not be at a profit.

         When the Fund  purchases  a call or put on an index or future,  it pays a premium,  but  settlement  is in cash rather  than by delivery of the  underlying  investment  to the Fund.  Gain or loss  depends on changes in the index in question (and thus on price movements in the securities  market  generally) rather than on price movements in individual securities or futures contracts.

         The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

              |_| Buying and  Selling  Options on Foreign  Currencies.  The Fund can buy and sell calls and puts on foreign  currencies.  They  include  puts and calls that trade on a securities  or  commodities  exchange or in the over-the-counter  markets  or are quoted by major  recognized  dealers  in such  options.  The Fund could use these calls and puts to try to protect  against  declines in the dollar value of foreign  securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

         If the Manager  anticipates  a rise in the dollar value of a foreign  currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities may be partially  offset by purchasing calls or writing  puts on that  foreign  currency.  If the Manager  anticipates  a decline in the dollar  value of a foreign currency,  the decline in the dollar value of portfolio securities  denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's  position.  The Fund will then have  incurred  option  premium  payments  and transaction costs without a corresponding benefit.

         A call the Fund  writes  on a foreign  currency  is  "covered"  if the Fund  owns the  underlying  foreign currency  covered by the call or has an absolute  and  immediate  right to acquire that  foreign  currency  without additional cash  consideration (or it can do so for additional cash  consideration  held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

         The Fund  could  write a call on a  foreign  currency  to  provide a hedge  against a decline  in the U.S.
dollar  value of a  security  which the Fund  owns or has the right to  acquire  and  which is  denominated  in the currency  underlying  the option.  That decline might be one that occurs due to an expected  adverse  change in the exchange rate. In those circumstances,  the Fund covers the option by maintaining cash, U.S. government  securities or other  liquid,  high  grade  debt  securities  in an amount  equal to the  exercise  price of the  option,  in a segregated account with the Fund's custodian bank.

              |_| Risks of Hedging  with  Options and  Futures.  The use of hedging  instruments  requires  special skills and  knowledge of  investment  techniques  that are  different  than what is required  for normal  portfolio management.  If the Manager uses a hedging  instrument at the wrong time or judges market  conditions  incorrectly, hedging  strategies  may reduce  the Fund's  return.  The Fund  could also  experience  losses if the prices of its futures and options positions were not correlated with its other investments.

         The Fund's option  activities  could affect its portfolio  turnover  rate and brokerage  concessions.  The exercise of calls written by the Fund might cause the Fund to sell related  portfolio  securities,  thus increasing its turnover  rate. The exercise by the Fund of puts on securities  will cause the sale of underlying  investments, increasing  portfolio  turnover.  Although  the  decision  whether to  exercise a put it holds is within the Fund's control,  holding a put might cause the Fund to sell the related  investments  for reasons  that would not exist in the absence of the put.

         The Fund could pay a brokerage  concession  each time it buys a call or put,  sells a call or put, or buys or sells an underlying  investment in connection  with the exercise of a call or put.  Those  concessions  could be higher on a relative  basis than the  concessions  for direct  purchases  or sales of the  underlying  investments.
Premiums paid for options are small in relation to the market value of the  underlying  investments.  Consequently, put and call options  offer large amounts of leverage.  The leverage  offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

         If a covered  call  written by the Fund is exercised on an  investment  that has  increased in value,  the
Fund will be  required to sell the  investment  at the call  price.  It will not be able to realize any  additional appreciation in excess of the covered call price if the investment has increased in value above the call price.

         An option position may be closed out only on a market that provides  secondary  trading for options of the same series,  and there is no assurance that a liquid  secondary market will exist for any particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

         There is a risk in using short hedging by selling futures or purchasing puts on  broadly-based  indices or futures to attempt to protect against  declines in the value of the Fund's portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the behavior of the cash prices of the Fund's  securities.  For  example,  it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market might advance and the value of the securities held in the Fund's  portfolio might decline.
If that occurred,  the Fund would lose money on the hedging  instruments and also experience a decline in the value of its  portfolio  securities.  However,  while this could occur for a very brief period or to a very small degree, over time the value of a  diversified  portfolio  of  securities  will  tend to move in the same  direction  as the indices upon which the hedging instruments are based.

         The risk of imperfect  correlation  increases as the composition of the Fund's portfolio diverges from the securities  included in the  applicable  index.  To compensate  for the imperfect  correlation  of movements in the price of the  portfolio  securities  being hedged and movements in the price of the hedging  instruments,  the Fund might use hedging  instruments  in a greater  dollar  amount than the dollar amount of portfolio  securities  being hedged.  It might do so if the  historical  volatility  of the prices of the portfolio  securities  being hedged is more than the historical volatility of the applicable index.

         The ordinary  spreads between prices in the cash and futures  markets are subject to  distortions,  due to differences in the nature of those markets.  First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting additional margin deposit  requirements,  investors may close futures contracts through  offsetting  transactions which could distort the normal  relationship  between the cash and futures  markets.  Second,  the  liquidity of the futures  market  depends on  participants  entering into offsetting  transactions  rather than making or taking delivery.  To the extent participants decide to make or take delivery,  liquidity in the futures market could be reduced,  thus producing  distortion.  Third, from the point of view of speculators,  the deposit  requirements in the futures market are less onerous than margin  requirements in the  securities  markets.  Therefore,  increased  participation  by  speculators  in the  futures  market may cause temporary price distortions.

         The Fund can use hedging  instruments  to  establish a position in the  securities  markets as a temporary substitute  for the  purchase of  individual  securities  (long  hedging) by buying  futures  and/or  calls on such futures,  broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the  market  might decline.  If the Fund then  concludes  not to invest in  securities  because  of  concerns  that the  market  might decline further or for other reasons,  the Fund will realize a loss on the hedging  instruments  that is not offset by a reduction in the price of the securities purchased.

              |_| Regulatory Aspects of Hedging  Instruments.  When using futures and options on futures,  the Fund is  required  to  operate  within  certain  guidelines  and  restrictions  with  respect  to the use of  futures as established by the Commodities  Futures Trading Commission (the "CFTC").  In particular,  the Fund is exempted from registration  with the CFTC as a "commodity  pool operator" if the Fund complies with the  requirements of Rule 4.5 adopted by the CFTC.  The Rule does not limit the  percentage  of the Fund's  assets  that may be used for  futures margin and related  options  premiums  for a bona fide hedging  position.  However,  under the Rule,  the Fund must limit its  aggregate  initial  futures  margin and related  options  premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule.

         Transactions in options by the Fund are subject to limitations  established by the option  exchanges.  The exchanges  limit the  maximum  number of  options  that may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were written or purchased on the same or different  exchanges or are held in one or more accounts or through one or more different  exchanges or through  one or more  brokers.  Thus,  the number of  options  that the Fund can write or hold may be  affected  by options written or held by other  entities,  including other  investment  companies  having the same advisor as the
Fund (or an advisor that is an affiliate of the Fund's  adviser).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the  liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

         Under the  Investment  Company Act,  when the Fund  purchases a future,  it must  maintain cash or readily marketable  short-term  debt  instruments in an amount equal to the market value of the  securities  underlying the future, less the margin deposit applicable to it.

              |_| Tax Aspects of Certain  Hedging  Instruments.  Certain  foreign  currency  exchange  contracts in which the Fund can invest are treated as "Section  1256  contracts"  under the Internal  Revenue  Code. In general, gains or losses relating to Section 1256 contracts are  characterized  as 60% long-term and 40% short-term  capital gains or losses under the Code.  However,  foreign  currency  gains or losses  arising from Section 1256  contracts that are forward  contracts  generally are treated as ordinary income or loss. In addition,  Section 1256 contracts held by the Fund at the end of each  taxable  year are  "marked-to-market,"  and  unrealized  gains or  losses  are treated as though they were  realized.  These  contracts also may be  marked-to-market  for purposes of determining the excise tax  applicable  to investment  company  distributions  and for other  purposes  under rules  prescribed pursuant to the  Internal  Revenue  Code.  An election can be made by the Fund to exempt  those  transactions  from this marked-to-market treatment.

         Certain  forward  contracts  the Fund  enters  into may  result in  "straddles"  for  federal  income  tax purposes.  The straddle  rules may affect the character  and timing of gains (or losses)  recognized by the Fund on straddle  positions.  Generally,  a loss sustained on the disposition of a position making up a straddle is allowed only to the  extent  that  the loss  exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss  is  generally  allowed  at the  point  where  there  is no  unrecognized  gain  in the offsetting positions making up the straddle, or the offsetting position is disposed of.

         Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:

(1)      gains or losses  attributable  to  fluctuations  in  exchange  rates that occur  between the time the Fund accrues  interest or other  receivables  or accrues  expenses or other  liabilities  denominated in a foreign currency and the time the Fund actually  collects such receivables or pays such  liabilities,
              and
(2)      gains or losses  attributable  to  fluctuations  in the value of a foreign  currency  between  the date of acquisition  of a debt  security  denominated  in a foreign  currency  or  foreign  currency  forward contracts and the date of disposition.

         Currency gains and losses are offset  against  market gains and losses on each trade before  determining a net "Section 988" gain or loss under the Internal  Revenue Code for that trade,  which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

         |X| Temporary  Defensive and Interim  Investments.  When market  conditions  are unstable,  or the Manager believes  it is  otherwise  appropriate  to reduce  holdings  in  stocks,  the Fund can invest in a variety of debt securities  for defensive  purposes.  The Fund can also purchase these  securities  for liquidity  purposes to meet cash needs due to the  redemption of Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities.  The Fund can buy:

|_|      high-quality (rated in the top rating categories of  nationally-recognized  rating organizations or deemed by the Manager to be of comparable  quality),  short-term money market  instruments,  including those issued by the U. S. Treasury or other government agencies,
|_|      commercial paper (short-term,  unsecured,  promissory notes of domestic or foreign companies) rated in the top rating category of a nationally recognized rating organization,
|_|      debt obligations of corporate  issuers,  rated  investment grade (rated at least Baa by Moody's  Investors
              Service,  Inc. or at least BBB by Standard & Poor's  Corporation,  or a comparable  rating by another rating  organization),  or unrated  securities judged by the Manager to have a comparable  quality to rated securities in those categories,
|_|      preferred stocks,
|_|      certificates  of deposit  and  bankers'  acceptances  of domestic  and foreign  banks and savings and loan associations, and
|_|      repurchase agreements.

         Short-term debt securities  would normally be selected for defensive or cash management  purposes  because they can  normally be disposed of quickly,  are not  generally  subject to  significant  fluctuations  in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

Investment Restrictions

         |X|  What Are "Fundamental  Policies?"  Fundamental  policies are those policies that the Fund has adopted to govern its  investments  that can be changed only by the vote of a "majority" of the Fund's  outstanding  voting securities.  Under the  Investment  Company  Act, a  "majority"  vote is defined as the vote of the  holders of the lesser of:

         o    67% or more of the shares present or represented  by proxy at a shareholder  meeting,  if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
         o    more than 50% of the outstanding shares.

         The Fund's investment  objective is a fundamental  policy.  Other policies  described in the Prospectus or this Statement of Additional  Information are  "fundamental"  only if they are identified as such. The Fund's Board of Trustees can change  non-fundamental  policies without  shareholder  approval.  However,  significant changes to investment  policies will be described in  supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

         |X|  Does the Fund Have  Additional  Fundamental  Policies?  The  following  investment  restrictions  are fundamental policies of the Fund.

         o    The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets  would be  invested  in  securities  of that  issuer or if it would then own more than 10% of that  issuer's voting  securities.  This  limitation  applies  to 75% of the  Fund's  total  assets.  The limit  does not apply to securities  issued by the U.S.  government  or any of its  agencies or  instrumentalities  or  securities  of other investment companies.

         o    The Fund cannot make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness, (c) through an interfund lending program (if applicable) with other affiliated funds, provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans)1, and (d) through repurchase agreements.

o        The Fund cannot  borrow money in excess of 33 1/3% of the value of its total  assets.  The Fund may borrow only from banks and/or  affiliated  investment  companies.  With respect to this fundamental  policy,  the Fund can borrow  only if it  maintains  a 300%  ratio of assets to  borrowings  at all times in the  manner set forth in the
Investment Company Act.

         o    The Fund  cannot  concentrate  investments.  That  means it  cannot  invest  25% or more of its total assets in any industry.  However, there is no limitation on investments in U.S. government securities.

o        The Fund cannot invest in physical  commodities  or physical  commodity  contracts or buy  securities  for speculative  short-term purposes.  However,  the Fund can buy and sell any of the hedging instruments  permitted by any of its other policies.  It can also buy and sell options,  futures,  securities or other instruments  backed by physical commodities or whose investment return is linked to changes in the price of physical commodities.

         o    The Fund  cannot  invest  in real  estate  or in  interests  in real  estate.  However,  the Fund can purchase  securities  of issuers  holding  real estate or interests in real estate  (including  securities  of real estate investment trusts).

         o    The Fund cannot  underwrite  securities of other  companies.  A permitted  exception is in case it is deemed to be an  underwriter  under  the  Securities  Act of 1933 when  reselling  any  securities  held in its own portfolio.

         o    The Fund cannot issue "senior  securities," but this does not prohibit certain investment  activities for which assets of the Fund are  designated  as  segregated,  or margin,  collateral  or escrow  arrangements  are established,  to cover the related  obligations.  Examples of those activities  include  borrowing  money,  reverse repurchase agreements,  delayed-delivery and when-issued  arrangements for portfolio securities  transactions,  and contracts to buy or sell derivatives, hedging instruments, options or futures.

         Unless the Prospectus or this  Statement of Additional  Information  states that a percentage  restriction applies  on an ongoing  basis,  it applies  only at the time the Fund makes an  investment.  The Fund need not sell securities  to meet the  percentage  limits if the value of the  investment  increases in proportion to the size of the Fund.

         For purposes of the Fund's policy not to  concentrate  its  investments as described  above,  the Fund has adopted the industry  classifications  set forth in Appendix A to this  Statement of Additional  Information.  This is not a fundamental policy.

How the Fund is Managed

Organization and History.  The Fund is an open-end,  diversified,  management  investment company with an unlimited number of authorized  shares of beneficial  interest.  The Fund was organized as a Massachusetts  business trust in
June, 2000.

Classes of Shares. The Trustees are authorized,  without shareholder  approval, to create new series and classes of shares.  The Trustees  may  reclassify  unissued  shares of the Fund into  additional  series or classes of shares.
The  Trustees  also may divide or combine the shares of a class into a greater or lesser  number of shares  without changing  the  proportionate  beneficial  interest  of a  shareholder  in the Fund.  Shares do not have  cumulative voting  rights or  preemptive  or  subscription  rights.  Shares may be voted in person or by proxy at  shareholder meetings.

         The Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares.  Only certain institutional investors may elect to purchase Class Y shares. Each class of shares:
o        has its own dividends and distributions,
o        pays certain expenses which may be different for the different classes,
o        may have a different net asset value,
o        may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o        votes as a class on matters that affect that class alone.

         Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of  Shareholders.  As a Massachusetts  business trust, the Fund is not required to hold, and does not plan to hold,  regular  annual  meetings of  shareholders.  The Fund will hold  meetings  when  required to do so by the
Investment  Company Act or other  applicable  law. It will also do so when a  shareholder  meeting is called by the
Trustees or upon proper request of the shareholders.

         Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee.  The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the
Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

Shareholder and Trustee Liability.  The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The
Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

         The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.  Although the Fund will not normally hold annual meetings of its shareholders, it may hold shareholder meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust.

         The Board of Trustees has an Audit Committee and a Review Committee.  The members of the Audit Committee are Edward L. Cameron (Chairman), William L. Armstrong, George C. Bowen and Robert J. Malone.  The Audit
Committee held 7 meetings during the fiscal year ended July 31, 2002. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent auditors. Other main functions of the
Audit Committee include, but are not limited to: (i) reviewing the scope and results of audits and the audit fees charged; (ii) reviewing reports from the Fund's independent auditors regarding the Fund's internal accounting procedures and controls; and (iii) establishing a separate line of communication between the Fund's independent auditors and its independent Trustees.

         The Audit Committee's functions include selecting and nominating to the full Board, Independent nominees for election as Independent Trustees.  The Audit Committee may, but need not consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.  To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanied by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders and when it meets for the purpose of considering potential nominees.

         The members of the Review Committee are Jon S. Fossel (Chairman), Robert G. Avis, Sam Freedman, Beverly
Hamilton and F. William Marshall, Jr.  The Review Committee held 7 meetings during the fiscal year ended July 31,
2002. Among other functions, the Review Committee reviews reports and makes recommendations to the Board concerning the fees paid to the Fund's transfer agent and the services provided to the Fund by the transfer agent.  The Review Committee also reviews the Fund's investment performance and policies and procedures adopted by the Fund to comply with Investment Company Act and other applicable law.

Trustees and Officers of the Fund. Except for Mr. Murphy, each of the Trustees is an independent trustee of the
Fund ("Independent Trustee"). Mr. Murphy is an "Interested Trustee," because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company.
Mr. Murphy was elected as a Trustee of the Fund with the understanding that in the event he ceases to be the chief executive officer of the Manager, he will resign as a trustee of the Fund and the other Board II Funds
(defined below) for which he is a trustee or director.

         The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees.
All of the Trustees are also trustees or directors of the following Oppenheimer funds (except for Ms. Hamilton and Mr. Malone, who are not Trustees of Oppenheimer Senior Floating Rate Fund and Mr. Murphy who is not a Trustee
or Managing General Partner of any of the Centennial funds) (referred to as "Board II Funds"):

Oppenheimer Cash Reserves                                    Oppenheimer Select Managers
Oppenheimer Champion Income Fund                             Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund                              Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund                                  Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund                          Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds                                  Panorama Series Fund, Inc.
Oppenheimer Limited-Term Government Fund                     Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.                          Centennial California Tax Exempt Trust
Oppenheimer Main Street Opportunity Fund                     Centennial Government Trust
Oppenheimer Main Street Small Cap Fund                       Centennial Money Market Trust
Oppenheimer Municipal Fund                                   Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund                                  Centennial Tax Exempt Trust

         Present or former  officers,  directors,  trustees and employees (and their  immediate  family members) of the Fund,  the Manager and its  affiliates,  and  retirement  plans  established  by them for their  employees  are permitted to purchase Class A shares of the Fund and the other  Oppenheimer  funds at net asset value without sales charge.  The sales  charges on Class A shares is waived for that group  because of the  economies of sales  efforts realized by the Distributor.

         Messrs. Murphy, Masterson, Molleur, Vottiero, Wixted and Zack, Albers, Monoyios and Mses. Feld and Ives
who are officers of the Fund, respectively hold the same offices with one or more of the other Board II Funds as with the Fund. As of August 29, 2002, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, each Independent
Trustee, and his family members, do not own securities of either the Manager or Distributor of the Board II Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or
Distributor.

Affiliated Transactions and Material Business Relationships. In 2000, Mr. Swain sold 93,000 shares of Oppenheimer
Acquisition Company ("OAC") (the Manager's parent holding company), for a cash payment of $4,278,930 and surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,569,800.  In 2001, Mr. Swain surrendered for cancellation 60,000 options to MassMutual for a cash payment of $2,700,600.

         Mr. Swain has reported that he sold a residential property to Mr. Freedman on October 23, 2001 for $1.2 million.  An independent appraisal of the property supported the sale price.

Independent Trustees and Officers

----------------------------- ---------------------------------------------------------- --------------- ----------------
Name, Address,1Age,           Principal Occupation(s) During Past 5 Years / Other        Dollar Range    Aggregate
Position(s) Held with Fund    Trusteeships/Directorships Held by Trustee / Number of     of Shares       Dollar Range
and Length of Service2        Portfolios in Fund Complex Overseen by Trustee             Beneficially    of Shares
                                                                                         Owned in the    Beneficially
                                                                                         Fund            Owned in any
                                                                                                         of the
                                                                                                         Oppenheimer
                                                                                                         Funds overseen
                                                                                                         by Trustee
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------------------------
                                                                                         As of December 31, 2001
----------------------------- ---------------------------------------------------------- --------------------------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
James C. Swain, Chairman      Formerly Chief Executive Officer (until August 27, 2002)   Over $100,000    Over $100,000
and Trustee since 2000        of the Fund, Vice Chairman (until January 2, 2002) of
Age: 68                       the Manager and President and a director (until 1997) of
                              Centennial Asset Management Corporation (a wholly-owned
                              investment advisory subsidiary of the Manager). Oversees
                              41 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
William L. Armstrong,         Chairman of the following private mortgage banking
Trustee since 2000            companies: Cherry Creek Mortgage Company (since 1991),
Age: 65                       Centennial State Mortgage Company (since 1994), The El
                              Paso Mortgage Company (since 1993), Transland Financial
                              Services, Inc. (since 1997); Chairman of the following
                              private companies: Great Frontier Insurance (insurance
                              agency) (since 1995) and Ambassador Media Corporation
                              (since 1984); a director of the following public
                              companies: Storage Technology Corporation (computer
                              equipment company) (since 1991), Helmerich & Payne, Inc.
                              (oil and gas drilling/production company) (since 1992),          $0           $50,001-
                              UNUMProvident (insurance company) (since 1991). Formerly                      $100,000
                              Director of International Family Entertainment
                              (television channel) (1992-1997) and Natec Resources,
                              Inc. (air pollution control equipment and services
                              company) (1991-1995), Frontier Real Estate, Inc.
                              (residential real estate brokerage) (1994-1999), and
                              Frontier Title (title insurance agency) (1995-June
                              1999); a U.S. Senator (January 1979-January 1991).
                              Oversees 41 portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Robert G. Avis,               Formerly Mr. Avis held the following positions: Director
Trustee since 2000            and President of A.G. Edwards Capital, Inc. (General
Age: 71                       Partner of private equity funds) (until February 2001);
                              Chairman, President and Chief Executive Officer of A.G.
                              Edwards Capital, Inc. (until March 2000); Vice Chairman
                              and Director of A.G. Edwards, Inc. and Vice Chairman of
                              A.G. Edwards & Sons, Inc. (its brokerage company                 $0         Over $100,000
                              subsidiary) (until March 1999); Chairman of A.G. Edwards
                              Trust Company and A.G.E. Asset Management (investment
                              advisor) (until March 1999); and a Director (until March
                              2000) of A.G. Edwards & Sons and A.G. Edwards Trust
                              Company. Oversees 41 portfolios in the OppenheimerFunds
                              complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------

----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
George C. Bowen, Trustee      Formerly (until April 1999) Mr. Bowen held the following                  0
since 2000                    positions: Senior Vice President (from September 1987)
Age: 65                       and Treasurer (from March 1985) of the Manager; Vice
                              President (from June 1983) and Treasurer (since March
                              1985) of OppenheimerFunds Distributor, Inc. (a
                              subsidiary of the Manager); Senior Vice President (since
                              February 1992), Treasurer (since July 1991), Assistant
                              Secretary and a director (since December 1991) of
                              Centennial Asset Management Corporation; Vice President
                              (since October 1989) and Treasurer (since April 1986) of
                              HarbourView Asset Management Corporation (an investment
                              advisory subsidiary of the Manager); President,
                              Treasurer and a director (June 1989-January 1990) of
                              Centennial Capital Corporation  (an investment advisory
                              subsidiary of the Manager); Vice President and Treasurer
                              (since August 1978) and Secretary (since April 1981) of
                              Shareholder Services, Inc. (a transfer agent subsidiary
                              of the Manager); Vice President, Treasurer and Secretary   $50,001-$100,00  Over $100,000
                              (since November 1989) of Shareholder Financial Services,
                              Inc. (a transfer agent subsidiary of the Manager);
                              Assistant Treasurer (since March 1998) of Oppenheimer
                              Acquisition Corp. (the Manager's parent corporation);
                              Treasurer (since November 1989) of Oppenheimer
                              Partnership Holdings, Inc. (a holding company subsidiary
                              of the Manager); Vice President and Treasurer (since
                              July 1996) of Oppenheimer Real Asset Management, Inc.
                              (an investment advisory subsidiary of the Manager);
                              Chief Executive Officer and director  (since March 1996)
                              of MultiSource Services, Inc. (a broker-dealer
                              subsidiary of the Manager); Treasurer (since October
                              1997) of OppenheimerFunds International Ltd. and
                              Oppenheimer Millennium Funds plc (offshore fund
                              management subsidiaries of the Manager). Oversees 41
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Edward L. Cameron, Trustee    A member of the Life Guard of Mount Vernon, George
since 2000                    Washington's home (since June 2000).  Formerly (March
Age: 63                       2001 - May 2002) Director of Genetic ID, Inc. and its
                              subsidiaries (a privately held biotech company); a
                              partner with PricewaterhouseCoopers LLP (from 1974-1999)   $10,001-$50,000  Over $100,000
                              (an accounting firm) and Chairman (from 1994-1998),
                              Price Waterhouse LLP Global Investment Management
                              Industry Services Group. Oversees 41 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Jon S. Fossel,                Chairman and Director (since 1998) of Rocky Mountain Elk
Trustee since 2000            Foundation (a not-for-profit foundation); and a director
Age: 60                       (since October 1999) of P.R. Pharmaceuticals (a
                              privately held company) and UNUMProvident (an insurance
                              company) (since June 1, 2002). Formerly Mr. Fossel held
                              the following positions: Chairman and a director (until
                              October 1996) and President and Chief Executive Officer          $0        $50,001-$100,000
                              (until October 1995) of the Manager; President, Chief
                              Executive Officer and a director of Oppenheimer
                              Acquisition Corp., Shareholders Services, Inc. and
                              Shareholder Financial Services, Inc. (until October
                              1995). Oversees 41 portfolios in the OppenheimerFunds
                              complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Sam Freedman,                 Formerly (until October 1994) Mr. Freedman held several
Trustee since 2000            positions in subsidiary or affiliated companies of the
Age: 61                       Manager. Oversees 41 portfolios in the OppenheimerFunds    Over $100,000    Over $100,000
                              complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Beverly L. Hamilton,          Trustee (since 1996) of MassMutual Institutional Funds
Trustee since 2002            and of MML Series Investment Fund (open-end investment
Age: 55                       companies); Director of MML Services (since April 1987)
                              and America Funds Emerging Markets Growth Fund (since
                              October 1991) (both are investment companies), The
                              California Endowment (a philanthropy organization)
                              (since April 2002), and Community Hospital of Monterey
                              Peninsula, (since February 2002); a trustee (since
                              February 2000) of Monterey International Studies (an
                              educational organization), and an advisor to Unilever      N/A3                 N/A3
                              (Holland)'s pension fund and to Credit Suisse First
                              Boston's Sprout venture capital unit. Mrs. Hamilton also
                              is a member of the investment committees of the
                              Rockefeller Foundation, the University of Michigan  and
                              Hartford Hospital.  Formerly, Mrs. Hamilton held the
                              following position: President (February 1991-April 2000)
                              ARCO Investment Management Company. Oversees 40
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
Robert J. Malone, Trustee     Director (since 2001) of Jones Knowledge, Inc. (a
since 2002                    privately held company), U.S. Exploration, Inc., (since
Age: 58                       1997), Colorado UpLIFT (a non-profit organization)
                              (since 1986) and a trustee of the Gallagher Family
                              Foundation (since 2000).  Formerly, Mr. Malone held the
                              following positions: Chairman of U.S. Bank (a subsidiary        N/A3            N/A3
                              of U.S. Bancorp and formerly Colorado National Bank,)
                              (July 1996-April 1, 1999) and a director of Commercial
                              Assets, Inc. (1993-2000). Oversees 40 portfolios in the
                              OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------
----------------------------- ---------------------------------------------------------- --------------- ----------------
F. William Marshall, Jr.,     Trustee (since 1996) of MassMutual Institutional Funds           $0        $50,001-$100,000
Trustee since 2000            and of MML Series Investment Fund (open-end investment
Age: 60                       companies). Formerly Chairman (January 1999-July 1999)
                              of SIS & Family Bank, F.S.B. (formerly SIS Bank);
                              President, Chief Executive Officer and Director (May
                              1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank
                              (formerly Springfield Institution for Savings) and
                              Executive Vice President (January 1999-July 1999) of
                              Peoples Heritage Financial Group, Inc. Oversees 41
                              portfolios in the OppenheimerFunds complex.
----------------------------- ---------------------------------------------------------- --------------- ----------------

Interested Trustee and Officer
-------------------------- ------------------------------------------------------------ --------------- ----------------
Name, Address4 Age,        Principal Occupation(s) During Past 5 Years / Other           Dollar Range      Aggregate
                                                                                                         Dollar Range
                                                                                                           of Shares
                                                                                                         Beneficially
                                                                                          of Shares      Owned in any
Position(s) Held with                                                                    Beneficially       of the
Fund and Length of         Trusteeships/Directorships Held by Trustee / Number of        Owned in the     Oppenheimer
Service5                   Portfolios in Fund Complex Overseen by Trustee                    Fund            Funds
-------------------------- ------------------------------------------------------------ --------------- ----------------
-------------------------- ------------------------------------------------------------ --------------- ----------------
John V. Murphy,            Chairman,  Chief Executive Officer and director (since June
President, Principal       2001) and President  (since September 2000) of the Manager;
Executive Officer and      President  and a director  or trustee of other  Oppenheimer  $10,001-$50,000
Trustee,                   funds;  President  and a  director  (since  July  2001)  of                   Over $100,000
since 2001                 Oppenheimer    Acquisition   Corp.   and   of   Oppenheimer
Age: 53                    Partnership  Holdings,  Inc.;  a director  (since  November
                           2001) of OppenheimerFunds  Distributor,  Inc.; Chairman and
                           a director (since July 2001) of Shareholder Services,  Inc.
                           and of Shareholder Financial Services,  Inc.; President and
                           a director  (since  July 2001) of  OppenheimerFunds  Legacy
                           Program (a  charitable  trust  program  established  by the
                           Manager);  a director of the following  investment advisory subsidiaries of  OppenheimerFunds,  Inc.: OFI Institutional
                           Asset  Management,  Inc. and  Centennial  Asset  Management
                           Corporation   (since  November  2001),   HarbourView  Asset
                           Management  Corporation and OFI Private  Investments,  Inc.
                           (since July 2001);  President  (since November 1, 2001) and a  director  (since  July 2001) of  Oppenheimer  Real Asset
                           Management,  Inc.;  a  director  (since  November  2001) of
                           Trinity  Investment  Management Corp. and Tremont Advisers,
                           Inc.  (investment  advisory  affiliates  of  the  Manager);
                           Executive   Vice   President   (since   February  1997)  of
                           Massachusetts  Mutual Life Insurance Company (the Manager's
                           parent  company);  a  director  (since  June  1995)  of DBL
                           Acquisition Corporation;  formerly, Chief Operating Officer
                           (September  2000-June  2001) of the Manager;  President and
                           trustee  (November   1999-November   2001)  of  MML  Series
                           Investment   Fund  and   MassMutual   Institutional   Funds
                           (open-end  investment  companies);  a  director  (September
                           1999-August   2000)  of  C.M.   Life   Insurance   Company;
                           President,  Chief Executive Officer and director (September
                           1999-August 2000) of MML Bay State Life Insurance  Company;
                           a director  (June  1989-June  1998) of Emerald Isle Bancorp and Hibernia  Savings Bank (a  wholly-owned  subsidiary  of
                           Emerald  Isle  Bancorp).  Oversees  69  portfolios  in  the
                           OppenheimerFunds complex.
-------------------------- ------------------------------------------------------------ --------------- ----------------

Officers of the Fund

------------------------------------------------- ---------------------------------------------------------------------
Name, Address,4 Age, Position(s) Held with Fund   Principal Occupation(s) During Past 5 Years
and Length of Service5
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Charles Albers, Vice President and Portfolio      Senior Vice President (since April 1998) of the Manager; a
Manager since 2000                                Certified Financial Analyst; an officer of six portfolios in the
Age: 61                                           OppenheimerFunds complex; formerly a Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972 - April
                                                  1998).
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Nikolaos D. Monoyios, Vice President and          Vice President of the Manager (since April 1998); an officer of 4
Portfolio Manager since 2000                      portfolios in the OppenheimerFunds complex; a Certified Financial
Age:  53                                          Analyst; formerly a Vice President and portfolio manager for
                                                  Guardian Investor Services, the investment management subsidiary of
                                                  The Guardian Life Insurance Company (1979 - March 1998).
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Brian W. Wixted, Treasurer, Principal Financial   Senior Vice President and Treasurer (since March 1999) of the
and Accounting Officer since 2000                 Manager; Treasurer (since March 1999) of HarbourView Asset
Age: 42                                           Management Corporation, Shareholder Services, Inc., Oppenheimer
                                                  Real Asset Management Corporation, Shareholder Financial Services,
                                                  Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                                  Investments, Inc. (since March 2000), OppenheimerFunds
                                                  International Ltd. and Oppenheimer Millennium Funds plc (since May
                                                  2000) and OFI Institutional Asset Management, Inc. (since November
                                                  2000); Treasurer and Chief Financial Officer (since May 2000) of
                                                  Oppenheimer Trust Company (a trust company subsidiary of the
                                                  Manager); Assistant Treasurer (since March 1999) of Oppenheimer
                                                  Acquisition Corp. and OppenheimerFunds Legacy Program (since April
                                                  2000); formerly Principal and Chief Operating Officer (March
                                                  1995-March 1999), Bankers Trust Company-Mutual Fund Services
                                                  Division. An officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Philip Vottiero, Assistant Treasurer since 2002   Vice President/Fund Accounting of the Manager (since March 2002;
Age: 39                                           formerly Vice President/Corporate Accounting of the Manager (July
                                                  1999-March 2002) prior to which he was Chief Financial Officer at
                                                  Sovlink Corporation (April 1996-June 1999). An officer of 72 portfolios in the OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Robert G. Zack, Vice President and Secretary      Senior Vice President (since May 1985) and General Counsel (since
since 2001                                        February 2002) of the Manager; General Counsel and a director
Age: 54                                           (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior
                                                  Vice President and General Counsel (since November 2001) of
                                                  HarbourView Asset Management Corporation; Vice President and a
                                                  director (since November 2000) of Oppenheimer Partnership Holdings,
                                                  Inc.; Senior Vice President, General Counsel and a director (since
                                                  November 2001) of Shareholder Services, Inc., Shareholder Financial
                                                  Services, Inc., OFI Private Investments, Inc., Oppenheimer Trust
                                                  Company and OFI Institutional Asset Management, Inc.; General
                                                  Counsel (since November 2001) of Centennial Asset Management
                                                  Corporation; a director (since November 2001) of Oppenheimer Real
                                                  Asset Management, Inc.; Assistant Secretary and a director (since
                                                  November 2001) of OppenheimerFunds International Ltd.; Vice
                                                  President (since November 2001) of OppenheimerFunds Legacy Program;
                                                  Secretary (since November 2001) of Oppenheimer Acquisition Corp.;
                                                  formerly Acting General Counsel (November 2001-February 2002) and
                                                  Associate General Counsel (May 1981-October 2001) of the Manager;
                                                  Assistant Secretary of Shareholder Services, Inc. (May
                                                  1985-November 2001), Shareholder Financial Services, Inc. (November
                                                  1989-November 2001); OppenheimerFunds International Ltd. And
                                                  Oppenheimer Millennium Funds plc (October 1997-November 2001). An
                                                  officer of 89 portfolios in the OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Philip T. Masterson, Assistant Secretary          Vice President and Assistant Counsel of the Manager (since July
Since 2002                                        1998); formerly, an associate with Davis, Graham, & Stubbs LLP
Age: 38                                           (January 1997-June 1998). An officer of 72 portfolios in the
                                                  OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Denis R. Molleur, Assistant Secretary since 2001  Vice President and Senior Counsel of the Manager (since July 1999);
Age: 44                                           an officer of other Oppenheimer funds; formerly a Vice President and Associate Counsel of the Manager (September 1995 - July 1999).
                                                  An officer of 82 portfolios in the OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Katherine P. Feld, Assistant Secretary since      Vice President and Senior Counsel of the Manager (since July 1999);
2001                                              an officer of other Oppenheimer funds; formerly a Vice President
Age: 44                                           and Associate Counsel of the Manager (June 1990 - July 1999). An
                                                  officer of 85 portfolios in the OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------
------------------------------------------------- ---------------------------------------------------------------------
Kathleen T. Ives, Assistant Secretary since 2001  Vice President and Assistant Counsel of the Manager (since June
Age: 36                                           1998); an officer of other Oppenheimer funds; formerly an Assistant
                                                  Vice President and Assistant Counsel of the Manager (August 1997 -
                                                  June 1998); and Assistant Counsel of the Manager (August
                                                  1994-August 1997). An officer of 85 portfolios in the
                                                  OppenheimerFunds complex.
------------------------------------------------- ---------------------------------------------------------------------

Remuneration of Trustees.  The officers of the Fund and one Trustee of the Fund (Mr. Murphy) are affiliated with the Manager and receive no salary or fee from the Fund.  The remaining Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended July 31, 2002. Mr. Swain was affiliated with the Manager until January 2, 2002. The compensation from all of the Board II Funds represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year ended December 31, 2001.

---------------------------------------- --------------------------------------- -------------------------------------
Trustee Name and Other Fund                      Aggregate Compensation              Total Compensation From All
Position(s) (as applicable)                            from Fund1                    Oppenheimer Funds For Which
                                                                                         Individual Serves As
                                                                                           Trustee/Director
                                                                                             (41 Funds)2
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
William L. Armstrong                                      $616                                 $78,865
Audit Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Robert G. Avis                                            $621                                 $79,452
Review Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
George Bowen                                              $594                                 $75,936
Audit Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Edward L. Cameron                                         $592                                 $75,794
Audit Committee Chairman
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Jon S. Fossel                                             $658                                 $84,177
Review Committee Chairman
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Sam Freedman                                              $652                                 $83,402
Review Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Beverly Hamilton3                                         $98                                    None
Review Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
C. Howard Kast4                                           $684                                 $87,452
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Robert M. Kirchner4                                       $621                                 $79,452
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
Robert Malone3                                            $98                                    None
Audit Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
F. William Marshall, Jr.                                  $547                                 $69,922
Review Committee Member
---------------------------------------- --------------------------------------- -------------------------------------
---------------------------------------- --------------------------------------- -------------------------------------
James C. Swain5                                           $812                                   None
---------------------------------------- --------------------------------------- -------------------------------------
Effective July 1, 2000, William A. Baker and Ned M. Steel resigned as Trustees of the Fund and subsequently became Trustees Emeritus of the Fund.  For the fiscal year ended July 31, 2002, Messrs. Baker and Steel each received $724 aggregate compensation from the Fund and for the calendar year ended December 31, 2001, they each received $60,000 total compensation from all Oppenheimer funds.
1.       For the Fund's fiscal year ended July 31, 2002.  Aggregate compensation includes fees and deferred compensation, if any, accrued for a Trustee.
2.       For the 2001 calendar year.
3. Ms. Hamilton and Mr. Malone were elected to the Fund effective June 1, 2002.  They did not receive compensation from any  of the Oppenheimer funds during the calendar year 2001.
4. Effective July 1, 2002, Messrs. Kast and Kirchner retired from the Board II funds.
5. Mr. Swain became an Independent Trustee of the Fund effective January 1, 2002.

         |X|  Deferred  Compensation Plan for Trustees.  The Board of Trustees has adopted a Deferred  Compensation
Plan for  disinterested  trustees  that  enables  them to elect to defer  receipt of all or a portion of the annual fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation  deferred  by a Trustee is periodically  adjusted as though an equivalent  amount had been invested in shares of one or more Oppenheimer funds selected  by the  Trustee.  The  amount  paid to the  Trustee  under the plan  will be  determined  based  upon the performance of the selected funds.

         Deferral of Trustee's fees under the plan will not materially  affect the Fund's assets,  liabilities  and net income per share.  The plan will not  obligate  the Fund to retain the  services  of any  Trustee or to pay any particular  level of  compensation  to any  Trustee.  Pursuant to an Order  issued by the  Securities  and Exchange
Commission,  the Fund may invest in the funds selected by the Trustee under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

         |X| Major  Shareholders.  As of August 29,  2002,  the only  persons  who owned of record or were known by the Fund to own beneficially 5% or more of any class of the Fund's outstanding shares were:

         Persumma Financial Services, MassMutual Financial Group, 1295 State St.  #N328 Springfield, MA
01111-0001 which owned 271,498.733 Class Y shares (99.96% of the Class Y shares then outstanding.

The Manager.  The Manager is  wholly-owned  by  Oppenheimer  Acquisition  Corp.,  a holding  company  controlled by
Massachusetts Mutual Life Insurance Company.

Code of Ethics.  The  Manager,  the  Distributor  and the Fund have a Code of Ethics.  It is designed to detect and prevent improper personal trading by certain employees,  including portfolio  managers,  that would compete with or take  advantage of the Fund's  portfolio  transactions.  Covered  persons  include  persons  with  knowledge of the investments  and  investment  intentions  of the Fund and other funds  advised by the  Manager.  The Code of Ethics does permit personnel  subject to the Code to invest in securities,  including  securities that may be purchased or held by the  Fund,  subject  to a number  of  restrictions  and  controls.  Compliance  with the Code of  Ethics is carefully monitored and enforced by the Manager.

         The Code of Ethics is an exhibit to the  Fund's  registration  statement  filed  with the  Securities  and
Exchange  Commission  and can be reviewed and copied at the SEC's Public  Reference  Room in  Washington,  D.C. You
can  obtain  information  about  the  hours  of  operation  of the  Public  Reference  Room by  calling  the SEC at
1.202.942.8090.  The Code of Ethics can also be viewed as part of the Fund's  registration  statement  on the SEC's
EDGAR database at the SEC's Internet  website at  WWW.SEC.GOV.  Copies may be obtained,  after paying a duplicating
                                                  -----------
fee,  by  electronic  request at the  following  E-mail  address:  PUBLICINFO@SEC.GOV.,  or by writing to the SEC's
                                                                   -------------------
Public Reference Section, Washington, D.C. 20549-0102.

         |X|  The  Investment  Advisory  Agreement.   The  Manager  provides  investment  advisory  and  management services  to the Fund under an  investment  advisory  agreement  between  the  Manager  and the Fund.  The  Manager selects  securities for the Fund's  portfolio and handles its day-to-day  business.  The portfolio  managers of the
Fund  are  employed  by the  Manager  and are  the  persons  who are  principally  responsible  for the  day-to-day management  of the Fund's  portfolio.  Other  members of the  Manager's  Equity  Portfolio  Department  provide the portfolio managers with counsel and support in managing the Fund's portfolio.

         The  agreement  requires the Manager,  at its expense,  to provide the Fund with  adequate  office  space, facilities  and  equipment.  It  also  requires  the  Manager  to  provide  and  supervise  the  activities  of all
administrative  and  clerical  personnel  required  to  provide  effective   administration  for  the  Fund.  Those
responsibilities  include  the  compilation  and  maintenance  of  records  with  respect  to its  operations,  the preparation and filing of specified  reports,  and composition of proxy materials and  registration  statements for continuous public sale of shares of the Fund.

         The Fund pays expenses not expressly  assumed by the Manager  under the advisory  agreement.  The advisory agreement lists examples of expenses paid by the Fund. The major categories  relate to interest,  taxes,  brokerage concessions,  fees to certain  Trustees,  legal and audit  expenses,  custodian bank and transfer  agent  expenses, share issuance costs,  certain printing and registration  costs and non-recurring  expenses,  including  litigation costs.  The  management  fees  paid by the  Fund to the  Manager  are  calculated  at the  rates  described  in the
Prospectus,  which are  applied  to the  assets of the Fund as a whole.  The fees are  allocated  to each  class of shares based upon the relative proportion of the Fund's net assets represented by that class.

------------------------------------- --------------------------------------------------------
            Fiscal Year                               Management Fees Paid to
            Ended 7/31:                               OppenheimerFunds, Inc.
------------------------------------- --------------------------------------------------------
------------------------------------- --------------------------------------------------------
                2001                                         $519,274
------------------------------------- --------------------------------------------------------
------------------------------------- --------------------------------------------------------
                2002                                        $3,386,491
------------------------------------- --------------------------------------------------------

         The investment  advisory  agreement states that in the absence of willful  misfeasance,  bad faith,  gross negligence  in the  performance  of its duties or  reckless  disregard  of its  obligations  and  duties  under the investment  advisory  agreement,  the  Manager  is not  liable for any loss  resulting  from a good faith  error or omission on its part with respect to any of its duties under the agreement.

         The agreement permits the Manager to act as investment  adviser for any other person,  firm or corporation and to use the names  "Oppenheimer"  and "Main Street" in connection with other  investment  companies for which it may act as investment adviser or general  distributor.  If the Manager shall no longer act as investment adviser to the Fund, the Manager may withdraw the right of the Fund to use the names  "Oppenheimer"  and "Main Street" as part of its name.

|X|           Annual Approval of Investment Advisory Agreement. Each year, the Board of Trustees, including a majority of the Independent Trustees, is required to approve the renewal of the investment advisory agreement.
The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.  The Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

         The Board also receives information about the 12b-1 distribution fees the Fund pays.  These distribution fees are reviewed and approved at a different time of the year.

         The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement.  Among other factors, the Board considered:
o        The nature, cost, and quality of the services provided to the Fund and its shareholders;
o        The profitability of the Fund to the Manager;
o        The investment performance of the Fund in comparison to regular market indices
o        Economies of scale that may be available to the Fund from the Manager;
o        Fees paid by other mutual funds for similar services;
o        The value and quality of any other benefits or services received by the Fund from its relationship with the Manager, and
o        The direct and indirect benefits the Manager received from its relationship with the Fund.  These included services provided by the Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities Exchange Act.

         The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.  The Board also considered that maintaining the financial viability of the Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times.  The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the Manager.

         These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations.  The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

         In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.  The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage  Provisions of the Investment Advisory  Agreement.  One of the duties of the Manager under the investment advisory  agreement  is to arrange  the  portfolio  transactions  for the Fund.  The  advisory  agreement  contains provisions  relating to the employment of broker-dealers to effect the Fund's portfolio  transactions.  The Manager is authorized by the advisory agreement to employ  broker-dealers,  including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ  broker-dealers  that the Manager thinks, in its best judgment based on all relevant  factors,  will implement the policy of the Fund to obtain,  at reasonable  expense, the "best execution" of the Fund's  portfolio  transactions.  "Best execution" means prompt and reliable  execution at the most favorable price obtainable.  The Manager need not seek competitive  commission bidding.  However, it is expected to be aware of the current rates of eligible  brokers and to minimize the  commissions  paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

         Under the investment  advisory  agreement,  the Manager may select brokers  (other than  affiliates)  that provide  brokerage  and/or  research  services for the Fund and/or the other accounts over which the Manager or its affiliates have investment  discretion.  The commissions paid to such brokers may be higher than another  qualified broker would charge,  if the Manager makes a good faith  determination  that the  concession is fair and reasonable in relation to the services  provided.  Subject to those  considerations,  as a factor in selecting brokers for the
Fund's  portfolio  transactions,  the Manager may also  consider  sales of shares of the Fund and other  investment companies for which the Manager or an affiliate serves as investment adviser.

Brokerage  Practices  Followed  by the  Manager.  The  Manager  allocates  brokerage  for the Fund  subject  to the provisions of the investment  advisory  agreement and the  procedures and rules  described  above.  Generally,  the
Manager's  portfolio traders allocate brokerage based upon  recommendations  from the Manager's portfolio managers.
In certain  instances,  portfolio  managers may directly place trades and allocate  brokerage.  In either case, the
Manager's executive officers supervise the allocation of brokerage.

         Transactions  in  securities  other than those for which an exchange is the primary  market are  generally done with  principals or market  makers.  In  transactions  on foreign  exchanges,  the Fund may be required to pay fixed brokerage  commissions and therefore would not have the benefit of negotiated  commissions  available in U.S.
markets.  Brokerage  commissions  are  paid  primarily  for  transactions  in  listed  securities  or  for  certain fixed-income agency  transactions in the secondary market. In an option  transaction,  the Fund ordinarily uses the same  broker for the  purchase  or sale of the option and any  transaction  in the  securities  to which the option relates.

         Certain other funds advised by the Manager have investment  policies  similar to those of the Fund.  Those other funds may purchase or sell the same  securities as the Fund at the same time as the Fund,  which could affect the supply and price of the securities.  If two or more funds advised by the Manager  purchase the same security on the same day from the same  dealer,  the  transactions  under those  combined  orders are  averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

         Most purchases of debt  obligations are principal  transactions  at net prices.  Instead of using a broker for those transactions,  the Fund normally deals directly with the selling or purchasing  principal or market maker unless the  Manager  determines  that a better  price or  execution  can be  obtained  by using the  services  of a broker.  Purchases  of portfolio  securities  from  underwriters  include a commission  or  concession  paid by the issuer to the  underwriter.  Purchases  from dealers  include a spread  between the bid and asked prices.  The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

         The investment  advisory agreement permits the Manager to allocate  brokerage for research  services.  The research  services  provided by a particular  broker may be useful only to one or more of the advisory  accounts of the Manager and its affiliates.  The investment  research  received for the commissions of those other accounts may be useful both to the Fund and one or more of the  Manager's  or  subsidiaries  of the  Manager's  other  accounts.
Investment  research  may be supplied to the Manager by a third  party at the  instance of a broker  through  which trades are placed.

         Investment  research services include  information and analysis on particular  companies and industries as well  as  market  or  economic  trends  and  portfolio  strategy,  market  quotations  for  portfolio  evaluations, information  systems,  computer hardware and similar products and services.  If a research service also assists the
Manager  in a  non-research  capacity  (such as  bookkeeping  or other  administrative  functions),  then  only the percentage or component that provides  assistance to the Manager in the investment  decision-making  process may be paid in commission dollars.

         The Board of Trustees  permits the Manager to use stated  commissions  on  secondary  fixed-income  agency trades to obtain  research  if the broker  represents  to the  Manager  that:  (i) the trade is not from or for the broker's own  inventory,  (ii) the trade was  executed by the broker on an agency  basis at the stated  concession, and (iii) the trade is not a riskless  principal  transaction.  The Board of  Trustees  permits  the Manager to use commissions  on  fixed-price  offerings  to  obtain  research,  in the  same  manner  as is  permitted  for  agency transactions.

         The research  services  provided by brokers broadens the scope and supplements the research  activities of the Manager.  That research provides  additional views and comparisons for consideration,  and helps the Manager to obtain  market  information  for the valuation of  securities  that are either held in the Fund's  portfolio or are being  considered  for  purchase.  The Manager  provides  information  to the Board about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation  that the amount of such commissions was reasonably related to the value or benefit of such services.

      ----------------------------------- ---------------------------------------------------------------------
                 Fiscal Year                                  Total Brokerage Commissions
                 Ended 7/31:                                       Paid by the Fund1
      ----------------------------------- ---------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------
                     2001                                               $381,443
      ----------------------------------- ---------------------------------------------------------------------
      ----------------------------------- ---------------------------------------------------------------------
                     2002                                             $2,887,5232
      ----------------------------------- ---------------------------------------------------------------------
      1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
      2. During the fiscal period ended 7/31/02, the amount of transactions  directed to brokers for research services was $447,510,749 and the amount of the commissions paid to  broker-dealers  for those services was $619,817.

Distribution and Service Plans

The  Distributor.  Under its General  Distributor's  Agreement  with the Fund, the  Distributor  acts as the Fund's principal  underwriter  in the  continuous  public  offering of the  different  classes of shares of the Fund.  The
Distributor bears the expenses normally  attributable to sales,  including advertising and the cost of printing and mailing  prospectuses,  other than those  furnished to existing  shareholders.  The Distributor is not obligated to sell a specific number of shares.  Expenses normally attributable to sales are borne by the Distributor.

         The sales  charges  and  concessions  paid to, or  retained  by, the  Distributor  from the sale of shares during the Fund's two most  recent  fiscal  years,  and the  contingent  deferred  sales  charges  retained  by the
Distributor on the redemption of shares for the two most recent fiscal years are shown in the tables below.

---------------------------------------- ------------------------------------- --------------------------------------

Fiscal Year Ended 7/31:                  Aggregate Front-End Sales             Class A
                                         Charges on Class A Shares             Front-End Sales
                                                                               Charges Retained by Distributor1
---------------------------------------- ------------------------------------- --------------------------------------
---------------------------------------- ------------------------------------- --------------------------------------
                 2001                                  $688,163                              $195,462
---------------------------------------- ------------------------------------- --------------------------------------
---------------------------------------- ------------------------------------- --------------------------------------
                 2002                                 $2,240,368                             $613,231
---------------------------------------- ------------------------------------- --------------------------------------
1.       Includes amounts retained by a broker-dealer that is an affiliate or a parent of the distributor.

------------------------ ---------------------- ---------------------- ---------------------- ---------------------

Fiscal Year Ended 7/31:  Concessions            Concessions            Concessions            Concessions
                         on Class A             on Class B             on Class C             On Class N
                         Shares                 Shares                 Shares                 Shares
                         Advanced by            Advanced by            Advanced by            Advanced by
                         Distributor1           Distributor1           Distributor1           Distributor1,2
------------------------ ---------------------- ---------------------- ---------------------- ---------------------
------------------------ ---------------------- ---------------------- ---------------------- ---------------------
         2001                   $29,048              $1,009,382              $173,972                 $68
------------------------ ---------------------- ---------------------- ---------------------- ---------------------
------------------------ ---------------------- ---------------------- ---------------------- ---------------------
         2002                   $86,636              $3,755,975              $795,563               $61,253
------------------------ ---------------------- ---------------------- ---------------------- ---------------------

1.       The  Distributor  advances  concession  payments to dealers  for  certain  sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.
2.       The inception date of Class N shares was March 1, 2001.

------------------------ ---------------------- ---------------------- ---------------------- ----------------------
Fiscal                   Class  A   Contingent  Class B Contingent     Class C Contingent     Class N Contingent
Year                     Deferred Sales         Deferred Sales         Deferred Sales         Deferred Sales
Ended                    Charges Retained       Charges Retained       Charges Retained       Charges Retained
7/31:                    by Distributor         by Distributor         by Distributor         By Distributor
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
         2001                    $319                  $18,474                $2,738                  None
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
------------------------ ---------------------- ---------------------- ---------------------- ----------------------
         2002                   $4,020                $189,465                $19,076                  $80
------------------------ ---------------------- ---------------------- ---------------------- ----------------------

Distribution  and  Service  Plans.  The Fund has  adopted a Service  Plan for Class A shares and  Distribution  and
Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the  Investment  Company Act. Under those plans  the  Fund  pays  the  Distributor  for all or a  portion  of its  costs  incurred  in  connection  with  the distribution and/or servicing of the shares of the particular class.

         Each plan has been  approved by a vote of the Board of Trustees,  including a majority of the  Independent
Trustees6, cast in person at a meeting  called  for the  purpose  of voting on that  plan.  Each plan has also been approved  by the  holders  of a  "majority"  (as  defined  in the  Investment  Company  Act) of the  shares  of the applicable  class.  The  shareholder  votes for the 12b-1 plans were cast by the Manager as the sole initial holder of each class of shares of the Fund.

         Under the plans,  the Manager  and the  Distributor  may make  payments  to  affiliates  and in their sole discretion,  from time to time,  may use their own  resources  (at no direct cost to the Fund) to make  payments to brokers,  dealers or other financial  institutions for distribution and administrative  services they perform.  The
Manager  may use its profits  from the  advisory  fee it  receives  from the Fund.  In their sole  discretion,  the
Distributor  and the Manager may increase or decrease the amount of payments  they make from their own resources to plan recipients.

         Unless a plan is terminated as described  below,  the plan  continues in effect from year to year but only if the  Fund's  Board  of  Trustees  and its  Independent  Trustees  specifically  vote  annually  to  approve  its continuance.  Approval  must be by a vote  cast in  person  at a  meeting  called  for the  purpose  of  voting  on continuing  the plan. A plan may be  terminated at any time by the vote of a majority of the  Independent  Trustees or by the vote of the  holders of a  "majority"  (as  defined in the  Investment  Company  Act) of the  outstanding shares of that class.

         The Board of Trustees and the  Independent  Trustees  must approve all material  amendments  to a plan. An amendment to increase  materially  the amount of payments to be made under a plan must be approved by  shareholders of the class  affected by the  amendment.  Because  Class B shares of the Fund  automatically  convert into Class A shares after six years,  the Fund must obtain the approval of both Class A and Class B shareholders  for a proposed material  amendment to the Class A Plan that would  materially  increase  payments  under the Plan.  That  approval must be by a "majority" (as defined in the Investment  Company Act) of the shares of each class,  voting separately by class.

         While the Plans are in effect,  the Treasurer of the Fund shall provide  separate  written  reports on the plans to the Board of  Trustees at least  quarterly  for its review.  The  Reports  shall  detail the amount of all payments  made under a plan and the  purpose for which the  payments  were made.  Those  reports are subject to the review and approval of the Independent Trustees.

         Each Plan states that while it is in effect,  the selection and  nomination of those  Trustees of the Fund who are not  "interested  persons" of the Fund (or the Fund) is  committed  to the  discretion  of the  Independent
Trustees.  This does not prevent the  involvement of others in the selection and nomination  process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

         Under the  plans  for a class,  no  payment  will be made to any  recipient  in any  quarter  in which the aggregate  net asset  value of all Fund  shares of that class held by the  recipient  for itself and its  customers does not  exceed a minimum  amount,  if any,  that may be set from time to time by a  majority  of the  Independent
Trustees.  The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

              |_| Class A Service Plan.  Under the Class A service plan,  the  Distributor  currently uses the fees it  receives  from the Fund to pay  brokers,  dealers and other  financial  institutions  (they are  referred to as
"recipients")  for personal  services and account  maintenance  services they provide for their  customers who hold
Class A shares.  The services include,  among others,  answering  customer  inquiries about the Fund,  assisting in establishing  and  maintaining  accounts in the Fund,  making the Fund's  investment  plans available and providing other services at the request of the Fund or the Distributor.  The Class A service plan permits  reimbursements  to the  Distributor  at a rate of up to 0.25% of average  annual  net assets of Class A shares.  The Board has set the rate at that level.  While the plan permits the Board to authorize  payments to the Distributor to reimburse itself for services  under the plan,  the Board has not yet done so. The  Distributor  makes  payments to plan  recipients quarterly  at an annual rate not to exceed  0.25% of the  average  annual net assets  consisting  of Class A shares held in the accounts of the recipients or their customers.

         With  respect to  purchases of Class A shares  subject to a  contingent  deferred  sales charge by certain retirement  plans that  purchased such shares prior to March 1, 2001  ("grandfathered  retirement  accounts"),  the
Distributor  currently  intends to pay the service fee to Recipients in advance for the first year after the shares are  purchased.  After the first year  shares are  outstanding,  the  Distributor  makes  service  fee  payments to
Recipients  quarterly  on those  shares.  The  advance  payment  is based on the net asset  value of  shares  sold.
Shares  purchased by exchange do not qualify for the advance  service fee payment.  If Class A shares  purchased by grandfathered  retirement  accounts are redeemed during the first year after their  purchase,  the Recipient of the service fees on those shares will be obligated to repay the  Distributor a pro rata portion of the advance  payment of the service fee made on those shares.

         For the fiscal year ended July 31, 2002  payments  under the Class A Plan totaled  $613,732,  all of which was paid by the Distributor to recipients.  That included $20,950 paid to an affiliate of the Distributor's  parent company.  Any  unreimbursed  expenses  the  Distributor  incurs  with  respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.  The Distributor may not use payments  received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

              |_| Class B, Class C and Class N Service and Distribution  Plans.  Under each plan,  service fees and distribution  fees  are  computed  on the  average  of the net  asset  value of  shares  in the  respective  class, determined as of the close of each regular  business day during the period.  The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's  distribution  expenses are more or less than the  amounts  paid by the Fund under the plan  during  the period for which the fee is paid.  The types of  services  that  recipients  provide are similar to the  services  provided  for the service fee under the
Class A service plan, described above.

         The Class B,  Class C and Class N plans  permit  the  Distributor  to retain  both the  asset-based  sales charges and the  service  fees or to pay  recipients  the service  fee on a  quarterly  basis,  without  payment in advance.  However, the Distributor  currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.  After the first year shares are  outstanding,  the Distributor  makes service fee  payments  quarterly  on those  shares.  The advance  payment is based on the net asset  value of shares  sold.
Shares  purchased by exchange do not qualify for the advance  service fee  payment.  If Class B, Class C or Class N shares are redeemed during the first year after their  purchase,  the recipient of the service fees on those shares will be obligated  to repay the  Distributor  a pro rata portion of the advance  payment of the service fee made on those shares.

         The  Distributor  retains the  asset-based  sales charge on Class B shares.  The  Distributor  retains the asset-based  sales  charge  on Class C shares  during  the  first  year the  shares  are  outstanding.  It pays the asset-based  sales charge as an ongoing  concession  to the recipient on Class C shares  outstanding  for a year or more. The Distributor  retains the asset based sales charge on Class N shares.  If a dealer has a special agreement with the  Distributor,  the  Distributor  will pay the Class C or Class N  service  fee and the  asset-based  sales charge to the dealer  quarterly in lieu of paying the sales  concessions  and service fee in advance at the time of purchase.

         The  asset-based  sales  charges  on Class B,  Class C and Class N shares  allow  investors  to buy shares without a front-end sales charge while allowing the Distributor to compensate  dealers that sell those shares.  The
Fund pays the  asset-based  sales charges to the Distributor  for its services  rendered in  distributing  Class B,
Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o        pays sales  concessions  to  authorized  brokers and dealers at the time of sale and pays  service fees as described above,
o        may finance  payment of sales  concessions  and/or the  advance of the  service fee payment to  recipients under the plans,  or may provide such  financing  from its own  resources or from the  resources of an affiliate,
o        employs personnel to support distribution of Class B, Class C and Class N shares, and
o        bears the costs of sales literature,  advertising and prospectuses  (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.
o        may not be able to adequately compensate dealers that sell Class B, Class C[and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o        receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o        may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o        may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers for rendering distribution services as much or more than the amounts currently being paid by the Fund, and
o        may not be able to continue providing, at the same or at a lesser cost, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, if the plan payments were to be discontinued.

             When Class B, Class C or Class N shares are sold  without  the  designation  of a  broker-dealer,  the
Distributor is automatically  designated as the  broker-dealer of record.  In those cases, the Distributor  retains the  service fee and  asset-based  sales  charge  paid on Class B, Class C, and Class N shares if it  provides  the required services.

         The  Distributor's  actual  expenses  in selling  Class B, Class C and Class N shares may be more than the payments it receives from the  contingent  deferred  sales charges  collected on redeemed  shares and from the Fund under the plans.  If the Class B, Class C or Class N plan is  terminated  by the Fund,  the Board of  Trustees  may allow the Fund to continue  payments of the asset-based  sales charge to the Distributor  for  distributing  shares before the plan was terminated.

--------------------------------------------------------------------------------------------------------------------
                    Distribution Fees Paid to the Distributor in the Fiscal Year Ended 7/31/02
--------------------------------------------------------------------------------------------------------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
                                                                         Distributor's            Distributor's
                                                                           Aggregate              Unreimbursed
                                Total                Amount               Unreimbursed            Expenses as %
                              Payments            Retained by               Expenses              of Net Assets
         Class               Under Plan           Distributor              Under Plan               of Class
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class B Plan                 $1,174,806            $1,032,905              $5,367,592                 3.20%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class C Plan                  $976,306              $473,527               $1,592,041                 1.13%
------------------------ -------------------- --------------------- ------------------------- ----------------------
------------------------ -------------------- --------------------- ------------------------- ----------------------
Class N Plan                   $10,057              $10,146                 $142,804                  2.77%
------------------------ -------------------- --------------------- ------------------------- ----------------------

         All payments  under the Class B, Class C and Class N plans are subject to the  limitations  imposed by the
Conduct Rules of the National  Association of Securities  Dealers,  Inc. on payments of  asset-based  sales charges and service fees.

Performance of the Fund

Explanation  of  Performance  Terminology.  The  Fund  uses  a  variety  of  terms  to  illustrate  its  investment performance.  Those terms include  "cumulative  total return," "average annual total return," "average annual total return at net asset  value"  and  "total  return at net asset  value."  An  explanation  of how total  returns  are calculated  is set  forth  below.  For  periods  of less than one year,  the Fund may  quote its  performance  on a non-annualized  basis.  You can obtain  current  performance  information  by calling the Fund's  Transfer Agent at
1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

         The  Fund's  illustrations  of its  performance  data in  advertisements  must  comply  with  rules of the
Securities and Exchange  Commission.  Those rules  describe the types of performance  data that may be used and how it is to be  calculated.  In  general,  any  advertisement  by the Fund of its  performance  data must  include the average  annual total returns for the advertised  class of shares of the Fund.  Those returns must be shown for the
1-, 5- and 10-year  periods  (or the life of the class,  if less)  ending as of the most  recently  ended  calendar quarter prior to the publication of the advertisement (or its submission for publication).

         Use of  standardized  performance  calculations  enables an investor to compare the Fund's  performance to the  performance  of other funds for the same periods.  However,  a number of factors  should be considered  before using the Fund's performance information as a basis for comparison with other investments:

         o    Total returns  measure the  performance  of a hypothetical  account in the Fund over various  periods and do not show the  performance  of each  shareholder's  account.  Your account's  performance  will vary from the model  performance  data if your  dividends are received in cash,  or you buy or sell shares during the period,  or you bought your shares at a different time and price than the shares used in the model.

         o    An investment in the Fund is not insured by the FDIC or any other government agency.
         o    The Fund's  performance  returns do not reflect the effect of taxes on  dividends  and capital  gains distributions.
         o    The  principal  value of the Fund's  shares and total  returns are not  guaranteed  and normally will fluctuate on a daily basis.
         o    When an investor's shares are redeemed, they may be worth more or less than their original cost.
         o    Total returns for any given past period  represent  historical  performance  information and are not, and should not be considered, a prediction of future returns.

         The  performance  of each class of shares is shown  separately,  because the  performance of each class of shares will usually be different.  That is because of the different  kinds of expenses each class bears.  The total returns  of each  class of  shares of the Fund are  affected  by  market  conditions,  the  quality  of the  Fund's investments,  the  maturity  of debt  investments,  the types of  investments  the Fund  holds,  and its  operating expenses that are allocated to the particular class.

         |X|  Total  Return  Information.  There are  different  types of "total  returns"  to  measure  the Fund's performance.  Total return is the change in value of a  hypothetical  investment  in the Fund over a given  period, assuming  that all  dividends  and capital gains  distributions  are  reinvested in additional  shares and that the investment is redeemed at the end of the period.  Because of differences in expenses for each class of shares,  the total returns for each class are  separately  measured.  The cumulative  total return  measures the change in value over the entire period (for example,  ten years).  An average  annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period.  However,  average annual total returns do not show actual year-by-year  performance.  The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In  calculating  total  returns  for Class A  shares,  the  current  maximum  sales  charge of 5.75% (as a percentage  of the  offering  price) is deducted  from the  initial  investment  ("P")  (unless the return is shown without sales charge,  as described  below).  For Class B shares,  payment of the  applicable  contingent  deferred sales  charge is applied,  depending on the period for which the return is shown:  5.0% in the first year,  4.0% in the  second  year,  3.0% in the third and fourth  years,  2.0% in the fifth  year,  1.0% in the sixth year and none thereafter.  For Class C shares,  the 1%  contingent  deferred  sales charge is deducted for returns for the 1-year period.  For Class N shares,  the 1%  contingent  deferred  sales  charge is deducted  for returns for the one-year period and total  returns for the periods prior to 3.1.01 (the  inception  date for Class N shares) is based on the
Fund's Class A returns,  adjusted to reflect the higher Class N 12b-1 fees.  For Class N shares,  the 1% contingent deferred  sales  charge is  deducted  for  returns for the 18 month  period.  There is no sales  charge for Class Y shares.

              |_| Average  Annual  Total  Return.  The "average  annual  total  return" of each class is an average annual  compounded  rate of return for each year in a specified  number of years. It is the rate of return based on the change in value of a  hypothetical  initial  investment of $1,000 ("P" in the formula  below) held for a number of years ("n" in the formula) to achieve an Ending  Redeemable  Value  ("ERV" in the  formula) of that  investment, according to the following formula:

                                                 [OBJECT OMITTED]

                  |_| Average Annual Total Return (After Taxes on Distributions). The "average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the
Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

ATVD      1/n    - 1=  Average Annual Total Return (After Taxes on Distributions)
----
  P

                  |_| Average Annual Total Return (After Taxes on Distributions and Redemptions).  The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR     1/n     - 1=  Average Annual Total Return (After Taxes on Distributions and Redemption)
-----
  P

  ---------------------------------------------------------------------------------------------------------------
                       Average Annual Total Returns for Class A Shares (After Sales Charge)
                                          For the Periods Ended 7/31/02
  ---------------------------------------------------------------------------------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------
                                                       1-Year                     5-Year (or life of class)
  -------------------------------------- ----------------------------------- ------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------
  After Taxes on Distributions                                -16.46%                      -6.97%1
  -------------------------------------- ----------------------------------- ------------------------------------
  -------------------------------------- ----------------------------------- ------------------------------------
  After Taxes on Distributions and                    -10.02%                              -5.53%1
  Redemption of Fund Shares
  -------------------------------------- ----------------------------------- ------------------------------------
   1. Inception date of Class A: 9/25/00.

              |_| Cumulative  Total  Return.  The  "cumulative  total  return"  calculation  measures the change in value of a  hypothetical  investment of $1,000 over an entire  period of years.  Its  calculation  uses some of the same  factors as average  annual  total  return,  but it does not  average  the rate of return on an annual  basis.
Cumulative total return is determined as follows:

                                                 [OBJECT OMITTED]

              |_| Total  Returns at Net Asset Value.  From time to time the Fund may also quote a cumulative  or an average annual total return "at net asset value"  (without  deducting sales charges) for Class A, Class B, Class C,
Class N or Class Y shares.  Each is based on the  difference  in net asset value per share at the beginning and the end of the  period  for a  hypothetical  investment  in that  class of shares  (without  considering  front-end  or contingent  deferred sales charges) and takes into  consideration  the  reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------------------------------------------
                              The Fund's Total Returns for the Periods Ended 7/31/02
--------------------------------------------------------------------------------------------------------------------
------------- ------------------------- ----------------------------------------------------------------------------
Class         Cumulative Total                                 Average Annual Total Returns
Of            Returns (10 years or
Shares        life of class)
------------- ------------------------- ----------------------------------------------------------------------------
------------- ------------------------- ------------------------- ------------------------- ------------------------
                                                 1-Year                    5-Year                   10-Year
                                                                     (or life of class)       (or life of class)
------------- ------------------------- ------------------------- ------------------------- ------------------------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
              After        Without      After        Without      After       Without       After        Without
              Sales        Sales        Sales        Sales        Sales       Sales         Sales        Sales
              Charge       Charge       Charge       Charge       Charge      Charge        Charge       Charge
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
Class A       -12.48%1     -7.14%1      -16.46%      -11.37%      -6.951%     -3.931%           N/A         N/A
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
Class B       -12.16%2     -8.50%2      -16.42%      -12.02%      -6.772%     -4.692%           N/A         N/A
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
Class C         -8.50%3    -8.50%3      -12.90%      -12.02%      -4.693%     -4.693%           N/A         N/A
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
Class N         -7.14%4    -6.20%4      -12.56%      -11.67%      -5.094%     -4.424%           N/A         N/A
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------
Class Y           N/A      -6.78%5      -11.16%      -11.16%      -3.725%     -3.725%           N/A         N/A
------------- ------------ ------------ ------------ ------------ ----------- ------------- ------------ -----------

1. Inception: 9/25/00.
2. Inception: 9/25/00.
3. Inception: 9/25/00.
4. Inception: 3/1/01.
5. Inception: 9/25/00.

Other  Performance   Comparisons.   The  Fund  compares  its  performance   annually  to  that  of  an  appropriate
broadly-based  market index in its Annual Report to  shareholders.  You can obtain that  information  by contacting the Transfer  Agent at the  addresses  or  telephone  numbers  shown on the cover of this  Statement of  Additional
Information.  The Fund may also  compare its  performance  to that of other  investments,  including  other  mutual funds,  or use  rankings  of its  performance  by  independent  ranking  entities.  Examples  of these  performance comparisons are set forth below.

         |_|  Lipper  Rankings.  From time to time the Fund may  publish  the  ranking  of the  performance  of its classes of shares by Lipper,  Inc.  ("Lipper").  Lipper is a  widely-recognized  independent mutual fund monitoring service.  Lipper monitors the performance of regulated  investment  companies,  including the Fund, and ranks their performance  for  various  periods  based on  categories  relating to  investment  styles.  The Lipper  performance rankings  are based on total  returns  that  include the  reinvestment  of capital  gain  distributions  and income dividends but do not take sales charges or taxes into  consideration.  Lipper also publishes  "peer-group"  indices of the  performance  of all mutual  funds in a category  that it monitors and  averages of the  performance  of the funds in particular categories.

         |_|  Morningstar  Ratings and  Rankings.  From time to time the Fund may  publish the star  ranking of the performance  of its  classes of shares by  Morningstar,  Inc.,  an  independent  mutual  fund  monitoring  service.
Morningstar  ranks  mutual funds in their  specialized  market  sector.  The Fund is ranked among the Mid Cap blend category.

         For each fund with at least a three-year history; Morningstar calculates a Morningstar Rating(TM)based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and
rewarding consistent performance.   The top 10% of funds in each category receive 5 stars, the next 22.5% receive
4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.  (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable) Morningstar
Rating metrics.

         The Fund may also compare its total  return  ranking to that of other funds in its  Morningstar  category, in addition to its star  ratings.  Those total  return  rankings  are  percentages  from one percent to one hundred percent  and are not risk  adjusted.  For example if a fund is in the 94th  percentile,  that means that 94% of the funds in the same category performed better than it did.

         |_|  Performance  Rankings  and  Comparisons  by Other  Entities and  Publications.  From time to time the
Fund may  include  in its  advertisements  and sales  literature  performance  information  about the Fund cited in newspapers  and other  periodicals  such as The New York  Times,  The Wall  Street  Journal,  Barron's,  or similar publications.  That  information  may include  performance  quotations  from other  sources,  including  Lipper and
Morningstar.  The  performance of the Fund's classes of shares may be compared in  publications  to the performance of various market indices or other investments,  and averages,  performance  rankings or other benchmarks  prepared by recognized mutual fund statistical services.

         Investors may also wish to compare the returns on the Fund's share  classes to the return on  fixed-income investments  available  from banks and  thrift  institutions.  Those  include  certificates  of  deposit,  ordinary interest-paying  checking and savings  accounts,  and other forms of fixed or variable time  deposits,  and various other  instruments  such as Treasury  bills.  However,  the Fund's  returns and share price are not  guaranteed  or insured  by the FDIC or any other  agency  and will  fluctuate  daily,  while bank  depository  obligations  may be insured by the FDIC and may  provide  fixed  rates of return.  Repayment  of  principal  and payment of interest on
Treasury securities is backed by the full faith and credit of the U.S. government.

         From time to time, the Fund may publish  rankings or ratings of the Manager or Transfer Agent,  and of the investor services  provided by them to shareholders of the Oppenheimer  funds,  other than performance  rankings of the  Oppenheimer  funds  themselves.  Those  ratings or  rankings of  shareholder  and  investor  services by third parties may include  comparisons of their services to those provided by other mutual fund families  selected by the rating or ranking  services.  They may be based upon the opinions of the rating or ranking  service  itself,  using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

         From time to time,  the Fund may  include in its  advertisements  and sales  literature  the total  return performance of a hypothetical  investment  account that includes  shares of the fund and other  Oppenheimer  funds.
The combined  account may be part of an  illustration of an asset  allocation  model or similar  presentation.  The account  performance  may combine total return  performance  of the fund and the total return  performance of other
Oppenheimer funds included in the account.  Additionally,  from time to time, the Fund's  advertisements  and sales literature may include,  for  illustrative or comparative  purposes,  statistical data or other  information  about general or specific market and economic conditions. That may include, for example,

o        information  about the  performance  of certain  securities  or  commodities  markets or segments of those markets,
o        information about the performance of the economies of particular countries or regions,
o        the earnings of companies  included in segments of particular  industries,  sectors,  securities  markets, countries or regions,
o        the availability of different types of securities or offerings of securities,

o        information  relating  to the gross  national  or gross  domestic  product of the  United  States or other countries or regions,
o        comparisons  of  various  market   sectors  or  indices  to  demonstrate   performance,   risk,  or  other
         characteristics of the Fund.

ABOUT your account

How to Buy Shares
Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix
B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink.  When shares are purchased through AccountLink, each purchase must be at least $25. Effective
November 1, 2002, for any new Asset Builder Plan, each purchase through AccountLink must be at least $50 and
                                                                                                         ---
shareholders must invest at least $500 before an Asset Builder Plan can be established on a new account. Accounts established prior to November 1, 2001, will remain at $25 for additional purchases. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares.  Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New
York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days.  If
Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day.  The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges.  As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales.  No sales charge is imposed in certain other circumstances described in Appendix B to this Statement of Additional Information because the
Distributor or dealer or broker incurs little or no selling expenses.

         |X|  Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
o        Class A and Class B shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
o        Current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
o        Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class
                  A shares, provided that you still hold your investment in one of the Oppenheimer funds.

         A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.

The Oppenheimer Funds.  The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer Bond Fund                                         Oppenheimer Municipal Bond Fund
Oppenheimer California Municipal Fund                         Oppenheimer New York Municipal Fund
Oppenheimer Capital Appreciation Fund                         Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Preservation Fund                         Oppenheimer Pennsylvania Municipal Fund
Oppenheimer Capital Income Fund                               Oppenheimer Quest Balanced Value Fund
Oppenheimer Champion Income Fund                              Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Concentrated Growth Fund                          Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Convertible Securities Fund                       Oppenheimer Quest Opportunity Value Fund
Oppenheimer Developing Markets Fund                           Oppenheimer Quest Value Fund, Inc.
Oppenheimer Disciplined Allocation Fund                       Oppenheimer Real Asset Fund
Oppenheimer Discovery Fund                                    Oppenheimer Rochester National Municipals
Oppenheimer Emerging Growth Fund                              Oppenheimer Senior Floating Rate Fund
Oppenheimer Emerging Technologies Fund                        Oppenheimer Small Cap Value Fund
Oppenheimer Enterprise Fund                                   Oppenheimer Special Value Fund
Oppenheimer Europe Fund                                       Oppenheimer Strategic Income Fund
Oppenheimer Global Fund                                       Oppenheimer Total Return Fund, Inc.
Oppenheimer Global Growth & Income Fund                       Oppenheimer Trinity Core Fund
Oppenheimer Gold & Special Minerals Fund                      Oppenheimer Trinity Large Cap Growth Fund
Oppenheimer Growth Fund                                       Oppenheimer Trinity Value Fund
Oppenheimer High Yield Fund                                   Oppenheimer U.S. Government Trust
Oppenheimer Intermediate Municipal Fund                       Oppenheimer Value Fund
Oppenheimer International Bond Fund                           Limited-Term New York Municipal Fund
Oppenheimer International Growth Fund                         Rochester Fund Municipals
Oppenheimer International Small Company Fund                  OSM1- Gartmore Millennium Growth Fund II
Oppenheimer Limited-Term Government Fund                      OSM1 - Jennison Growth Fund
Oppenheimer Main Street Growth & Income Fund                  OSM1 - Mercury Advisors S&P 500 Index Fund
Oppenheimer Main Street Opportunity Fund                      OSM1 - Mercury Advisors Focus Growth Fund
Oppenheimer Main Street Small Cap Fund                        OSM1 - QM Active Balanced Fund
Oppenheimer MidCap Fund                                       OSM1 - Salomon Brothers All Cap Fund
Oppenheimer Multiple Strategies Fund
And the following money market funds:

Centennial America Fund, L. P.                                Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust                        Centennial Tax Exempt Trust
Centennial Government Trust                                   Oppenheimer Cash Reserves
Centennial Money Market Trust                                 Oppenheimer Money Market Fund, Inc.
1 - "OSM" stands for Oppenheimer Select Managers

         There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds and Senior Floating Rate Fund. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the
Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares.  The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period.  You can include purchases made up to 90 days before the date of the Letter.  Letters of Intent do not consider Class C or
Class N shares you purchase or may have purchased.

         A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase
Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period
(the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter.  The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter.  Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

         A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds)
that applies under the Right of Accumulation to current purchases of Class A shares.  Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

         In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time).  The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow.  Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

         If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases.
If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the
Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases.  The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

         The  Transfer  Agent  will not hold  shares  in  escrow  for  purchases  of  shares  of the Fund and other
Oppenheimer  funds by  OppenheimerFunds  prototype 401(k) plans under a Letter of Intent.  If the intended purchase amount under a Letter of Intent entered into by an  OppenheimerFunds  prototype 401(k) plan is not purchased by the plan  by the  end of the  Letter  of  Intent  period,  there  will  be no  adjustment  of  concessions  paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

         In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted.  It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period.  All of such purchases must be made through the Distributor.

         |X|  Terms of Escrow That Apply to Letters of Intent.

         1.   Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent.  For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase).  Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

         2.   If the total minimum investment specified under the Letter is completed within the 13-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

         3.   If, at the end of the 13-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time.  That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter.  If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges.  Full and fractional shares remaining after such redemption will be released from escrow.  If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

         4.   By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.       The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)      Class A shares sold with a front-end sales charge or subject to a Class A contingent deferred sales charge,
(b)      Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)      Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other
                  Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

         6.   Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans.  To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Currently, the minimum investment is $25 to establish an Asset Builder Plan, and will remain at $25 for those accounts established prior to November 1, 2002. However, as described above under "AccountLink," for Asset Builder Plans established on or after November 1, 2002, the minimum additional investment for new Asset Builder Plans will increase to $50, and
                                                                                                            ---
shareholders must invest at least $500 before an Asset Builder Plan can be established. Shares purchased by Asset
Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus.  Asset Builder Plans are available only if your bank is an ACH member.  Asset
Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

         If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically.  Normally the debit will be made two business days prior to the investment dates you selected on your application.  Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

         Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor.  Complete the application and return it.  You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent.  The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them.  The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of retirement plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an
independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $3 million in assets
(other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the plan's applicable investments reach $5 million.  OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan.  While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders.  Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the
Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do
so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund.  However, each class has different shareholder privileges and features.  The net income attributable to Class B, Class C or Class N or Class Y shares and the dividends payable on Class B, Class C, Class N or Class
Y shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

         The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund.  A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

         The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

|X|      Class A Shares Subject to a Contingent Deferred Sales Charge. For purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

         |X|  Class B Conversion. Under current interpretations of applicable federal income tax law by the
Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.  Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |X|  Availability of Class N Shares.  In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o        to all rollover IRAs, (including SEP IRAs and SIMPLE IRAs)
o        to all rollover contributions made to Individual 401(k) plans, Profit-Sharing Plans and Money Purchase
                  Pension Plans,
o        to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and Ascender retirement plans,
o        to all trustee-to-trustee IRA transfers,
o        to all 90-24 type 403(b) transfers,
o        to all rollover contributions made to Individual 401(k) plans, profit-sharing plans and Money Purchase
                  Pension Plans,
o        to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o        to Retirement Plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code, the
                  recordkeeper or the plan sponsor for which has entered into a special agreement with the
                  Distributor,
o        to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the
                  Oppenheimer funds is $500,000 or more,
o        to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds.
o        to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

         The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o        purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored
                  Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o        on purchases of Class N shares by an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan made with the redemption proceeds of Class A shares of one or more Oppenheimer funds.

         No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

         |X|  Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs.  Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders.  However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

         The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.  General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class.  Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

         Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class.  Examples of such expenses include distribution and  service plan (12b-1)
fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Account Fees. As stated in the Prospectus, effective September 27, 2002, a $12 annual fee will be charged on any account valued at less than $500.  This fee will not be charged for:
o        Accounts that have balances below $500 due to the automatic conversion of shares from Class B to Class A shares;
o        Accounts with an active Asset Builder Plan, payroll deduction plan or a military allotment plan;
o        OppenheimerFunds-sponsored group retirement accounts that are making continuing purchases;
o        Certain accounts held by broker-dealers through the National Securities Clearing Corporation; and
o        Accounts that fall below the $500 threshold due solely to market fluctuations within the 12-month period preceding the date the fee is deducted.

         The first annual fee will be charged on or about September 27, 2002, and annually thereafter on or about the second to last business day of September.  This annual fee will be waived for any shareholders who elect to access their account documents through electronic document delivery rather than in paper copy and who elect to utilize the Internet or PhoneLink as their primary source for their general servicing needs.  To sign up to access account documents electronically via eDocs Direct, please visit the Service Center on our website at
WWW.OPPENHEIMERFUNDS.COM or call 1.888.470.0862 for instructions.

Determination of Net Asset Values Per Share.  The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange ("the Exchange") on each day that the
Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.  The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday).  All references to time in this Statement of Additional Information mean "Eastern time."
The Exchange's most recent annual announcement (which is subject to change) states that it will close on New
Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day,
Thanksgiving Day and Christmas Day.  It may also close on other days.

         Dealers other than Exchange members may conduct trading in certain securities on days on which the
Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the
Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on
European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New
York Stock Exchange.

         Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

         |X|  Securities Valuation.  The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o        Equity securities traded on a U.S. securities exchange or on Nasdaq(R)are valued as follows:
(1)      if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, on that day, or
(2)      if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
                      "asked" prices on the valuation date or, if not,  at the closing "bid" price on the valuation date.
o        Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)      at the last sale price available to the pricing service approved by the Board of Trustees, or
(2)      at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date,
                      or
(3)      at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o        Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o        The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)      debt instruments that have a maturity of more than 397 days when issued,
(2)      debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)      non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o        The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)      money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)      debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o        Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures.  If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

         In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

         The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

         Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on
Nasdaq on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on
Nasdaq on the valuation date.  If the put, call or future is not traded on an exchange or on Nasdaq, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

         When the Fund writes an option, an amount equal to the premium received is included in the Fund's
Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section.  The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the
Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received.  If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction.  If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Reinvestment Privilege.  Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o        Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o        Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

         The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other
Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order.  The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

         Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain.  If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment.  Under the
Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid.  That would reduce the loss or increase the gain recognized from the redemption.  However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

         The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the
Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the
Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix.  The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations.  If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares.  A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares.  When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

         If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans.  Requests for distributions from OppenheimerFunds-sponsored IRAs, SEP-IRAs,
SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares"
in the Prospectus or on the back cover of this Statement of Additional Information.  The request must:
(1)      state the reason for the distribution;
(2)      state the owner's awareness of tax penalties if the distribution is premature; and
(3)      conform to the requirements of the plan and the Fund's other redemption requirements.

         Participants (other than self-employed plan sponsors) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts.  The plan administrator or fiduciary must sign the request.

         Distributions from pension and profit sharing plans are subject to special requirements under the
Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made.  Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent)
must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed.
Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal
Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld.  The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers.  The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers.  Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00
P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

         Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans.  Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan.  Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment.  Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days.  Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

         Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy
Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent.  Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the account application.  If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

         The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in Appendix B to this Statement of Additional Information).

         By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.  These provisions may be amended from time to time by the
Fund and/or the Distributor.  When adopted, any amendments will automatically apply to existing Plans.

         |X|  Automatic Exchange Plans.  Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Effective November 1, 2002, the minimum amount that may be exchanged to each other fund account is $50. Instructions should be provided on the OppenheimerFunds
Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this
Statement of Additional Information.

|X|      Automatic Withdrawal Plans.  Fund shares will be redeemed as necessary to meet withdrawal payments.
Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under these plans should not be considered as a yield or income on your investment.

         The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer
Agent.  Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

         For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

         Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date.  Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

         The amount and the interval of disbursement payments and the address to which checks are to be mailed or
AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer
Agent.  The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect.  The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

         The Planholder may terminate a Plan at any time by writing to the Transfer Agent.  The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

         To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form.  Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

         If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o        All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

         The following funds only offer Class A shares:
         Centennial America Fund, L.P.                             Centennial Tax Exempt Trust
         Centennial California Tax Exempt Trust                    Oppenheimer Concentrated Growth Fund
         Centennial Government Trust                               Oppenheimer Money Market Fund, Inc.
         Centennial Money Market Trust                             Oppenheimer Real Estate Fund
         Centennial New York Tax Exempt Trust                      Oppenheimer Special Value Fund

         The following funds do not offer Class N shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Intermediate Municipal Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Municipal Bond Fund                           Rochester Fund Municipals
         Oppenheimer New Jersey Municipal Fund                     Oppenheimer Senior Floating Rate Fund
         Oppenheimer New York Municipal Fund                       Limited Term New York Municipal Fund

         The following funds do not offer Class Y shares:
         Oppenheimer California Municipal Fund                     Oppenheimer Intermediate Municipal Fund
         Oppenheimer Capital Income Fund                           Oppenheimer New Jersey Municipal Fund
         Oppenheimer Cash Reserves                                 Oppenheimer New York Municipal Fund
         Oppenheimer Champion Income Fund                          Oppenheimer Pennsylvania Municipal Fund
         Oppenheimer Convertible Securities Fund                   Oppenheimer Rochester National Municipals
         Oppenheimer Disciplined Allocation Fund                   Oppenheimer Senior Floating Rate Fund
         Oppenheimer Gold & Special Minerals Fund                  Oppenheimer Small Cap Value Fund
         Oppenheimer International Small Company Fund              Limited Term New York Municipal Fund

o        Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o        Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored
         401(k) plans.
o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
         Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves
         acquired by exchange of Class M shares.
o        Class X shares of Limited Term New York Municipal Fund may be exchanged only for Class B shares of other
         Oppenheimer funds and no exchanges may be made to Class X shares.
o        Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money
         Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund.  Only
         participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer
         Capital Preservation Fund.
o        Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of
         Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves.
o        Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM
         Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.
o        Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge.
         They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o        Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.
o        Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other
         Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

         The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

         |X|  How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o        When Class A shares of any Oppenheimer fund (other than Rochester National Municipals and Rochester Fund
Municipals) acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        When Class A shares of Rochester National Municipals and Rochester Fund Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o        If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer
Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early
Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.

o        When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class
A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o        With respect to Class B shares, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class
B shares.

o        With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class
C shares.

o        With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or
403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
Oppenheimer fund.

o        When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in
"How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

         Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

         |X|  Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.  The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |X|  Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|      Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the
Transfer Agent receives an exchange request in proper form (the "Redemption Date").  Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.  The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage
it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

         When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so.  However, special redemption and exchange features such as Automatic Exchange
Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

         In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the
Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request.  In those cases, only the shares available for exchange without restriction will be exchanged.

         The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange.  For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another.  "Reinvestment Privilege,"
above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.  The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

         Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of
Oppenheimer Money Market Fund, Inc.  Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.  The federal tax treatment of the
Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

         The tax discussion in the  Prospectus and this Statement of Additional  Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional  Information.  Those laws and regulations may be changed by legislative,  judicial, or administrative action,  sometimes with retroactive effect. State and local tax treatment of ordinary  income  dividends and capital gain  dividends from  regulated  investment  companies may differ from the treatment under the Internal  Revenue Code described below.  Potential  purchasers of shares of the
Fund are urged to consult  their tax advisers  with specific  reference to their own tax  circumstances  as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company.  The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.  As a regulated investment company, the Fund is not subject to federal income tax on the portion of its investment company taxable income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses and net short term capital gain in excess of long-term capital loss) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the
Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them.
This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

         The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

         To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the
Internal Revenue Code, some of which are described below.  Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

         To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

         In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company.  Under that test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

         Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders.  Long-term capital gains distributions are not eligible for the deduction.  The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less.  To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction. Since it is anticipated that most of the Fund's income will be derived from interest it receives on its investments, the Fund does not anticipate that its distributions will qualify for this deduction.

         The Fund may either retain or distribute to shareholders its net capital gain for each taxable year.
The Fund currently intends to distribute any such amounts.  If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

         If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35%
corporate tax rate.  If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of their pro rata share of such gain. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

         Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

         Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

         Distributions  by the Fund will be  treated in the  manner  described  above  regardless  of  whether  the distributions  are paid in cash or reinvested in additional  shares of the Fund (or of another fund).  Shareholders receiving a  distribution  in the form of  additional  shares will be treated as  receiving  a  distribution  in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

         The Fund will be required in certain cases to withhold 30% (29% for payments after December 31, 2003) of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that
                                            -------
number when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). All income and any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the
                                                                               -
shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares.  All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

         In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year.  However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

         Ordinary income dividends that are paid by the Fund to foreign persons and are deemed not "effectively connected income" (i.e., not effectively connected with the conduct of a U.S. trade or business) will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed
Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. All income and any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in March of each year.

         If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S.
                                                        ---
trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.

         If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 30% (29% for payments after December 31, 2003) on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person.
All income and any tax withheld (in this situation) by the Fund is remitted by the Fund to the U.S. Treasury and is identified in reports mailed to shareholders in January of each year.

         The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisors or the U.S. Internal Revenue Service with respect to the particular tax consequences to them of an investment in the
Fund, including the applicability of the U.S. withholding taxes described above.

Dividend Reinvestment in Another Fund.  Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above.
Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer
Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor.  The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor.  The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions.
It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  The Bank of New York is the custodian of the Fund's assets.  The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund.  It will be the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.  The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.  Those uninsured balances at times may be substantial.

Independent Auditors Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services.  They also act as auditors for the Manager and for certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT

================================================================================
TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF OPPENHEIMER MAIN
STREET(REGISTRATION MARK) OPPORTUNITY FUND:
We have audited the accompanying statement of assets and liabilities of
Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund, including the statement of investments, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
Oppenheimer Main Street(REGISTRATION MARK) Opportunity Fund as of July 31, 2002,
the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

/s/ Deloitte & Touche LLP

Denver, Colorado
August 21, 2002

STATEMENT OF INVESTMENTS

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 COMMON STOCKS--98.4%
--------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--17.5%
--------------------------------------------------------------------------------
 AUTO COMPONENTS--1.5%
 Aftermarket Technology
 Corp.(1)                                                70,000     $  1,184,400
--------------------------------------------------------------------------------
 American Axle &
 Manufacturing
 Holdings, Inc.(1)                                        5,000          127,500
--------------------------------------------------------------------------------
 ArvinMeritor, Inc.                                      37,600          795,616
--------------------------------------------------------------------------------
 Borg-Warner
 Automotive, Inc.(1)                                     11,800          633,424
--------------------------------------------------------------------------------
 Cooper Tire & Rubber Co.                                25,400          508,254
--------------------------------------------------------------------------------
 Dana Corp.                                              50,000          804,000
--------------------------------------------------------------------------------
 Donnelly Corp.                                           2,400           60,528
--------------------------------------------------------------------------------
 Dura Automotive
 Systems, Inc.(1)                                        22,600          314,818
--------------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc.(1)                                     19,900          301,087
--------------------------------------------------------------------------------
 Lear Corp.(1)                                           26,000        1,120,600
--------------------------------------------------------------------------------
 Stoneridge, Inc.(1)                                     15,100          251,415
--------------------------------------------------------------------------------
 Strattec Security Corp.(1)                              11,700          491,634
--------------------------------------------------------------------------------
 Superior Industries
 International, Inc.                                      4,500          197,415
--------------------------------------------------------------------------------
 Tenneco Automotive, Inc.(1)                             20,900          166,991
--------------------------------------------------------------------------------
 Tower Automotive, Inc.(1)                               89,500          670,355
--------------------------------------------------------------------------------
 TRW, Inc.                                               26,800        1,445,860
                                                                     -----------
                                                                       9,073,897

--------------------------------------------------------------------------------
 AUTOMOBILES--0.2%
 Monaco Coach Corp.(1)                                   16,800          302,400
--------------------------------------------------------------------------------
 Winnebago Industries, Inc.                              33,300        1,183,815
                                                                     -----------
                                                                       1,486,215

--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--3.3%
 AFC Enterprises, Inc.(1)                                28,000          760,200
--------------------------------------------------------------------------------
 Alliance Gaming Corp.(1)                                75,200          977,600
--------------------------------------------------------------------------------
 Ameristar Casinos, Inc.(1)                              35,000          705,950
--------------------------------------------------------------------------------
 Applebee's
 International, Inc.                                      1,000           22,710
--------------------------------------------------------------------------------
 Aztar Corp.(1)                                          78,200        1,094,800
--------------------------------------------------------------------------------
 Bob Evans Farms, Inc.                                   25,300          691,955
--------------------------------------------------------------------------------
 Boyd Gaming Corp.(1)                                    51,400          762,262
--------------------------------------------------------------------------------
 California Pizza
 Kitchen, Inc.(1)                                        14,000          306,320
--------------------------------------------------------------------------------
 CEC Entertainment, Inc.(1)                              14,800          557,960

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE Continued
 Choice Hotels
 International, Inc.(1)                                 54,400      $  1,116,288
--------------------------------------------------------------------------------
 CKE Restaurants, Inc.(1)                               20,300           130,326
--------------------------------------------------------------------------------
 Darden Restaurants, Inc.                               42,750           992,655
--------------------------------------------------------------------------------
 Dave & Buster's, Inc.(1)                               23,000           300,150
--------------------------------------------------------------------------------
 GTech Holdings Corp.(1)                                35,200           702,240
--------------------------------------------------------------------------------
 Harrah's
 Entertainment, Inc.(1)                                 31,100         1,471,652
--------------------------------------------------------------------------------
 Hotels.com, Cl. A(1)                                   25,000         1,067,500
--------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.(1)                         15,800           312,050
--------------------------------------------------------------------------------
 Landry's Restaurants, Inc.                             27,500           592,625
--------------------------------------------------------------------------------
 Lone Star Steakhouse
 & Saloon, Inc.                                         63,200         1,336,680
--------------------------------------------------------------------------------
 Mandalay Resort Group(1)                               13,000           368,680
--------------------------------------------------------------------------------
 MGM Mirage, Inc.(1)                                     4,400           154,000
--------------------------------------------------------------------------------
 O'Charley's, Inc.(1)                                    7,900           170,245
--------------------------------------------------------------------------------
 P.F. Chang's China
 Bistro, Inc.(1)                                        30,800           961,576
--------------------------------------------------------------------------------
 Panera Bread Co., Cl. A(1)                              9,000           289,350
--------------------------------------------------------------------------------
 Papa John's
 International, Inc.(1)                                 42,800         1,351,196
--------------------------------------------------------------------------------
 Penn National
 Gaming, Inc.(1)                                         2,100            32,760
--------------------------------------------------------------------------------
 Pinnacle
 Entertainment, Inc.(1)                                  2,200            17,820
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc.(1)                                 40,700         1,063,898
--------------------------------------------------------------------------------
 Ryan's Family
 Steak Houses, Inc.(1)                                  98,000         1,225,000
--------------------------------------------------------------------------------
 Shuffle Master, Inc.(1)                                45,000           769,500
--------------------------------------------------------------------------------
 Steak n Shake Co. (The)(1)                             10,300           133,900
--------------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp.(1)                                     4,900            50,960
                                                                     -----------
                                                                      20,490,808

--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--2.5%
 American Greetings
 Corp., Cl. A                                          100,000         1,607,000
--------------------------------------------------------------------------------
 Black & Decker Corp.                                   30,000         1,365,000
--------------------------------------------------------------------------------
 Centex Corp.                                           18,800           901,460
--------------------------------------------------------------------------------
 Cooper Industries
 Ltd., Cl. A                                            25,000           778,500
--------------------------------------------------------------------------------
 Department 56, Inc.(1)                                 30,900           433,218
--------------------------------------------------------------------------------
 Dominion Homes, Inc.(1)                                14,200           272,782

12 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HOUSEHOLD DURABLES Continued
 Fortune Brands, Inc.                                   28,000       $ 1,464,400
--------------------------------------------------------------------------------
 Helen of Troy Ltd.(1)                                   6,000            76,500
--------------------------------------------------------------------------------
 Hovnanian Enterprises, Inc.,
 Cl. A(1)                                               37,800         1,078,812
--------------------------------------------------------------------------------
 KB Home                                                24,200         1,118,282
--------------------------------------------------------------------------------
 Libbey, Inc.                                           17,100           507,870
--------------------------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                                            10,600           344,076
--------------------------------------------------------------------------------
 Maytag Corp.                                           23,200           768,616
--------------------------------------------------------------------------------
 Meritage Corp.(1)                                      33,000         1,081,740
--------------------------------------------------------------------------------
 Movado Group, Inc.                                      4,100            81,959
--------------------------------------------------------------------------------
 Pulte Homes, Inc.                                      21,800         1,044,656
--------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                               25,200         1,030,680
--------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                  3,200            73,120
--------------------------------------------------------------------------------
 Toro Co. (The)                                         10,600           530,000
--------------------------------------------------------------------------------
 Water Pik
 Technologies, Inc.(1)                                   2,400            27,480
--------------------------------------------------------------------------------
 Whirlpool Corp.                                        15,000           860,550
                                                                     -----------
                                                                      15,446,701

--------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.1%
 J. Jill Group, Inc.(1)                                 38,250           852,975
--------------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--1.5%
 Action Performance
 Cos., Inc.(1)                                          33,200           922,960
--------------------------------------------------------------------------------
 Big 5 Sporting
 Goods Corp.(1)                                         50,800           495,300
--------------------------------------------------------------------------------
 Brunswick Corp.                                        34,900           798,512
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                      55,000         1,692,900
--------------------------------------------------------------------------------
 Hasbro, Inc.                                           66,800           818,300
--------------------------------------------------------------------------------
 MarineMax, Inc.(1)                                     24,800           304,792
--------------------------------------------------------------------------------
 Mattel, Inc.                                           60,000         1,128,600
--------------------------------------------------------------------------------
 Nautilus Group, Inc. (The)(1)                          33,775         1,008,522
--------------------------------------------------------------------------------
 Racing Champions
 Ertl Corp.(1)                                          52,100           971,144
--------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A(1)                                       156,600         1,182,330
                                                                     -----------
                                                                       9,323,360

--------------------------------------------------------------------------------
 MEDIA--0.7%
 Belo Corp., Cl. A                                      26,400           576,840
--------------------------------------------------------------------------------
 Hearst-Argyle
 Television, Inc.(1)                                     4,100            96,391
--------------------------------------------------------------------------------
 infoUSA, Inc.(1)                                       54,400           260,576

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 MEDIA Continued
 Journal Register Co.(1)                                27,100       $   493,762
--------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                    20,000         1,211,000
--------------------------------------------------------------------------------
 Lin TV Corp.(1)                                        24,200           509,652
--------------------------------------------------------------------------------
 Marvel Enterprises, Inc.(1)                            72,300           370,176
--------------------------------------------------------------------------------
 Saga Communications,
 Inc., Cl. A(1)                                         18,125           366,125
--------------------------------------------------------------------------------
 Thomas Nelson, Inc.                                    19,500           244,725
                                                                     -----------
                                                                       4,129,247

--------------------------------------------------------------------------------
 MULTILINE RETAIL--1.1%
 Dillard's, Inc., Cl. A                                 20,100           472,350
--------------------------------------------------------------------------------
 Federated Department
 Stores, Inc.(1)                                        30,000         1,128,300
--------------------------------------------------------------------------------
 Fred's, Inc.                                           18,300           538,935
--------------------------------------------------------------------------------
 Nordstrom, Inc.                                        60,000         1,134,000
--------------------------------------------------------------------------------
 Penney (J.C.) Co., Inc.
 (Holding Co.)                                          52,000           915,200
--------------------------------------------------------------------------------
 Saks, Inc.(1)                                          63,100           671,384
--------------------------------------------------------------------------------
 Sears Roebuck & Co.                                    28,000         1,320,760
--------------------------------------------------------------------------------
 Shopko Stores, Inc.(1)                                 24,500           404,740
--------------------------------------------------------------------------------
 Stein Mart, Inc.(1)                                    35,900           288,995
                                                                     -----------
                                                                       6,874,664

--------------------------------------------------------------------------------
 SPECIALTY RETAIL--5.5%
 A.C. Moore Arts &
 Crafts, Inc.(1)                                        17,800           617,838
--------------------------------------------------------------------------------
 Aaron Rents, Inc.                                      28,300           609,865
--------------------------------------------------------------------------------
 AnnTaylor Stores Corp.(1)                              20,650           512,946
--------------------------------------------------------------------------------
 Asbury Automotive
 Group, Inc.(1)                                         27,000           306,450
--------------------------------------------------------------------------------
 AutoNation, Inc.(1)                                    90,000         1,214,100
--------------------------------------------------------------------------------
 Blair Corp.                                             4,100            98,810
--------------------------------------------------------------------------------
 Cato Corp., Cl. A                                       6,000           117,600
--------------------------------------------------------------------------------
 Central Garden & Pet Co.(1)                            23,700           355,500
--------------------------------------------------------------------------------
 Charming Shoppes, Inc.(1)                              40,300           293,384
--------------------------------------------------------------------------------
 Christopher &
 Banks Corp.(1)                                         20,500           697,205
--------------------------------------------------------------------------------
 Circuit City Stores, Inc./
 Circuit City Group                                     50,000           852,500
--------------------------------------------------------------------------------
 Claire's Stores, Inc.                                  41,700           750,600
--------------------------------------------------------------------------------
 Cost Plus, Inc.(1)                                      5,300           129,691
--------------------------------------------------------------------------------
 CSK Auto Corp.(1)                                       8,100            99,630
--------------------------------------------------------------------------------
 Deb Shops, Inc.                                        19,700           566,375

13 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 SPECIALTY RETAIL Continued
 Dress Barn, Inc. (The)(1)                              40,000       $   560,000
--------------------------------------------------------------------------------
 Finish Line, Inc., Cl. A(1)                            29,300           385,295
--------------------------------------------------------------------------------
 Galyan's Trading Co.(1)                                11,200           171,584
--------------------------------------------------------------------------------
 Genesco, Inc.(1)                                        8,400           127,260
--------------------------------------------------------------------------------
 Group 1 Automotive, Inc.(1)                            26,800           714,488
--------------------------------------------------------------------------------
 Gymboree Corp.(1)                                      81,200         1,096,200
--------------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                  37,700           582,465
--------------------------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc.(1)                                          7,000           141,750
--------------------------------------------------------------------------------
 Hollywood
 Entertainment Corp.(1)                                  8,100           130,572
--------------------------------------------------------------------------------
 Home Depot, Inc.                                       90,000         2,779,200
--------------------------------------------------------------------------------
 Hot Topic, Inc.(1)                                     32,550           506,152
--------------------------------------------------------------------------------
 Hughes Supply, Inc.                                    21,100           765,508
--------------------------------------------------------------------------------
 Jo-Ann Stores, Inc., Cl. A(1)                          25,500           660,960
--------------------------------------------------------------------------------
 Limited Brands, Inc.                                   92,600         1,664,022
--------------------------------------------------------------------------------
 Lithia Motors, Inc., Cl. A(1)                          22,300           455,143
--------------------------------------------------------------------------------
 Men's Wearhouse, Inc. (The)(1)                          8,700           177,828
--------------------------------------------------------------------------------
 Movie Gallery, Inc.(1)                                 78,850         1,304,968
--------------------------------------------------------------------------------
 Office Depot, Inc.(1)                                  73,000           947,540
--------------------------------------------------------------------------------
 Party City Corp.(1)                                    27,700           434,890
--------------------------------------------------------------------------------
 Pep Boys-Manny,
 Moe & Jack                                             58,400           790,736
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                   61,000         1,055,300
--------------------------------------------------------------------------------
 RadioShack Corp.                                       12,000           307,200
--------------------------------------------------------------------------------
 Regis Corp.                                            49,500         1,256,310
--------------------------------------------------------------------------------
 Rent-A-Center, Inc.(1)                                  3,600           192,636
--------------------------------------------------------------------------------
 Rex Stores Corp.(1)                                    51,500           617,485
--------------------------------------------------------------------------------
 Sharper Image Corp.(1)                                  1,400            21,910
--------------------------------------------------------------------------------
 Shoe Carnival, Inc.(1)                                 46,900           902,825
--------------------------------------------------------------------------------
 Sports Authority, Inc. (The)(1)                        83,600           710,600
--------------------------------------------------------------------------------
 Staples, Inc.(1)                                       70,000         1,168,300
--------------------------------------------------------------------------------
 TBC Corp.(1)                                           34,200           479,142
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                   68,000         1,205,640
--------------------------------------------------------------------------------
 Too, Inc.(1)                                           45,100         1,127,951
--------------------------------------------------------------------------------
 Tractor Supply Co.(1)                                  13,600           813,008
--------------------------------------------------------------------------------
 Tuesday Morning Corp.(1)                               34,000           516,120
--------------------------------------------------------------------------------
 United Auto Group, Inc.(1)                             14,100           222,075
--------------------------------------------------------------------------------
 Urban Outfitters, Inc.(1)                              17,000           395,420
--------------------------------------------------------------------------------
 Wet Seal, Inc., Cl. A(1)                               50,800           798,068
--------------------------------------------------------------------------------
 Whitehall Jewellers, Inc.(1)                           29,400           321,048
                                                                     -----------
                                                                      33,730,093

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 TEXTILES & APPAREL--1.1%
 Aeropostale, Inc.(1)                                  14,700        $   232,260
--------------------------------------------------------------------------------
 Cherokee, Inc.(1)                                      7,800            113,490
--------------------------------------------------------------------------------
 Culp, Inc.(1)                                         14,500            189,950
--------------------------------------------------------------------------------
 Fossil, Inc.(1)                                       33,000            608,520
--------------------------------------------------------------------------------
 Garan, Inc.                                              600             35,850
--------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                  47,800            935,924
--------------------------------------------------------------------------------
 Kellwood Co.                                          36,300            951,060
--------------------------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A(1)                            3,600             94,860
--------------------------------------------------------------------------------
 Novel Denim
 Holdings Ltd.(1)                                      13,300             92,435
--------------------------------------------------------------------------------
 OshKosh B'Gosh,
 Inc., Cl. A                                           19,600            589,960
--------------------------------------------------------------------------------
 Phillips-Van Heusen Corp.                              5,500             64,900
--------------------------------------------------------------------------------
 Quaker Fabric Corp.(1)                                30,000            297,981
--------------------------------------------------------------------------------
 Quicksilver, Inc.(1)                                  29,300            572,229
--------------------------------------------------------------------------------
 Russell Corp.                                         12,600            206,640
--------------------------------------------------------------------------------
 Steven Madden Ltd.(1)                                  3,100             53,847
--------------------------------------------------------------------------------
 Tropical Sportswear
 International Corp.(1)                                 6,100            120,109
--------------------------------------------------------------------------------
 VF Corp.                                              32,000          1,234,560
--------------------------------------------------------------------------------
 Wellman, Inc.                                         15,600            222,300
                                                                     -----------
                                                                       6,616,875

--------------------------------------------------------------------------------
 CONSUMER STAPLES--7.7%
--------------------------------------------------------------------------------
 BEVERAGES--1.3%
 Adolph Coors Co., Cl. B                               16,700          1,008,847
--------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                             35,000          1,809,850
--------------------------------------------------------------------------------
 Boston Beer Co., Inc., Cl. A(1)                       34,000            476,000
--------------------------------------------------------------------------------
 Coca-Cola Bottling Co.                                 1,900             90,630
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                   85,000          4,244,900
--------------------------------------------------------------------------------
 Cott Corp.(1)                                         31,200            519,480
                                                                     -----------
                                                                       8,149,707

--------------------------------------------------------------------------------
 FOOD & DRUG RETAILING--0.7%
 Albertson's, Inc.                                     70,000          1,972,600
--------------------------------------------------------------------------------
 Nash Finch Co.                                        41,000            965,550
--------------------------------------------------------------------------------
 Ruddick Corp.                                         11,600            188,500
--------------------------------------------------------------------------------
 SUPERVALU, Inc.                                       38,500            802,340
--------------------------------------------------------------------------------
 Weis Markets, Inc.                                     2,200             79,970
                                                                     -----------
                                                                       4,008,960

14 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 FOOD PRODUCTS--2.9%
 Archer-Daniels-
 Midland Co.                                            66,400       $   776,880
--------------------------------------------------------------------------------
 Bunge Ltd.                                             13,300           271,985
--------------------------------------------------------------------------------
 Campbell Soup Co.                                      55,000         1,281,500
--------------------------------------------------------------------------------
 ConAgra Foods, Inc.                                    61,300         1,539,243
--------------------------------------------------------------------------------
 Dean Foods Co.(1)                                      16,300           543,442
--------------------------------------------------------------------------------
 Dole Food Co., Inc.                                    33,900         1,014,966
--------------------------------------------------------------------------------
 Fresh Del Monte
 Produce, Inc.                                          54,700         1,341,244
--------------------------------------------------------------------------------
 Hershey Foods Corp.                                    21,700         1,702,582
--------------------------------------------------------------------------------
 Interstate Bakeries Corp.                              50,000         1,302,000
--------------------------------------------------------------------------------
 J & J Snack Foods Corp.(1)                             22,300           890,885
--------------------------------------------------------------------------------
 Jarden Corp.(1)                                        25,400           579,120
--------------------------------------------------------------------------------
 Kellogg Co.                                            23,000           792,120
--------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                               35,000         1,295,000
--------------------------------------------------------------------------------
 Lance, Inc.                                            28,400           355,000
--------------------------------------------------------------------------------
 Monterey Pasta Co.(1)                                   2,700            20,277
--------------------------------------------------------------------------------
 Peet's Coffee & Tea, Inc.(1)                           56,200           812,652
--------------------------------------------------------------------------------
 Ralcorp Holdings, Inc.(1)                              38,800           962,240
--------------------------------------------------------------------------------
 Sensient
 Technologies Corp.                                     19,600           419,636
--------------------------------------------------------------------------------
 Smucker Co., J.M. (The)                                 5,678           190,213
--------------------------------------------------------------------------------
 Tyson Foods, Inc., Cl. A                               68,000           860,200
--------------------------------------------------------------------------------
 Wrigley, William Jr. Co.                               23,000         1,176,450
                                                                     -----------
                                                                      18,127,635

--------------------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.1%
 Chattem, Inc.(1)                                       41,900         1,376,415
--------------------------------------------------------------------------------
 Clorox Co. (The)                                       43,000         1,655,500
--------------------------------------------------------------------------------
 Dial Corp. (The)                                       70,200         1,405,404
 Nu Skin Asia
--------------------------------------------------------------------------------
 Pacific, Inc., Cl. A                                   90,000           820,800
--------------------------------------------------------------------------------
 Playtex Products, Inc.(1)                              83,100           930,720
--------------------------------------------------------------------------------
 WD-40 Co.                                              21,400           530,078
                                                                     -----------
                                                                       6,718,917

--------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.4%
 Avon Products, Inc.                                    42,000         1,942,920
--------------------------------------------------------------------------------
 Del Laboratories, Inc.                                 10,600           199,280
--------------------------------------------------------------------------------
 Oakley, Inc.(1)                                        19,000           261,250
                                                                     -----------
                                                                       2,403,450

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 TOBACCO--1.3%
 DIMON, Inc.                                            36,800       $   209,760
--------------------------------------------------------------------------------
 Loews Corp./
 Carolina Group(1)                                      26,600           657,020
--------------------------------------------------------------------------------
 Philip Morris Cos., Inc.                               90,000         4,144,500
--------------------------------------------------------------------------------
 R.J. Reynolds Tobacco
 Holdings, Inc.                                         20,000         1,092,600
--------------------------------------------------------------------------------
 Schweitzer-Mauduit
 International, Inc.                                    27,200           603,840
--------------------------------------------------------------------------------
 Standard Commercial
 Corp                                                   41,400           823,860
--------------------------------------------------------------------------------
 Universal Corp.                                        12,300           430,254
                                                                     -----------
                                                                       7,961,834

--------------------------------------------------------------------------------
 ENERGY--7.5%
--------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Atwood Oceanics, Inc.(1)                                8,100           265,680
--------------------------------------------------------------------------------
 Ensign Resource
 Service Group, Inc.                                    64,100           619,030
--------------------------------------------------------------------------------
 GlobalSantaFe Corp.                                    50,000         1,127,000
--------------------------------------------------------------------------------
 Helmerich & Payne, Inc.                                28,400           942,028
--------------------------------------------------------------------------------
 Oceaneering
 International, Inc.(1)                                 18,800           390,100
--------------------------------------------------------------------------------
 Oil States
 International, Inc.(1)                                 10,200           112,098
--------------------------------------------------------------------------------
 Petroleum
 Helicopters, Inc.(1)                                      200             5,950
--------------------------------------------------------------------------------
 Precision Drilling Corp.(1)                            18,600           552,420
--------------------------------------------------------------------------------
 RPC, Inc.                                                 400             5,440
--------------------------------------------------------------------------------
 Tesco Corp.(1)                                         10,000           100,991
--------------------------------------------------------------------------------
 Trican Well Service Ltd.(1)                            12,000           126,870
--------------------------------------------------------------------------------
 Willbros Group, Inc.(1)                                51,900           685,080
                                                                     -----------
                                                                       4,932,687

--------------------------------------------------------------------------------
 OIL & GAS--6.7%
 Amerada Hess Corp.                                     21,000         1,436,400
--------------------------------------------------------------------------------
 Apache Corp.                                           30,000         1,545,000
--------------------------------------------------------------------------------
 Baytex Energy Ltd.(1)                                 150,000           643,817
--------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                   55,000         1,265,000
--------------------------------------------------------------------------------
 Callon Petroleum Co.(1)                                36,600           131,028
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1,2)                                     361,200           535,770
--------------------------------------------------------------------------------
 Canadian 88
 Energy Corp.(1)                                       213,800           317,131
--------------------------------------------------------------------------------
 Canadian Natural
 Resources Ltd.                                         40,893         1,323,867

15 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 OIL & GAS Continued
 Chesapeake Energy Corp.(1)                           200,000        $ 1,070,000
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                   50,000          3,750,000
--------------------------------------------------------------------------------
 Compton Petroleum
 Corp.(1)                                             432,000          1,000,720
--------------------------------------------------------------------------------
 Denbury Resources, Inc.(1)                             8,100             75,492
--------------------------------------------------------------------------------
 Devon Energy Corp.                                    35,000          1,458,800
--------------------------------------------------------------------------------
 Encana Corp.                                          37,000          1,043,931
--------------------------------------------------------------------------------
 EOG Resources, Inc.                                   31,500          1,080,135
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                    300,000         11,028,000
--------------------------------------------------------------------------------
 Frontier Oil Corp.                                    17,600            253,440
--------------------------------------------------------------------------------
 Holly Corp.                                           15,100            254,133
--------------------------------------------------------------------------------
 Kerr-McGee Corp.                                      24,200          1,131,834
--------------------------------------------------------------------------------
 Key Production Co., Inc.(1)                            1,100             18,700
--------------------------------------------------------------------------------
 Meota Resources Corp.(1)                             332,700            734,993
--------------------------------------------------------------------------------
 Murphy Oil Corp.                                      10,000            831,500
--------------------------------------------------------------------------------
 Ocean Energy, Inc.                                    57,600          1,146,240
--------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                29,000            680,050
--------------------------------------------------------------------------------
 Pennzoil-Quaker State Co.                              7,600            164,312
--------------------------------------------------------------------------------
 Peyto Exploration &
 Development Corp.(1)                                 260,000          1,066,717
--------------------------------------------------------------------------------
 Premcor, Inc.(1)                                      50,000          1,090,000
--------------------------------------------------------------------------------
 Purcell Energy Ltd.(1)                               391,600            580,862
--------------------------------------------------------------------------------
 Quicksilver Resources, Inc.(1)                        52,400          1,126,600
--------------------------------------------------------------------------------
 Range Resources Corp.(1)                               9,600             48,768
--------------------------------------------------------------------------------
 Remington Oil
 & Gas Corp.(1)                                         3,200             49,920
--------------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc.(1)                                13,700              5,534
--------------------------------------------------------------------------------
 Sunoco, Inc.                                          24,200            860,068
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                 30,000          1,220,413
--------------------------------------------------------------------------------
 Ultra Petroleum Corp.(1)                              60,000            411,600
--------------------------------------------------------------------------------
 Upton Resources, Inc.(1)                             100,000            227,230
--------------------------------------------------------------------------------
 Valero Energy Corp.                                   20,000            681,200
--------------------------------------------------------------------------------
 Western Gas
 Resources, Inc.                                       32,000          1,000,640
                                                                     -----------
                                                                      41,289,845

--------------------------------------------------------------------------------
 FINANCIALS--21.2%
--------------------------------------------------------------------------------
 BANKS--12.5%
 American Financial
 Holdings, Inc.                                        10,300            293,962
--------------------------------------------------------------------------------
 AmSouth Bancorp                                       70,900          1,582,488
--------------------------------------------------------------------------------
 Arrow Financial Corp.                                 13,740            467,985

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Associated Banc-Corp                                  23,600        $   835,440
--------------------------------------------------------------------------------
 Astoria Financial Corp.                               27,200            915,280
--------------------------------------------------------------------------------
 BancorpSouth, Inc.                                    18,100            360,190
--------------------------------------------------------------------------------
 Bank Mutual Corp.                                     16,100            309,925
--------------------------------------------------------------------------------
 Bank of America Corp.                                 75,000          4,987,500
--------------------------------------------------------------------------------
 Bank of the Ozarks, Inc.                               1,300             28,600
--------------------------------------------------------------------------------
 Bank One Corp.                                       115,000          4,474,650
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                                 54,710          1,391,823
--------------------------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A(1)                                       44,100            749,700
--------------------------------------------------------------------------------
 Bay View Capital Corp.(1)                             13,000             71,760
--------------------------------------------------------------------------------
 BOK Financial Corp.                                    2,900             90,944
--------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                               17,495            195,944
--------------------------------------------------------------------------------
 Camden National Corp.                                  1,000             24,250
--------------------------------------------------------------------------------
 Capitol Federal Financial                             13,600            359,176
--------------------------------------------------------------------------------
 Cascade Bancorp                                       10,200            170,952
--------------------------------------------------------------------------------
 Charter One Financial, Inc.                            5,850            198,432
--------------------------------------------------------------------------------
 Chemical Financial Corp.                               4,200            131,922
--------------------------------------------------------------------------------
 Citizens Banking Corp.                                 6,700            188,002
--------------------------------------------------------------------------------
 Citizens First Bancorp, Inc.                           4,600             94,295
--------------------------------------------------------------------------------
 City Holding Co.                                       2,600             64,740
--------------------------------------------------------------------------------
 Coastal Financial Corp.                                1,500             22,425
--------------------------------------------------------------------------------
 Comerica, Inc.                                        25,000          1,454,000
--------------------------------------------------------------------------------
 Commerce
 Bancshares, Inc.                                       8,900            363,565
--------------------------------------------------------------------------------
 Commercial Federal Corp.                              48,000          1,260,000
--------------------------------------------------------------------------------
 Commonwealth
 Bancorp, Inc.                                         24,800            783,680
--------------------------------------------------------------------------------
 Community First
 Bankshares, Inc.                                      25,700            652,266
--------------------------------------------------------------------------------
 Compass Bancshares, Inc.                              18,600            598,734
--------------------------------------------------------------------------------
 Connecticut
 Bancshares, Inc.                                      11,100            339,216
--------------------------------------------------------------------------------
 Cullen/Frost Bankers, Inc.                            16,600            607,560
--------------------------------------------------------------------------------
 CVB Financial Corp.                                   12,850            247,363
--------------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                                      39,800          1,024,452
--------------------------------------------------------------------------------
 Downey Financial Corp.                                13,900            591,723
--------------------------------------------------------------------------------
 East West Bancorp, Inc.                               20,000            691,800
--------------------------------------------------------------------------------
 Fidelity Bankshares, Inc.                             23,249            468,467
--------------------------------------------------------------------------------
 First Commonwealth
 Financial Corp.                                       19,200            243,072

16 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 First Community
 Bancshares, Inc.                                      20,300        $   638,435
--------------------------------------------------------------------------------
 First Essex Bancorp, Inc.                             23,300            701,563
--------------------------------------------------------------------------------
 First Federal Capital Corp.                           37,800            767,718
--------------------------------------------------------------------------------
 First Financial Bancorp                                3,500             65,975
--------------------------------------------------------------------------------
 First Financial
 Holdings, Inc.                                        32,300            982,889
--------------------------------------------------------------------------------
 First Midwest
 Bancorp, Inc.                                         14,825            422,364
--------------------------------------------------------------------------------
 First Niagara
 Financial Group, Inc.                                  6,700            187,600
--------------------------------------------------------------------------------
 First Sentinel Bancorp, Inc.                          20,100            273,360
--------------------------------------------------------------------------------
 First Tennessee
 National Corp.                                        16,900            632,567
--------------------------------------------------------------------------------
 First Virginia Banks, Inc.                            10,400            584,064
--------------------------------------------------------------------------------
 FirstMerit Corp.                                      13,100            313,352
--------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                40,050            812,214
--------------------------------------------------------------------------------
 FleetBoston
 Financial Corp.                                      100,000          2,320,000
--------------------------------------------------------------------------------
 Flushing Financial Corp.                              28,800            550,944
--------------------------------------------------------------------------------
 Frontier Financial Corp.                               1,100             27,808
--------------------------------------------------------------------------------
 Golden West
 Financial Corp.                                       20,000          1,315,000
--------------------------------------------------------------------------------
 Granite State
 Bankshares, Inc.                                       8,800            261,096
--------------------------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                                          6,700            249,039
--------------------------------------------------------------------------------
 Greenpoint
 Financial Corp.                                       30,000          1,449,000
--------------------------------------------------------------------------------
 Hanmi Financial Corp.                                 13,600            203,048
--------------------------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                                      45,300          1,044,165
--------------------------------------------------------------------------------
 Hibernia Corp., Cl. A                                 31,600            656,648
--------------------------------------------------------------------------------
 Hudson City Bancorp, Inc.                             19,500            359,190
--------------------------------------------------------------------------------
 Hudson United Bancorp                                 24,600            693,720
--------------------------------------------------------------------------------
 Huntington
 Bancshares, Inc.                                      33,300            657,342
--------------------------------------------------------------------------------
 IBERIABANK Corp.                                       6,500            250,250
--------------------------------------------------------------------------------
 Independence
 Community Bank Corp.                                  39,000          1,185,210
--------------------------------------------------------------------------------
 Independent Bank
 Corp.-Massachusetts                                    5,000            103,750
--------------------------------------------------------------------------------
 Independent Bank
 Corp.-Michigan                                        20,400            630,564
--------------------------------------------------------------------------------
 Integra Bank Corp.                                     1,400             29,764

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 International
 Bancshares Corp.                                       2,000        $    79,020
--------------------------------------------------------------------------------
 KeyCorp                                               60,000          1,575,600
--------------------------------------------------------------------------------
 Lakeland Bancorp, Inc.                                 1,200             23,712
--------------------------------------------------------------------------------
 Local Financial Corp.(1)                              46,500            697,500
--------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                     28,300            984,840
--------------------------------------------------------------------------------
 Main Street Banks, Inc.                                6,400            124,160
--------------------------------------------------------------------------------
 MB Financial, Inc.                                     9,100            272,818
--------------------------------------------------------------------------------
 Midwest Banc
 Holdings, Inc.                                        22,650            376,896
--------------------------------------------------------------------------------
 Mississippi Valley
 Bancshares, Inc.                                       7,800            398,112
--------------------------------------------------------------------------------
 Net.B@nk, Inc.(1)                                     29,346            266,755
--------------------------------------------------------------------------------
 North Fork Bancorp, Inc.                              36,700          1,490,387
--------------------------------------------------------------------------------
 OceanFirst Financial Corp.                            33,000            687,060
--------------------------------------------------------------------------------
 Old National Bancorp                                   6,600            171,534
--------------------------------------------------------------------------------
 Old Second Bancorp, Inc.                               4,133            169,370
--------------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                            4,050             97,605
--------------------------------------------------------------------------------
 Pacific Capital Bancorp                               23,166            578,687
--------------------------------------------------------------------------------
 Pacific Northwest
 Bancorp                                               33,800            928,486
--------------------------------------------------------------------------------
 PennFed Financial
 Services, Inc.                                         4,100            106,600
--------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                     22,800            790,020
--------------------------------------------------------------------------------
 Popular, Inc.                                          6,200            216,876
--------------------------------------------------------------------------------
 Port Financial Corp.                                  15,400            597,520
--------------------------------------------------------------------------------
 Prosperity Bancshares, Inc.                           21,800            397,850
--------------------------------------------------------------------------------
 Provident Financial
 Group, Inc.                                            4,400            115,720
--------------------------------------------------------------------------------
 Quaker City Bancorp, Inc.(1)                          10,150            351,190
--------------------------------------------------------------------------------
 R&G Financial Corp., Cl. B                            11,700            233,415
--------------------------------------------------------------------------------
 Regions Financial Corp.                               33,900          1,194,297
--------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                35,800            482,226
--------------------------------------------------------------------------------
 Republic Bancorp,
 Inc., Cl. A                                           19,800            226,908
--------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                  60,600          1,309,081
--------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                      7,500            190,575
--------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                     5,400            192,780
--------------------------------------------------------------------------------
 Sandy Spring Bancorp, Inc.                            17,100            503,595
--------------------------------------------------------------------------------
 Seacoast Banking
 Corp. of Florida                                      30,600            488,988

17 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
 BANKS Continued
 Seacoast Financial
 Services Corp.                                       20,700         $   432,009
--------------------------------------------------------------------------------
 Second Bancorp, Inc.                                  8,900             232,913
--------------------------------------------------------------------------------
 South Financial Group,
 Inc. (The)                                              100               2,052
--------------------------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                                         1,100              31,075
--------------------------------------------------------------------------------
 Sovereign Bancorp, Inc.                              64,700             937,503
--------------------------------------------------------------------------------
 State Bancorp, Inc.                                     115               1,830
--------------------------------------------------------------------------------
 Staten Island Bancorp, Inc.                          33,300             656,676
--------------------------------------------------------------------------------
 Sterling Bancorp                                     10,350             309,051
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                 30,000           1,974,000
--------------------------------------------------------------------------------
 Texas Regional
 Bancshares, Inc., Cl. A                               3,300             108,900
--------------------------------------------------------------------------------
 Troy Financial Corp.                                 22,575             643,613
--------------------------------------------------------------------------------
 U.S. Bancorp                                        165,000           3,529,350
--------------------------------------------------------------------------------
 U.S.B. Holding Co., Inc.                              1,100              19,250
--------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                  14,900             612,837
--------------------------------------------------------------------------------
 UnionBanCal Corp.                                    10,100             438,037
--------------------------------------------------------------------------------
 Wachovia Corp.                                       55,000           1,969,000
--------------------------------------------------------------------------------
 Washington Federal, Inc.                             11,000             275,000
--------------------------------------------------------------------------------
 Waypoint Financial Corp.                             38,300             687,485
--------------------------------------------------------------------------------
 Webster Financial Corp.                              21,100             780,489
--------------------------------------------------------------------------------
 WesBanco, Inc.                                        9,400             213,286
--------------------------------------------------------------------------------
 Westamerica Bancorp                                   8,300             324,198
--------------------------------------------------------------------------------
 Westcorp                                             30,800             610,148
--------------------------------------------------------------------------------
 WSFS Financial Corp.                                 13,800             345,414
                                                                     -----------
                                                                      77,159,221

--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--3.3%
 American Express Co.                                 25,000             881,500
--------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                                           23,900           1,439,258
--------------------------------------------------------------------------------
 Cash America
 International, Inc.                                 104,700             821,895
--------------------------------------------------------------------------------
 Citigroup, Inc.                                     200,000           6,708,000
--------------------------------------------------------------------------------
 Countrywide Credit
 Industries, Inc.                                     28,400           1,443,004
--------------------------------------------------------------------------------
 Credit Acceptance Corp.(1)                           88,000             809,600
--------------------------------------------------------------------------------
 Doral Financial Corp.                                20,900             801,306
--------------------------------------------------------------------------------
 Friedman, Billings,
 Ramsey Group, Inc.(1)                                68,900             740,675

                                                                    MARKET VALUE
                                                       SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS Continued
 Hawthorne
 Financial Corp.(1)                                    19,200        $   526,080
--------------------------------------------------------------------------------
 iDine Rewards
 Network, Inc.(1)                                      32,900            409,276
--------------------------------------------------------------------------------
 ITLA Capital Corp.(1)                                  2,400             68,520
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co.                               75,000          1,872,000
--------------------------------------------------------------------------------
 Moody's Corp.                                         30,000          1,488,000
--------------------------------------------------------------------------------
 Neuberger Berman, Inc.                                12,500            381,000
--------------------------------------------------------------------------------
 New Century
 Financial Corp.                                       55,300          1,522,409
--------------------------------------------------------------------------------
 Sterling Financial Corp.                               1,800             33,570
--------------------------------------------------------------------------------
 Walter Industries, Inc.                               30,000            375,000
--------------------------------------------------------------------------------
 World Acceptance Corp.(1)                             13,000            112,710
                                                                     -----------
                                                                      20,433,803

--------------------------------------------------------------------------------
 INSURANCE--4.8%
 21st Century
 Insurance Group                                        5,000             83,500
--------------------------------------------------------------------------------
 ACE Ltd.                                              43,000          1,361,810
--------------------------------------------------------------------------------
 Alfa Corp.                                            11,700            146,367
--------------------------------------------------------------------------------
 Allstate Corp.                                        65,000          2,470,650
--------------------------------------------------------------------------------
 American National
 Financial, Inc.                                        4,250             57,417
--------------------------------------------------------------------------------
 CCC Information
 Services Group, Inc.(1)                               26,500            314,290
--------------------------------------------------------------------------------
 Chubb Corp.                                           30,000          1,946,700
--------------------------------------------------------------------------------
 Cincinnati Financial Corp.                            18,000            721,620
--------------------------------------------------------------------------------
 CNA Surety Corp.                                       1,700             24,055
--------------------------------------------------------------------------------
 Commerce Group,
 Inc. (The)                                             7,000            259,700
--------------------------------------------------------------------------------
 CorVel Corp.(1)                                       16,600            491,360
--------------------------------------------------------------------------------
 Danielson Holding Corp.(1)                            11,000             51,700
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                       28,945            856,483
--------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                 17,300            751,685
--------------------------------------------------------------------------------
 John Hancock
--------------------------------------------------------------------------------
 Financial Services, Inc.                              38,400          1,271,040
--------------------------------------------------------------------------------
 Lincoln National Corp.                                36,500          1,339,185
--------------------------------------------------------------------------------
 Loews Corp.                                           30,000          1,423,200
--------------------------------------------------------------------------------
 Marsh & McLennan
 Cos., Inc.                                            50,000          2,395,000
--------------------------------------------------------------------------------
 MBIA, Inc.                                            10,000            495,900
--------------------------------------------------------------------------------
 MetLife, Inc.                                         41,800          1,178,342

18 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                      SHARES          SEE NOTE 1
--------------------------------------------------------------------------------
 INSURANCE Continued
 Nationwide Financial
 Services, Inc., Cl. A                                 10,800        $   333,504
--------------------------------------------------------------------------------
 Ohio Casualty Corp.(1)                                56,500          1,063,330
--------------------------------------------------------------------------------
 Old Republic
 International Corp.                                   30,800            969,584
--------------------------------------------------------------------------------
 Penn-America
 Group, Inc.                                            2,000             19,900
--------------------------------------------------------------------------------
 Philadelphia
 Consolidated Holding Co.(1)                            7,600            305,748
--------------------------------------------------------------------------------
 Presidential Life Corp.                               12,500            223,125
--------------------------------------------------------------------------------
 Progressive Corp.                                     27,000          1,381,050
--------------------------------------------------------------------------------
 Protective Life Corp.                                 25,200            806,400
--------------------------------------------------------------------------------
 Radian Group, Inc.                                    28,268          1,294,674
--------------------------------------------------------------------------------
 Reinsurance Group
 of America, Inc.                                      12,000            356,400
--------------------------------------------------------------------------------
 RenaissanceRe
 Holdings Ltd.                                         27,600          1,076,400
--------------------------------------------------------------------------------
 RLI Corp.                                              6,500            341,575
--------------------------------------------------------------------------------
 Selective Insurance
 Group, Inc.                                            1,800             45,936
--------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                   55,000          1,716,550
--------------------------------------------------------------------------------
 Travelers Property
 Casualty Corp., Cl. A(1)                              50,500            823,150
--------------------------------------------------------------------------------
 Triad Guaranty, Inc.(1)                               14,900            659,027
--------------------------------------------------------------------------------
 XL Capital Ltd., Cl. A                                 5,000            370,500
--------------------------------------------------------------------------------
 Zenith National
 Insurance Corp.                                        2,900             79,750
                                                                     -----------
                                                                      29,506,607

--------------------------------------------------------------------------------
 REAL ESTATE--0.6%
 Anworth Mortgage
 Asset Corp.                                           25,900            303,289
--------------------------------------------------------------------------------
 Apex Mortgage
 Capital, Inc.                                         49,400            649,116
--------------------------------------------------------------------------------
 FBR Asset
 Investment Corp.                                      11,600            374,100
--------------------------------------------------------------------------------
 Impac Mortgage
 Holdings, Inc.                                        60,200            668,220
--------------------------------------------------------------------------------
 Jones Lang LaSalle, Inc.(1)                           29,600            596,144
--------------------------------------------------------------------------------
 Novastar Financial, Inc.                              24,100            672,390
--------------------------------------------------------------------------------
 RAIT Investment Trust                                 11,600            234,320
--------------------------------------------------------------------------------
 Ramco-Gershenson
 Properties Trust                                      11,900            242,760
--------------------------------------------------------------------------------
 Stratus Properties, Inc.(1)                            7,500             65,625

                                                                   MARKET VALUE
                                                        SHARES       SEE NOTE 1
------------------------------------------------------------------------------
 REAL ESTATE Continued
 Urstadt Biddle
 Properties, Inc.                                        1,600      $   18,048
------------------------------------------------------------------------------
 William Lyon Homes, Inc.(1)                             9,300         187,395
                                                                   -----------
                                                                     4,011,407

------------------------------------------------------------------------------
 HEALTH CARE--7.8%
------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.2%
 Embrex, Inc.(1)                                        21,600         272,376
------------------------------------------------------------------------------
 Idexx Laboratories, Inc.(1)                            36,800       1,076,400
                                                                   -----------
                                                                     1,348,776

------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--2.8%
 Advanced Medical
 Optics, Inc.(1)                                         4,888          49,858
------------------------------------------------------------------------------
 American Medical
 Systems Holdings, Inc.(1)                              56,000       1,061,200
------------------------------------------------------------------------------
 Bausch & Lomb, Inc.                                    30,000         992,400
------------------------------------------------------------------------------
 Baxter International, Inc.                             55,200       2,203,032
------------------------------------------------------------------------------
 Becton, Dickinson & Co.                                44,300       1,287,358
------------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A(1)                                         17,500         720,825
------------------------------------------------------------------------------
 Cholestech Corp.(1)                                     6,500          71,630
------------------------------------------------------------------------------
 ConMed Corp.(1)                                        26,300         479,975
------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                                 8,300         364,370
------------------------------------------------------------------------------
 Diagnostic Products Corp.                              21,800         782,620
------------------------------------------------------------------------------
 Fischer Imaging Corp.(1)                               25,000         152,000
------------------------------------------------------------------------------
 HealthTronics Surgical
 Services, Inc.(1)                                      51,200         794,112
------------------------------------------------------------------------------
 Hillenbrand
 Industries, Inc.                                       10,000         540,600
------------------------------------------------------------------------------
 Hologic, Inc.(1)                                       79,900       1,021,921
------------------------------------------------------------------------------
 Kyphon, Inc.(1)                                        35,200         455,840
------------------------------------------------------------------------------
 Lifeline Systems, Inc.(1)                               4,800         118,800
------------------------------------------------------------------------------
 Meridian Medical
 Technologies, Inc.(1)                                  25,500         887,145
------------------------------------------------------------------------------
 Merit Medical
 Systems, Inc.(1)                                       68,125       1,270,667
------------------------------------------------------------------------------
 Noven
 Pharmaceuticals, Inc.(1)                               55,500         527,195
------------------------------------------------------------------------------
 OrthoLogic Corp.(1)                                    63,200         243,320
------------------------------------------------------------------------------
 Possis Medical, Inc.(1)                                33,600         331,296
------------------------------------------------------------------------------
 Quidel Corp.(1)                                         6,900          40,365
------------------------------------------------------------------------------
 Radiologix, Inc.(1)                                    64,500         738,525
------------------------------------------------------------------------------
 Respironics, Inc.(1)                                   18,700         598,774

19 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES Continued
 Sybron Dental
 Specialties, Inc.(1)                                   22,300       $   292,353
--------------------------------------------------------------------------------
 Theragenics Corp.(1)                                   25,700           137,495
--------------------------------------------------------------------------------
 Viasys Healthcare, Inc.(1)                             16,200           237,330
--------------------------------------------------------------------------------
 Young Innovations, Inc.(1)                             44,400           969,252
                                                                     -----------
                                                                      17,370,258

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--3.5%
 aaiPharma, Inc.(1)                                     42,800           775,622
--------------------------------------------------------------------------------
 Aetna, Inc.                                            33,000         1,441,440
--------------------------------------------------------------------------------
 American Medical
 Security Group, Inc.(1)                                34,550           485,082
--------------------------------------------------------------------------------
 AmSurg Corp.(1)                                        51,100         1,524,824
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc.(1)                                         35,600           833,752
--------------------------------------------------------------------------------
 Beverly Enterprises, Inc.(1)                           32,200           102,074
--------------------------------------------------------------------------------
 BioReliance Corp.(1)                                   24,600           570,474
--------------------------------------------------------------------------------
 Cigna Corp.                                            12,000         1,080,000
--------------------------------------------------------------------------------
 Cole National Corp.(1)                                 43,400           616,280
--------------------------------------------------------------------------------
 Covance, Inc.(1)                                       66,500         1,126,510
--------------------------------------------------------------------------------
 Curative Health
 Services, Inc.(1)                                       6,900           121,440
--------------------------------------------------------------------------------
 D&K Healthcare
 Resources, Inc.                                        19,900           565,558
--------------------------------------------------------------------------------
 DaVita, Inc.(1)                                        42,900         1,012,440
--------------------------------------------------------------------------------
 Genesis Health
 Ventures, Inc.(1)                                       6,300           101,493
--------------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc.(1)                                         24,700           293,930
--------------------------------------------------------------------------------
 Health Net, Inc.(1)                                    43,800           980,244
--------------------------------------------------------------------------------
 Hooper Holmes, Inc.                                    23,600           138,768
--------------------------------------------------------------------------------
 LabOne, Inc.(1)                                        17,300           368,663
--------------------------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc.(1)                                      23,500           765,160
--------------------------------------------------------------------------------
 Neoforma, Inc.(1)                                      64,000           467,200
--------------------------------------------------------------------------------
 Omega Healthcare
 Investors, Inc.(1)                                     11,800            73,750
--------------------------------------------------------------------------------
 Option Care, Inc.(1)                                    8,525           105,966
--------------------------------------------------------------------------------
 Owens & Minor, Inc.                                    14,600           215,350
--------------------------------------------------------------------------------
 Oxford Health Plans, Inc.(1)                            7,000           301,140
--------------------------------------------------------------------------------
 Parexel
 International Corp.(1)                                  4,600            54,556
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc.(1)                                         30,000           894,000

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES Continued
 Prime Medical
 Services, Inc.(1)                                      35,500       $   326,245
--------------------------------------------------------------------------------
 PSS World Medical, Inc.(1)                            138,300           746,820
--------------------------------------------------------------------------------
 Quality Systems, Inc.(1)                                2,000            32,360
--------------------------------------------------------------------------------
 Select Medical Corp.(1)                                53,800           785,480
--------------------------------------------------------------------------------
 Sierra Health Services, Inc.(1)                        60,000         1,365,000
--------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                              47,250         2,251,462
--------------------------------------------------------------------------------
 Tripos, Inc.(1)                                        12,000            77,640
--------------------------------------------------------------------------------
 U.S. Physical Therapy, Inc.(1)                         49,800           705,666
--------------------------------------------------------------------------------
 United Surgical
 Partners International, Inc.(1)                        10,200           293,046
--------------------------------------------------------------------------------
 US Oncology, Inc.(1)                                    4,400            32,208
                                                                     -----------
                                                                      21,631,643

--------------------------------------------------------------------------------
 PHARMACEUTICALS--1.3%
 Bradley
 Pharmaceuticals, Inc.(1)                               13,300           146,034
--------------------------------------------------------------------------------
 ICN Pharmaceuticals, Inc.                              19,000           199,310
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                     145,000         7,192,000
--------------------------------------------------------------------------------
 Perrigo Co.(1)                                         29,400           339,864
                                                                     -----------
                                                                       7,877,208

--------------------------------------------------------------------------------
 INDUSTRIALS--14.8%
--------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--1.6%
 Cubic Corp.                                            11,400           234,840
--------------------------------------------------------------------------------
 Ducommun, Inc.(1)                                      33,600           619,920
--------------------------------------------------------------------------------
 Dynamics Research Corp.(1)                             13,500           249,885
--------------------------------------------------------------------------------
 FLIR Systems, Inc.(1)                                  17,700           723,930
--------------------------------------------------------------------------------
 Goodrich Corp.                                         26,600           593,446
--------------------------------------------------------------------------------
 Honeywell
 International, Inc.                                    80,000         2,588,800
--------------------------------------------------------------------------------
 Integrated Defense
 Technologies, Inc.(1)                                   5,400           112,320
--------------------------------------------------------------------------------
 Kroll, Inc.(1)                                         38,200           817,480
--------------------------------------------------------------------------------
 Lockheed Martin Corp.                                  25,000         1,602,750
--------------------------------------------------------------------------------
 MTC Technologies, Inc.(1)                              22,500           404,347
--------------------------------------------------------------------------------
 Orbital Sciences Corp.(1)                              83,500           324,815
--------------------------------------------------------------------------------
 Veridian Corp.(1)                                      67,200         1,333,920
                                                                     -----------
                                                                       9,606,453

--------------------------------------------------------------------------------
 AIR FREIGHT & COURIERS--0.3%
 Airborne, Inc.                                         12,300           166,296
--------------------------------------------------------------------------------
 FedEx Corp.                                            38,300         1,951,385
                                                                     -----------
                                                                       2,117,681

20 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 AIRLINES--0.1%
 Atlantic Coast Airlines
 Holdings, Inc.(1)                                      20,000        $  313,000
--------------------------------------------------------------------------------
 BUILDING PRODUCTS--1.4%
 Aaon, Inc.(1)                                          37,550           632,342
--------------------------------------------------------------------------------
 American Woodmark
 Corp                                                   19,200           879,552
--------------------------------------------------------------------------------
 Chase Industries, Inc.(1)                               4,900            58,310
--------------------------------------------------------------------------------
 Elcor Corp.                                            45,200           937,900
--------------------------------------------------------------------------------
 Griffon Corp.                                          54,800           827,480
--------------------------------------------------------------------------------
 Intermet Corp.                                         44,900           358,751
--------------------------------------------------------------------------------
 Lennox International, Inc.                             73,700         1,223,420
--------------------------------------------------------------------------------
 Masco Corp.                                            56,400         1,364,880
--------------------------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc.(1)                                            4,100           243,335
--------------------------------------------------------------------------------
 Trex Co., Inc.(1)                                      48,100         1,291,485
--------------------------------------------------------------------------------
 Universal Forest
 Products, Inc.                                         20,000           380,000
--------------------------------------------------------------------------------
 Watsco, Inc.                                           25,100           356,420
                                                                     -----------
                                                                       8,553,875

--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--5.3%
 Arbitron, Inc.(1)                                      41,300         1,377,355
--------------------------------------------------------------------------------
 Banta Corp.                                             5,300           174,476
--------------------------------------------------------------------------------
 Bowne & Co., Inc.                                      93,300         1,119,600
--------------------------------------------------------------------------------
 Bright Horizons
 Family Solutions, Inc.(1)                              38,700         1,060,380
--------------------------------------------------------------------------------
 Casella Waste
 Systems, Inc., Cl. A(1)                                 8,000            69,200
--------------------------------------------------------------------------------
 Central Parking Corp.                                  18,100           381,005
--------------------------------------------------------------------------------
 Chemed Corp.                                            3,000           100,200
--------------------------------------------------------------------------------
 Clean Harbors, Inc.(1)                                 32,400           279,288
--------------------------------------------------------------------------------
 Coinstar, Inc.(1)                                      29,800           834,996
--------------------------------------------------------------------------------
 CSS Industries, Inc.(1)                                 5,700           189,525
--------------------------------------------------------------------------------
 Ennis Business Forms, Inc.                             34,500           427,800
--------------------------------------------------------------------------------
 Expedia, Inc., Cl. A(1)                                18,000           875,160
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.                                          29,000           756,030
--------------------------------------------------------------------------------
 First Data Corp.                                       74,800         2,614,260
--------------------------------------------------------------------------------
 FTI Consulting, Inc.(1)                                26,850         1,080,713
--------------------------------------------------------------------------------
 G&K Services, Inc., Cl. A                               6,900           208,104
--------------------------------------------------------------------------------
 General Binding Corp.(1)                               22,000           379,500
--------------------------------------------------------------------------------
 Global Imaging
 Systems, Inc.(1)                                       57,100         1,150,565
--------------------------------------------------------------------------------
 Global Payments, Inc.                                  44,000         1,144,000

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 H&R Block, Inc.                                        32,600       $ 1,573,928
--------------------------------------------------------------------------------
 Headwaters, Inc.(1)                                    60,000           844,200
--------------------------------------------------------------------------------
 Healthcare Services
 Group, Inc.(1)                                          1,000            14,540
--------------------------------------------------------------------------------
 ICT Group, Inc.(1)                                     45,500           718,900
--------------------------------------------------------------------------------
 Imagistics
 International, Inc.(1)                                  5,500            93,555
--------------------------------------------------------------------------------
 IMS Health, Inc.                                       20,000           316,400
--------------------------------------------------------------------------------
 Information
 Resources, Inc.(1)                                     36,500           180,675
--------------------------------------------------------------------------------
 Innodata Corp.(1)                                      25,000            27,250
--------------------------------------------------------------------------------
 ITT Educational
 Services, Inc.(1)                                      61,100           962,325
--------------------------------------------------------------------------------
 Kelly Services, Inc., Cl. A                            15,700           391,558
--------------------------------------------------------------------------------
 Kimball International,
 Inc., Cl. B                                             8,200           110,946
--------------------------------------------------------------------------------
 Labor Ready, Inc.(1)                                  114,400           805,376
--------------------------------------------------------------------------------
 Landauer, Inc.                                          9,000           300,600
--------------------------------------------------------------------------------
 MemberWorks, Inc.(1)                                    8,000           120,000
--------------------------------------------------------------------------------
 Moore Corp. Ltd.(1)                                    42,800           443,836
--------------------------------------------------------------------------------
 MPS Group, Inc.(1)                                    176,500           935,450
--------------------------------------------------------------------------------
 Navigant
 International, Inc.(1)                                 43,500           500,250
--------------------------------------------------------------------------------
 New England
 Business Service, Inc.                                  6,300           149,625
--------------------------------------------------------------------------------
 Pegasus Solutions, Inc.(1)                             53,800           857,572
--------------------------------------------------------------------------------
 Pegasystems, Inc.(1)                                   56,100           457,215
--------------------------------------------------------------------------------
 Per-Se Technologies, Inc.(1)                           84,600           681,030
--------------------------------------------------------------------------------
 Pittston Brink's Group                                 26,000           590,980
--------------------------------------------------------------------------------
 ProQuest Co.(1)                                        27,500           811,250
--------------------------------------------------------------------------------
 RemedyTemp, Inc.(1)                                     4,100            51,660
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc.(1)                                   53,250         1,198,125
--------------------------------------------------------------------------------
 Schawk, Inc.                                           14,000           143,920
--------------------------------------------------------------------------------
 Standard Register
 Co. (The)                                               9,200           219,880
--------------------------------------------------------------------------------
 Strayer Education, Inc.                                13,000           721,500
--------------------------------------------------------------------------------
 Switchboard, Inc.(1)                                    1,700             4,777
--------------------------------------------------------------------------------
 Tyler Technologies, Inc.(1)                            97,700           480,684
--------------------------------------------------------------------------------
 UniFirst Corp.                                         18,100           449,785
--------------------------------------------------------------------------------
 University of
 Phoenix Online(1)                                      29,800           787,018
--------------------------------------------------------------------------------
 Viad Corp.                                             42,000           958,860

21 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES Continued
 Wallace Computer
 Services, Inc.                                          5,900       $   104,135
--------------------------------------------------------------------------------
 Waste Connections, Inc.(1)                              8,000           258,320
--------------------------------------------------------------------------------
 World Fuel Services Corp.                              47,400         1,009,620
                                                                     -----------
                                                                      32,497,902

--------------------------------------------------------------------------------
 CONSTRUCTION & ENGINEERING--0.3%
 Butler Manufacturing Co.                                4,300           109,865
--------------------------------------------------------------------------------
 Comfort Systems
 USA, Inc.(1)                                           79,200           293,040
--------------------------------------------------------------------------------
 EMCOR Group, Inc.(1)                                   15,900           850,650
--------------------------------------------------------------------------------
 McDermott
 International, Inc.(1)                                 60,000           281,400
--------------------------------------------------------------------------------
 WCI Communities, Inc.(1)                               10,400           193,440
                                                                     -----------
                                                                       1,728,395

--------------------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.9%
 Acuity Brands, Inc.                                    24,400           320,860
--------------------------------------------------------------------------------
 Baldor Electric Co.                                    13,300           290,871
--------------------------------------------------------------------------------
 Energizer Holdings, Inc.(1)                            37,200           998,820
--------------------------------------------------------------------------------
 Franklin Electric Co., Inc.                            20,300         1,016,421
--------------------------------------------------------------------------------
 Genlyte Group, Inc. (The)(1)                            7,200           275,760
--------------------------------------------------------------------------------
 Littlefuse, Inc.(1)                                     5,900           124,490
--------------------------------------------------------------------------------
 Paxar Corp.(1)                                         55,300           893,095
--------------------------------------------------------------------------------
 Smith (A.O.) Corp.                                     42,500         1,221,875
--------------------------------------------------------------------------------
 Woodward Governor Co.                                  11,500           588,340
                                                                     -----------
                                                                       5,730,532

--------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--0.8%
 3M Co.                                                 25,000         3,145,750
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                    22,800           984,276
--------------------------------------------------------------------------------
 Lydall, Inc.(1)                                        17,300           214,520
--------------------------------------------------------------------------------
 Tredegar Corp.                                         42,700           747,250
                                                                     -----------
                                                                       5,091,796

--------------------------------------------------------------------------------
 MACHINERY--2.6%
 Actuant Corp., Cl. A(1)                                18,100           674,225
--------------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                           14,100           327,120
--------------------------------------------------------------------------------
 Barnes Group, Inc.                                     25,500           499,290
--------------------------------------------------------------------------------
 Chicago Bridge & Iron
 Co. NV                                                 40,000         1,066,000
--------------------------------------------------------------------------------
 CIRCOR International, Inc.                             29,700           500,445
--------------------------------------------------------------------------------
 CTB International Corp.(1)                              8,200           120,950

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 MACHINERY Continued
 Cuno, Inc.(1)                                          16,300       $   532,358
--------------------------------------------------------------------------------
 Deere & Co.                                            15,000           630,300
--------------------------------------------------------------------------------
 Donaldson Co., Inc.                                    27,900           935,208
--------------------------------------------------------------------------------
 Dover Corp.                                            41,600         1,220,960
--------------------------------------------------------------------------------
 Eaton Corp.                                            12,700           886,714
--------------------------------------------------------------------------------
 Encore Wire Corp.(1)                                   67,800           605,454
--------------------------------------------------------------------------------
 EnPro Industries, Inc.(1)                               5,320            29,739
--------------------------------------------------------------------------------
 Gibraltar Steel Corp.                                   8,900           184,853
--------------------------------------------------------------------------------
 Harsco Corp.                                           23,400           687,024
--------------------------------------------------------------------------------
 Idex Corp.                                             16,500           513,975
--------------------------------------------------------------------------------
 Ingersoll-Rand Co., Cl. A                              30,000         1,151,700
--------------------------------------------------------------------------------
 Lindsay
 Manufacturing Co.                                       3,000            64,800
--------------------------------------------------------------------------------
 Oshkosh Truck Corp.                                     4,500           247,275
--------------------------------------------------------------------------------
 Osmonics, Inc.(1)                                      32,800           395,240
--------------------------------------------------------------------------------
 Pentair, Inc.                                          28,900         1,175,363
--------------------------------------------------------------------------------
 Regal-Beloit Corp.                                      7,800           145,470
--------------------------------------------------------------------------------
 Spartan Motors, Inc.                                   16,200           204,906
--------------------------------------------------------------------------------
 Tennant Co.                                               400            15,040
--------------------------------------------------------------------------------
 Terex Corp.(1)                                         24,700           482,391
--------------------------------------------------------------------------------
 Thomas Industries, Inc.                                43,700         1,162,420
--------------------------------------------------------------------------------
 Timken Co.                                             51,100         1,019,956
--------------------------------------------------------------------------------
 Watts Industries,
 Inc., Cl. A                                            41,900           741,630
                                                                     -----------
                                                                      16,220,806

--------------------------------------------------------------------------------
 MARINE--0.1%
 Gulfmark Offshore, Inc.(1)                             35,000           438,550
--------------------------------------------------------------------------------
 Maritrans, Inc.                                        11,000           139,150
--------------------------------------------------------------------------------
 OMI Corp.(1)                                           72,900           273,375
                                                                     -----------
                                                                         851,075

--------------------------------------------------------------------------------
 ROAD & RAIL--1.4%
 Burlington Northern
 Santa Fe Corp.                                         50,000         1,471,000
--------------------------------------------------------------------------------
 CNF Transportation, Inc.                               14,200           451,986
--------------------------------------------------------------------------------
 Covenant
 Transport, Inc., Cl. A(1)                              14,300           275,418
--------------------------------------------------------------------------------
 Dollar Thrifty
 Automotive Group, Inc.(1)                              18,600           360,840
--------------------------------------------------------------------------------
 Genesee & Wyoming,
 Inc., Cl. A(1)                                         21,900           385,024
--------------------------------------------------------------------------------
 Heartland Express, Inc.                                32,041           639,538

22 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 ROAD & RAIL Continued
 Hunt (J.B.) Transport
 Services, Inc.(1)                                      11,700        $  307,944
--------------------------------------------------------------------------------
 Knight Transportation,
 Inc.(1)                                                34,350           607,995
--------------------------------------------------------------------------------
 Landstar System, Inc.(1)                                3,000           299,430
--------------------------------------------------------------------------------
 Mullen
 Transportation, Inc.                                   41,000           781,544
--------------------------------------------------------------------------------
 Norfolk Southern Corp.                                 80,000         1,620,000
--------------------------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc.(1)                                      13,600           322,320
--------------------------------------------------------------------------------
 Roadway Corp.                                           4,200           123,312
--------------------------------------------------------------------------------
 Ryder Systems, Inc.                                    39,800         1,041,566
--------------------------------------------------------------------------------
 U.S. Xpress Enterprises,
 Inc., Cl. A(1)                                          6,600            79,530
                                                                     -----------
                                                                       8,767,447

--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--9.5%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--0.7%
 3Com Corp.(1)                                         152,200           686,422
--------------------------------------------------------------------------------
 ADTRAN, Inc.(1)                                        20,700           388,125
--------------------------------------------------------------------------------
 ClearOne
 Communications, Inc.(1)                                 6,100            82,777
--------------------------------------------------------------------------------
 ECI
 Telecommunications Ltd.(1)                             10,300            27,295
--------------------------------------------------------------------------------
 Inter-Tel, Inc.                                        70,800         1,478,304
--------------------------------------------------------------------------------
 NetScreen
 Technologies, Inc.(1)                                  49,600           546,642
--------------------------------------------------------------------------------
 Plantronics, Inc.(1)                                   42,000           770,280
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                               10,000           126,500
--------------------------------------------------------------------------------
 SpectraLink Corp.(1)                                   10,000            70,000
                                                                     -----------
                                                                       4,176,345

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.2%
 Creative Technology Ltd.                               17,500           168,000
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                         50,000         3,520,000
--------------------------------------------------------------------------------
 Iomega Corp.(1)                                        71,700           833,871
--------------------------------------------------------------------------------
 Pinnacle Systems, Inc.(1)                             111,800         1,037,504
--------------------------------------------------------------------------------
 SimpleTech, Inc.(1)                                    77,000           217,910
--------------------------------------------------------------------------------
 Storage Technology Corp.(1)                            57,500           816,500
--------------------------------------------------------------------------------
 Western Digital Corp.(1)                               94,600           420,024
                                                                     -----------
                                                                       7,013,809

                                                                    MARKET VALUE
                                                        SHARES        SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
 Analogic Corp.                                          3,500        $  142,450
--------------------------------------------------------------------------------
 Benchmark
 Electronics, Inc.(1)                                   56,200         1,475,812
--------------------------------------------------------------------------------
 Checkpoint Systems, Inc.(1)                            73,200           799,344
--------------------------------------------------------------------------------
 Daktronics, Inc.(1)                                     1,800            16,920
--------------------------------------------------------------------------------
 DSP Group, Inc.(1)                                     35,900           603,479
--------------------------------------------------------------------------------
 EMS Technologies, Inc.(1)                              19,800           386,892
--------------------------------------------------------------------------------
 Excel Technology, Inc.(1)                              14,400           283,536
--------------------------------------------------------------------------------
 Intermagnetics
 General Corp.                                          30,224           383,845
--------------------------------------------------------------------------------
 InVision Technologies, Inc.(1)                         11,400           305,634
--------------------------------------------------------------------------------
 Methode
 Electronics, Inc., Cl. A                               67,600           659,032
--------------------------------------------------------------------------------
 MTS Systems Corp.                                      30,900           373,890
--------------------------------------------------------------------------------
 OSI Systems, Inc.(1)                                   76,600         1,150,532
--------------------------------------------------------------------------------
 Pioneer-Standard
 Electronics, Inc.                                      16,000           140,800
--------------------------------------------------------------------------------
 Rogers Corp.(1)                                         5,300           136,740
--------------------------------------------------------------------------------
 Sypris Solutions, Inc.(1)                               3,900            62,361
--------------------------------------------------------------------------------
 Tech Data Corp.(1)                                     24,300           815,265
--------------------------------------------------------------------------------
 Teledyne
 Technologies, Inc.(1)                                  30,400           472,720
                                                                     -----------
                                                                       8,209,252

--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.3%
 Digitas, Inc.(1)                                       53,100           194,346
--------------------------------------------------------------------------------
 Neoware Systems, Inc.(1)                               40,700           562,474
--------------------------------------------------------------------------------
 Websense, Inc.(1)                                      78,000         1,238,640
                                                                     -----------
                                                                       1,995,460

--------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--0.7%
 Anteon
 International Corp.(1)                                 30,000           591,600
--------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp.(1)                                     33,100         1,937,098
--------------------------------------------------------------------------------
 Gartner, Inc., Cl. B(1)                                27,200           221,952
--------------------------------------------------------------------------------
 IDX Systems Corp.(1)                                    7,300            84,059
--------------------------------------------------------------------------------
 MAPICS, Inc.(1)                                         3,800            19,000
--------------------------------------------------------------------------------
 SS&C Technologies, Inc.(1)                             51,900           682,485
--------------------------------------------------------------------------------
 Startek, Inc.(1)                                       16,700           375,750
--------------------------------------------------------------------------------
 Syntel, Inc.(1)                                        19,000           223,782
                                                                     -----------
                                                                       4,135,726

23 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.6%
 Captaris, Inc.(1)                                        2,800      $     7,168
--------------------------------------------------------------------------------
 Ikon Office Solutions, Inc.                            176,600        1,607,060
--------------------------------------------------------------------------------
 Xerox Corp.(1)                                         302,500        2,102,375
                                                                     -----------
                                                                       3,716,603

--------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.8%
 Asyst Technologies, Inc.(1)                             58,300          696,685
--------------------------------------------------------------------------------
 Axcelis Technologies, Inc.(1)                           71,800          574,400
--------------------------------------------------------------------------------
 Cabot Microelectronics
 Corp.(1)                                                18,500          783,290
--------------------------------------------------------------------------------
 Cymer, Inc.(1)                                          34,700          971,253
--------------------------------------------------------------------------------
 ESS Technology, Inc.(1)                                 92,200        1,198,600
--------------------------------------------------------------------------------
 Exar Corp.(1)                                           39,300          655,131
--------------------------------------------------------------------------------
 Intel Corp.                                            250,000        4,697,500
--------------------------------------------------------------------------------
 KLA-Tencor Corp.(1)                                     36,000        1,418,040
--------------------------------------------------------------------------------
 National Semiconductor
 Corp.(1)                                                57,200        1,035,892
--------------------------------------------------------------------------------
 Power Integrations, Inc.(1)                             99,500        1,482,550
--------------------------------------------------------------------------------
 Rambus, Inc.(1)                                        239,900        1,237,884
--------------------------------------------------------------------------------
 Silicon Laboratories, Inc.(1)                           26,900          740,019
--------------------------------------------------------------------------------
 Siliconix, Inc.(1)                                      23,900          564,279
--------------------------------------------------------------------------------
 SpeedFam-IPEC, Inc.(1)                                  11,200           31,920
--------------------------------------------------------------------------------
 Standard Microsystems
 Corp.(1)                                                54,900        1,033,218
--------------------------------------------------------------------------------
 Supertex, Inc.(1)                                        1,600           19,696
--------------------------------------------------------------------------------
 White Electronic
 Designs Corp.(1)                                         3,900           28,197
--------------------------------------------------------------------------------
 Zoran Corp.(1)                                          19,850          283,061
                                                                     -----------
                                                                      17,451,615

--------------------------------------------------------------------------------
 SOFTWARE--1.9%
 Ansoft Corp.(1)                                         64,900          397,188
--------------------------------------------------------------------------------
 Ansys, Inc.(1)                                          39,000          812,370
--------------------------------------------------------------------------------
 Catapult
 Communications Corp.(1)                                 30,000          375,600
--------------------------------------------------------------------------------
 Dendrite
 International, Inc.(1)                                  41,900          225,422
--------------------------------------------------------------------------------
 DocuCorp
 International, Inc.(1)                                  24,200          327,910
--------------------------------------------------------------------------------
 Electronic Arts, Inc.(1)                                32,400        1,949,832
--------------------------------------------------------------------------------
 eResearch
 Technology, Inc.(1)                                      9,300          158,100
--------------------------------------------------------------------------------
 Fargo Electronics, Inc.(1)                               4,300           33,970
--------------------------------------------------------------------------------
 Gerber Scientific, Inc.(1)                              40,100           79,398
--------------------------------------------------------------------------------

                                                                    MARKET VALUE
                                                         SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
 SOFTWARE Continued
 Imation Corp.(1)                                        60,700      $ 1,847,708
--------------------------------------------------------------------------------
 Kronos, Inc.(1)                                         32,000        1,022,720
--------------------------------------------------------------------------------
 MICROS Systems, Inc.(1)                                  9,400          237,820
--------------------------------------------------------------------------------
 Network Associates, Inc.(1)                             58,700          713,205
--------------------------------------------------------------------------------
 Novell, Inc.(1)                                         88,000          196,240
--------------------------------------------------------------------------------
 Plumtree Software, Inc.(1)                              32,200           97,244
--------------------------------------------------------------------------------
 Precis, Inc.(1)                                         10,000           71,300
--------------------------------------------------------------------------------
 Radiant Systems, Inc.(1)                               114,200          890,760
--------------------------------------------------------------------------------
 ScanSoft, Inc.(1)                                       83,500          526,050
 Systems & Computer
--------------------------------------------------------------------------------
 Technology Corp.(1)                                     10,100           85,446
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc.(1,2)                                     74,600        1,547,204
                                                                     -----------
                                                                      11,595,487

--------------------------------------------------------------------------------
 MATERIALS--5.9%
--------------------------------------------------------------------------------
 CHEMICALS--2.6%
 Albemarle Corp.                                         37,800        1,117,368
--------------------------------------------------------------------------------
 Arch Chemicals, Inc.                                     7,300          152,205
--------------------------------------------------------------------------------
 ChemFirst, Inc.                                         18,000          519,840
--------------------------------------------------------------------------------
 Crompton Corp.                                          91,900        1,024,685
--------------------------------------------------------------------------------
 Du Pont (E.I.)
 de Nemours & Co.                                        30,000        1,257,300
--------------------------------------------------------------------------------
 Eastman Chemical Co.                                    27,000        1,196,640
--------------------------------------------------------------------------------
 Ferro Corp.                                              5,900          170,510
--------------------------------------------------------------------------------
 Georgia Gulf Corp.                                      49,700        1,153,040
--------------------------------------------------------------------------------
 International Flavors
 & Fragrances, Inc.                                      55,700        1,703,863
--------------------------------------------------------------------------------
 Octel Corp.(1)                                          52,000        1,164,800
--------------------------------------------------------------------------------
 Olin Corp.                                              70,900        1,315,195
--------------------------------------------------------------------------------
 Omnova Solutions, Inc.(1)                              135,500          772,350
--------------------------------------------------------------------------------
 PolyOne Corp.                                           79,100          785,463
--------------------------------------------------------------------------------
 PPG Industries, Inc.                                    15,000          861,000
--------------------------------------------------------------------------------
 Praxair, Inc.                                           10,000          523,000
--------------------------------------------------------------------------------
 Quaker Chemical Corp.                                    7,900          158,395
--------------------------------------------------------------------------------
 Rohm & Haas Co.                                         46,300        1,736,250
--------------------------------------------------------------------------------
 Schulman (A.), Inc.                                     25,700          480,847
                                                                     -----------
                                                                      16,092,751

--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--1.1%
 Astronics Corp.                                          7,400           56,987
--------------------------------------------------------------------------------
 Ball Corp.                                              27,600        1,187,352
--------------------------------------------------------------------------------
 Bway Corp.(1)                                            24,500         349,125

24 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 CONTAINERS & PACKAGING Continued
 Caraustar Industries, Inc.                               31,200     $   338,520
--------------------------------------------------------------------------------
 Graphic Packaging
 International Corp.(1)                                   23,000         186,300
--------------------------------------------------------------------------------
 Myers Industries, Inc.                                   30,800         507,584
--------------------------------------------------------------------------------
 Owens-Illinois, Inc.(1)                                  90,800       1,135,000
--------------------------------------------------------------------------------
 Packaging Dynamics
 Corp.(1)                                                  6,360          44,202
--------------------------------------------------------------------------------
 Rock-Tenn Co., Cl. A                                     33,200         396,740
--------------------------------------------------------------------------------
 Sealed Air Corp.(1)                                      30,900         448,359
--------------------------------------------------------------------------------
 Silgan Holdings, Inc.(1)                                 33,000       1,017,060
--------------------------------------------------------------------------------
 Temple-Inland, Inc.                                      20,000       1,074,000
                                                                     -----------
                                                                       6,741,229

--------------------------------------------------------------------------------
 METALS & MINING--1.4%
 AK Steel Holding Corp.(1)                                45,000         422,100
--------------------------------------------------------------------------------
 Alcan, Inc.                                              40,000       1,112,000
--------------------------------------------------------------------------------
 Barrick Gold Corp.                                       35,000         536,200
--------------------------------------------------------------------------------
 Commercial Metals Co.                                    26,000         485,420
--------------------------------------------------------------------------------
 Freeport-McMoRan
 Copper & Gold, Inc., Cl. B(1)                            86,700       1,323,909
--------------------------------------------------------------------------------
 IMCO Recycling, Inc.(1)                                  15,000         134,250
--------------------------------------------------------------------------------
 Inco Ltd.(1)                                             35,000         596,050
--------------------------------------------------------------------------------
 Meridian Gold, Inc.(1)                                   10,000         141,300
--------------------------------------------------------------------------------
 Newmont Mining Corp.
 (Holding Co.)                                            20,000         488,000
--------------------------------------------------------------------------------
 Nucor Corp.                                               6,000         334,980
--------------------------------------------------------------------------------
 Oregon Steel Mills, Inc.(1)                              39,700         285,840
--------------------------------------------------------------------------------
 Quanex Corp.                                             32,500       1,144,000
--------------------------------------------------------------------------------
 Royal Gold, Inc.                                         24,700         285,038
--------------------------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                                          4,100          89,134
--------------------------------------------------------------------------------
 Southern Peru
 Copper Corp.                                              4,600          67,068
--------------------------------------------------------------------------------
 Steel Dynamics, Inc.(1)                                  39,900         679,098
--------------------------------------------------------------------------------
 Steel Technologies, Inc.                                 10,300         113,300
--------------------------------------------------------------------------------
 Worthington
 Industries, Inc.                                         36,000         631,800
                                                                     -----------
                                                                       8,869,487

--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--0.8%
 Deltic Timber Corp.                                      19,300         540,593
--------------------------------------------------------------------------------
 Georgia-Pacific Corp.                                    52,800       1,156,320
--------------------------------------------------------------------------------
 Glatfelter                                               63,000         935,550

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS Continued
 International Paper Co.                                  55,000     $ 2,190,100
--------------------------------------------------------------------------------
 Rayonier, Inc.                                              300          14,880
                                                                     -----------
                                                                       4,837,443

--------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.9%
 BellSouth Corp.                                          40,000       1,074,000
--------------------------------------------------------------------------------
 CenturyTel, Inc.                                         44,700       1,189,020
--------------------------------------------------------------------------------
 Commonwealth Telephone
 Enterprises, Inc.(1)                                     30,700       1,187,783
--------------------------------------------------------------------------------
 CT Communications, Inc.                                     800          13,592
--------------------------------------------------------------------------------
 General Communication,
 Inc., Cl. A(1)                                            5,400          20,898
--------------------------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                                             1,900          27,645
--------------------------------------------------------------------------------
 SBC Communications, Inc.                                175,000       4,840,500
--------------------------------------------------------------------------------
 Shenandoah
 Telecommunications Co.                                      200          10,186
--------------------------------------------------------------------------------
 Verizon
 Communications, Inc.                                    100,000       3,300,000
                                                                     -----------
                                                                      11,663,624

--------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.0%
 AT&T Corp.                                              450,000       4,581,000
--------------------------------------------------------------------------------
 Boston Communications
 Group, Inc.(1)                                           20,000         196,600
--------------------------------------------------------------------------------
 Telephone & Data
 Systems, Inc.                                            26,300       1,497,785
--------------------------------------------------------------------------------
 United States
 Cellular Corp.(1)                                         5,000         130,500
                                                                     -----------
                                                                       6,405,885

--------------------------------------------------------------------------------
 UTILITIES--3.6%
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.8%
 Ameren Corp.                                             26,000       1,136,200
--------------------------------------------------------------------------------
 CH Energy Group, Inc.                                    20,700       1,024,857
--------------------------------------------------------------------------------
 Conectiv, Inc.                                            3,500          88,305
--------------------------------------------------------------------------------
 Constellation Energy
 Group, Inc.                                              36,600       1,020,042
--------------------------------------------------------------------------------
 Edison International(1)                                  67,900         889,490
--------------------------------------------------------------------------------
 Entergy Corp.                                            45,000       1,823,850
--------------------------------------------------------------------------------
 Exelon Corp.                                             50,000       2,452,500
--------------------------------------------------------------------------------
 FirstEnergy Corp.                                        48,400       1,488,300
--------------------------------------------------------------------------------
 FPL Group, Inc.                                          32,200       1,824,130
--------------------------------------------------------------------------------
 Navigo Energy, Inc.(1)                                  240,000         477,182

25 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF INVESTMENTS Continued

                                                                    MARKET VALUE
                                                          SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
 ELECTRIC UTILITIES Continued
 Paramount Resources Ltd.(1)                             160,000    $  1,395,695
--------------------------------------------------------------------------------
 Puget Energy, Inc.                                       20,600         432,188
--------------------------------------------------------------------------------
 TXU Corp.                                                35,000       1,509,550
--------------------------------------------------------------------------------
 Vermilion Resources Ltd.(1)                             163,700         950,603
--------------------------------------------------------------------------------
 Wisconsin Energy Corp.                                   29,000         734,570
                                                                     -----------
                                                                      17,247,462

--------------------------------------------------------------------------------
 GAS UTILITIES--0.5%
 El Paso Corp.                                            50,000         722,500
--------------------------------------------------------------------------------
 Nicor, Inc.                                              25,000         675,000
--------------------------------------------------------------------------------
 NiSource, Inc.                                           46,300         916,740
--------------------------------------------------------------------------------
 Southwestern Energy Co.(1)                               19,400         209,520
--------------------------------------------------------------------------------
 UGI Corp.                                                26,800         830,800
                                                                     -----------
                                                                       3,354,560

--------------------------------------------------------------------------------
 MULTI-UTILITIES--0.3%
 Energy East Corp.                                        38,100         793,623
--------------------------------------------------------------------------------
 Questar Corp.                                            33,000         745,800
                                                                     -----------
                                                                       1,539,423
                                                                     -----------
 Total Common Stocks
 (Cost $643,008,130)                                                 607,481,916

================================================================================
 PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------

 Astronics Corp., Cl. B
 (Cost $24,794)                                            1,850          13,875

                                                     PRINCIPAL      MARKET VALUE
                                                        AMOUNT        SEE NOTE 1
================================================================================
 JOINT REPURCHASE AGREEMENTS--2.0%
 Undivided interest of 5.84% in joint
 repurchase agreement with Banc One
 Capital Markets, Inc., 1.77%, dated 7/31/02,
 to be repurchased at $212,462,446 on
 8/1/02, collateralized by U.S. Treasury
 Bonds, 7.50%, 11/15/16, with a value
 of $110,819,035, U.S. Treasury Nts.,
 3.625%--6.50%, 8/31/03--2/15/10,
 with a value of $71,070,747 and U.S.
 Treasury Bills, 12/26/02, with a value
 of $34,953,398
 (Cost $12,411,000)                                $12,411,000      $ 12,411,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $655,443,924)                                     100.4%      619,906,791
--------------------------------------------------------------------------------
 LIABILITIES IN EXCESS OF
 OTHER ASSETS                                            (0.4)       (2,469,056)
                                                        -----------------------
 NET ASSETS                                             100.0%     $617,437,735
                                                        =======================

 FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2.  Identifies  issues  considered to be illiquid or  restricted--
See  Note 7 of Notes to Financial Statements.

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

26 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2002

==========================================================================================================
 ASSETS
----------------------------------------------------------------------------------------------------------

 Investments, at value (cost $655,443,924)--see accompanying statement                        $619,906,791
----------------------------------------------------------------------------------------------------------
 Cash                                                                                              227,979
----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                                                6,236,182
 Shares of beneficial interest sold                                                              3,134,640
 Interest and dividends                                                                            433,787
 Receivable due from the Manager                                                                    20,602
 Other                                                                                               2,400
                                                                                             -------------
 Total assets                                                                                  629,962,381

==========================================================================================================
 LIABILITIES
----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                          10,909,789
 Shares of beneficial interest redeemed                                                            909,142
 Transfer and shareholder servicing agent fees                                                     211,449
 Distribution and service plan fees                                                                131,356
 Shareholder reports                                                                                66,194
 Other                                                                                             296,716
                                                                                             -------------
 Total liabilities                                                                              12,524,646

==========================================================================================================
 NET ASSETS                                                                                  $ 617,437,735
                                                                                             =============

==========================================================================================================
 COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------

 Paid-in capital                                                                             $ 691,630,835
----------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                             (52,948)
----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                (38,603,019)
----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of
 assets and liabilities denominated in foreign currencies                                      (35,537,133)
                                                                                             -------------
 NET ASSETS                                                                                  $ 617,437,735
                                                                                             =============

27 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued

=========================================================================================
 NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $300,244,219 and 32,368,334 shares of beneficial interest outstanding)             $9.28
 Maximum offering price per share (net asset value plus sales charge of 5.75% of
 offering price)                                                                    $9.85
-----------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $167,906,107
 and 18,344,865 shares of beneficial interest outstanding)                          $9.15
-----------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $141,434,128
 and 15,456,273 shares of beneficial interest outstanding)                          $9.15
-----------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $5,157,695
 and 558,514 shares of beneficial interest outstanding)                             $9.23
-----------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $2,695,586 and 289,451 shares of beneficial interest
 outstanding)                                                                       $9.31

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

28 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2002

======================================================================================
 INVESTMENT INCOME

 Dividends (net of foreign withholding taxes of $8,611)                   $  4,120,973
--------------------------------------------------------------------------------------
 Interest                                                                      287,355
                                                                          ------------
 Total investment income                                                     4,408,328

======================================================================================
 EXPENSES

 Management fees                                                             3,386,491
--------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                       613,732
 Class B                                                                     1,174,806
 Class C                                                                       976,306
 Class N                                                                        10,057
--------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                       588,969
 Class B                                                                       285,406
 Class C                                                                       236,842
 Class N                                                                         5,502
 Class Y                                                                         4,585
--------------------------------------------------------------------------------------
 Shareholder reports                                                           150,260
--------------------------------------------------------------------------------------
 Trustees' compensation                                                          7,530
--------------------------------------------------------------------------------------
 Custodian fees and expenses                                                     5,920
--------------------------------------------------------------------------------------
 Other                                                                         264,183
                                                                          ------------
 Total expenses                                                              7,710,589
 Less reduction to custodian expenses                                           (5,920)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees --  Class A, B, C and N                                   (4,805)
 Less voluntary waiver of transfer and shareholder
   servicing agent fees -- Class Y                                                (779)
                                                                          ------------
 Net expenses                                                                7,699,085

======================================================================================
 NET INVESTMENT LOSS                                                        (3,290,757)

======================================================================================
 REALIZED AND UNREALIZED LOSS

 Net realized loss on:
 Investments                                                               (36,146,261)
 Foreign currency transactions                                                 (50,502)
                                                                          ------------
 Net realized loss                                                         (36,196,763)

--------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                               (45,951,786)
 Translation of assets and liabilities denominated in foreign currencies      (129,325)
                                                                          ------------
 Net change                                                                (46,081,111)
                                                                          ------------
 Net realized and unrealized loss                                          (82,277,874)

======================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $(85,568,631)
                                                                          ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

29 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

 YEAR ENDED JULY 31,                                                                    2002         2001(1)
============================================================================================================
 OPERATIONS

 Net investment loss                                                          $  (3,290,757)   $    (327,717)
------------------------------------------------------------------------------------------------------------
 Net realized loss                                                              (36,196,763)      (2,362,045)
------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                           (46,081,111)      10,543,978
                                                                              ------------------------------
 Net increase (decrease) in net assets resulting from operations                (85,568,631)       7,854,216

============================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS

 Dividends from net investment income:
 Class A                                                                               --            (14,282)
 Class B                                                                               --               --
 Class C                                                                               --               --
 Class N                                                                               --               --
 Class Y                                                                               --                 (1)

============================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS

 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                        222,412,681      114,896,558
 Class B                                                                        140,078,561       49,543,104
 Class C                                                                        117,316,115       41,837,323
 Class N                                                                          5,953,972            7,830
 Class Y                                                                          3,017,289             --

============================================================================================================
 NET ASSETS

 Total increase                                                                 403,209,987      214,124,748
------------------------------------------------------------------------------------------------------------
 Beginning of period                                                            214,227,748          103,000(2)
                                                                              ------------------------------
 End of period [including undistributed
  (overdistributed) net investment
 income of $(52,948) and $2, respectively]                                    $ 617,437,735    $ 214,227,748
                                                                              ==============================

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2.  Reflects  the  value of the  Manager's  initial  seed  money  investment  at
September 8, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

30 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

 CLASS A           YEAR ENDED JULY 31,                    2002       2001(1)
============================================================================
 PER SHARE OPERATING DATA
 Net asset value, beginning of period                   $10.47       $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment gain (loss)                               (.04)           --(2)
 Net realized and unrealized gain (loss)                 (1.15)          .48
                                                        --------------------
 Total from investment operations                        (1.19)          .48
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       --          (.01)
----------------------------------------------------------------------------
 Net asset value, end of period                         $ 9.28        $10.47
                                                        ====================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(3)                    (11.37)%        4.76%

============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)             $300,244      $119,194
----------------------------------------------------------------------------
 Average net assets (in thousands)                    $248,681     $  48,406
----------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                     (0.36)%       (0.11)%
 Expenses                                                 1.30%         1.33%
----------------------------------------------------------------------------
 Portfolio turnover rate                                   165%           92%

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

31 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS B           YEAR ENDED JULY 31,                        2002   2001(1)
============================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                       $10.40   $ 10.00
----------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                          (.06)     (.03)
 Net realized and unrealized gain (loss)                     (1.19)      .43
                                                            ----------------
 Total from investment operations                            (1.25)      .40
----------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                           --        --
----------------------------------------------------------------------------
 Net asset value, end of period                              $9.15    $10.40
                                                            ================

============================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                        (12.02)%    4.00%

============================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                 $167,906   $51,412
----------------------------------------------------------------------------
 Average net assets (in thousands)                        $117,801   $17,362
----------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                         (1.11)%   (0.99)%
 Expenses                                                     2.05%     2.15%
----------------------------------------------------------------------------
 Portfolio turnover rate                                       165%       92%

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

32 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 CLASS C           YEAR ENDED JULY 31,                       2002   2001(1)
===========================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $10.40   $ 10.00
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.06)     (.03)
 Net realized and unrealized gain (loss)                    (1.19)      .43
                                                           ----------------
 Total from investment operations                           (1.25)      .40
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --        --
---------------------------------------------------------------------------
 Net asset value, end of period                            $ 9.15    $10.40
                                                           ================

===========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       (12.02)%    4.00%

===========================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                $141,434   $43,613
---------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 97,899   $16,456
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                        (1.11)%   (0.98)%
 Expenses                                                    2.05%     2.15%
---------------------------------------------------------------------------
 Portfolio turnover rate                                      165%       92%

1. For the period from  September  25, 2000  (inception of offering) to July 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

33 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued

 CLASS N           YEAR ENDED JULY 31,                       2002   2001(1)
===========================================================================
 PER SHARE OPERATING DATA

 Net asset value, beginning of period                      $10.45   $  9.84
---------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                         (.03)     (.01)
 Net realized and unrealized gain (loss)                    (1.19)      .62
                                                           ----------------
 Total from investment operations                           (1.22)      .61
---------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                          --        --
---------------------------------------------------------------------------
 Net asset value, end of period                            $ 9.23    $10.45
                                                           ================

===========================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                       (11.67)%    6.20%

===========================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                  $5,158        $8
---------------------------------------------------------------------------
 Average net assets (in thousands)                         $2,026        $3
---------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment loss                                        (0.67)%   (0.64)%
 Expenses                                                    1.58%     1.57%
---------------------------------------------------------------------------
 Portfolio turnover rate                                      165%       92%

1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

34 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 CLASS Y           YEAR ENDED JULY 31,                              2002      2001(1)
=====================================================================================
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------

 Net asset value, beginning of period                             $10.48      $ 10.00
-------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                       (.03)         .02
 Net realized and unrealized gain (loss)                           (1.14)         .47
                                                                   ------------------
 Total from investment operations                                  (1.17)         .49
-------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                 --         (.01)
-------------------------------------------------------------------------------------
 Net asset value, end of period                                    $9.31       $10.48
                                                                   ==================

=====================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)                              (11.16)%       4.94%

=====================================================================================
 RATIOS/SUPPLEMENTAL DATA

 Net assets, end of period (in thousands)                         $2,696           $1
-------------------------------------------------------------------------------------
 Average net assets (in thousands)                                $1,953           $1
-------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                                             (0.07)%       0.35%
 Expenses                                                           1.04%      168.30%(4)
 Expenses, net of voluntary waiver of transfer agent fees and/or
 reduction to custodian expenses                                    1.00%        1.01%
-------------------------------------------------------------------------------------
 Portfolio turnover rate                                             165%          92%

1. For the period from September 25, 2000 (inception of offering) to July 31,
2001.
2. Assumes an  investment on the business day before the first day of the fiscal period  (or  inception  of  offering),  with  all  dividends  and  distributions reinvested in additional shares on the reinvestment  date, and redemption at the net asset value calculated on the last business day of the fiscal period.  Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect  expenses before  reduction to custodian expenses and voluntary waiver of transfer agent fees.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

35 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. SIGNIFICANT  ACCOUNTING POLICIES
Oppenheimer Main  Street(REGISTRATION  MARK)
Opportunity Fund (the Fund) is registered under the Investment Company Act of
1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class
A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
Retirement plans that offer Class N shares may impose charges on those accounts.
Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

36 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. The Fund, along with other affiliated funds of the
Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
Therefore, no federal income or excise tax provision is required.
   As of July 31, 2002, the Fund had approximately $28,146,000 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2011. Additionally, the Fund had approximately $7,000 of post-October foreign currency losses which were deferred.

As of July 31, 2002, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              EXPIRING
                              -----------------------
                              2009           $ 66,509
                              2010          8,390,169
                                           ----------
                                           $8,456,678
                                           ==========

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ

37 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued
from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
   The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended July 31, 2002, amounts have been reclassified to reflect a decrease in paid-in capital of $3,193,991, a decrease in overdistributed net investment income of $3,237,807, and an increase in accumulated net realized loss on investments of $43,816. Net assets of the Fund were unaffected by the reclassifications.

The tax character of distributions paid during the year ended July 31, 2002 and the period ended July 31, 2001 was as follows:

                                           YEAR ENDED      PERIOD ENDED
                                        JULY 31, 2002     JULY 31, 2001
                 ------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                  $--           $14,283
                 Long-term capital gain            --                --
                 Return of capital                 --                --
                                                  ---------------------
                 Total                            $--           $14,283
                                                  =====================

As of July 31, 2002, the components of distributable earnings on a tax basis were as follows:

                 Overdistributed net investment income  $    (52,948)
                 Accumulated net realized loss           (38,603,019)
                 Net unrealized depreciation             (35,537,133)
                                                        -------------
                 Total                                  $(74,193,100)
                                                        =============

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

38 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

================================================================================
2. SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED JULY 31, 2002   PERIOD ENDED JULY 31, 2001(1)
                                SHARES        AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------
 CLASS A

 Sold                       29,059,391  $302,266,820    12,925,146    $129,750,705
 Dividends and/or
 distributions reinvested           --            --            885          8,116
 Redeemed                   (8,078,574)  (79,854,139)    (1,548,514)   (14,862,263)
                            ------------------------------------------------------
 Net increase               20,980,817  $222,412,681     11,377,517   $114,896,558
                            ======================================================

----------------------------------------------------------------------------------
 CLASS B
 Sold                       16,915,660  $174,980,623     5,299,605$    53,126,833
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                   (3,512,159)  (34,902,062)      (358,341)    (3,583,729)
                            ------------------------------------------------------
 Net increase               13,403,501  $140,078,561      4,941,264   $ 49,543,104
                            ======================================================

----------------------------------------------------------------------------------
 CLASS C
 Sold                       12,927,278  $133,523,194      4,345,095$    43,334,913
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                   (1,663,631)  (16,207,079)      (152,569)    (1,497,590)
                            ------------------------------------------------------
 Net increase               11,263,647  $117,316,115      4,192,526   $ 41,837,323
                            ======================================================

----------------------------------------------------------------------------------
 CLASS N
 Sold                          639,562  $  6,758,151            763   $      7,830
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                      (81,811)     (804,179)            --             --
                            ------------------------------------------------------
 Net increase                  557,751  $  5,953,972            763   $      7,830
                            ======================================================

----------------------------------------------------------------------------------
 CLASS Y
 Sold                          324,758  $  3,374,585             --   $         --
 Dividends and/or
 distributions reinvested           --            --             --             --
 Redeemed                      (35,407)     (357,296)            --             --
                            ------------------------------------------------------
 Net increase                  289,351  $  3,017,289             --   $         --
                            ======================================================

1. For the period from September 25, 2000 (inception of offering) to July 31,
2001, for Class A, B, C and Y shares and for the period from March 1, 2001
(inception of offering) to July 31, 2001, for Class N shares.

39 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
3. PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2002, were
$1,240,819,097 and $753,806,685, respectively.

As of July 31, 2002, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $657,489,752 was composed of:

                     Gross unrealized appreciation              $ 31,469,388
                     Gross unrealized depreciation               (69,052,349)
                                                                -------------
                     Net unrealized appreciation (depreciation) $(37,582,961)
                                                                =============

The difference between book-basis and tax-basis unrealized appreciation and depreciation, if applicable, is attributable primarily to the tax deferral of losses on wash sales, or return of capital dividends, and the realization for tax purposes of unrealized gain (loss) on certain futures contracts, investments in passive foreign investment companies, and forward foreign currency exchange contracts.

================================================================================
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million. The
Fund's management fee for the year ended July 31, 2002 was an annualized rate of
0.72%.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays
OFS a $19.75 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The
Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.25% of average net assets of Class Y shares and for all other classes, up to an annual rate of 0.35% of average net assets of each class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's
Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor)
acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

40 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                 AGGREGATE        CLASS A    CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                 FRONT-END      FRONT-END     ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
             SALES CHARGES  SALES CHARGES         SHARES          SHARES          SHARES          SHARES
                ON CLASS A    RETAINED BY    ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 YEAR ENDED         SHARES    DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------

 July 31, 2002  $2,240,368       $613,231         $86,636      $3,755,975        $795,563        $61,253

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                          CLASS A        CLASS B        CLASS C        CLASS N
                       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 YEAR ENDED           DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
------------------------------------------------------------------------------
 July 31, 2002             $4,020       $189,465        $19,076            $80

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A
Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
Class A shares of the Fund. For the year ended July 31, 2002 , payments under the Class A Plan totaled $613,732, all of which were paid by the Distributor to recipients, and included $20,950 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund
has adopted Distribution and Service Plans for Class B, Class C and Class N
shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the
Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the year ended July 31, 2002, were as follows:

                                                                 DISTRIBUTOR'S
                                                  DISTRIBUTOR'S      AGGREGATE
                                                      AGGREGATE   UNREIMBURSED
                                                   UNREIMBURSED  EXPENSES AS %
                 TOTAL PAYMENTS  AMOUNT RETAINED       EXPENSES  OF NET ASSETS
                     UNDER PLAN   BY DISTRIBUTOR     UNDER PLAN       OF CLASS
------------------------------------------------------------------------------
 Class B Plan        $1,174,806       $1,032,905     $5,367,592          3.20%
 Class C Plan           976,306          473,527      1,592,041           1.13
 Class N Plan            10,057           10,146        142,804           2.77

41 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
5. FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
Assets and Liabilities as a receivable or payable and in the Statement of
Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

================================================================================
6. BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively.
Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08%
per annum.
   The Fund had no borrowings outstanding during the year ended or at July 31,
2002.

================================================================================
7. ILLIQUID OR RESTRICTED SECURITIES
As of July 31, 2002, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the
Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than
10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation.

42 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

 The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2002 was $2,082,974, which represents 0.34% of the
 Fund's net assets, of which $535,770 is considered restricted. Information concerning restricted securities is as follows:

                           ACQUISITION           VALUATION AS OF     UNREALIZED
 SECURITY                         DATE      COST   JULY 31, 2002   DEPRECIATION
--------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Canadian 88 Energy Corp.       6/4/02  $661,668        $535,770       $125,898

43 OPPENHEIMER MAIN STREET(REGISTRATION MARK) OPPORTUNITY FUND

                                                    Appendix A

                                             Industry Classifications
                                             ------------------------

Aerospace & Defense                                Household Durables
Air Freight & Couriers                             Household Products
Airlines                                           Industrial Conglomerates
Auto Components                                    Insurance
Automobiles                                        Internet & Catalog Retail
Banks                                              Internet Software & Services
Beverages                                          Information Technology Consulting & Services
Biotechnology                                      Leisure Equipment & Products
Building Products                                  Machinery
Chemicals                                          Marine
Commercial Services & Supplies                     Media
Communications Equipment                           Metals & Mining
Computers & Peripherals                            Multiline Retail
Construction & Engineering                         Multi-Utilities
Construction Materials                             Office Electronics
Containers & Packaging                             Oil & Gas
Distributors                                       Paper & Forest Products
Diversified Financials                             Personal Products
Diversified Telecommunication Services             Pharmaceuticals
Electric Utilities                                 Real Estate
Electrical Equipment                               Road & Rail
Electronic Equipment & Instruments                 Semiconductor Equipment & Products
Energy Equipment & Services                        Software
Food & Drug Retailing                              Specialty Retail
Food Products                                      Textiles & Apparel
Gas Utilities                                      Tobacco
Health Care Equipment & Supplies                   Trading Companies & Distributors
Health Care Providers & Services                   Transportation Infrastructure
Hotels Restaurants & Leisure                       Water Utilities
                                                   Wireless Telecommunication Services

                                                       B-11
                                                    Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2
That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional
Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
              1)  plans qualified under Sections 401(a) or 401(k) of the Internal Revenue Code,
              2)  non-qualified deferred compensation plans,
              3)  employee benefit plans3
              4)  Group Retirement Plans4
              5)  403(b)(7) custodial plan accounts
              6)  Individual Retirement Accounts ("IRAs"), including traditional IRAs, Roth IRAs, SEP-IRAs,
                  SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

                  I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
-------------------------------------------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject
to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

         There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National Municipals and Rochester Fund
Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:
         Purchases of Class A shares aggregating $1 million or more.
         Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
              (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2)
              had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3) certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
         Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
              1)  through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
              2)  by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
         Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
              1)  The record keeping is performed by Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch")
                  on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
                  Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between
                  Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable
                  Investments").
              2)  The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with
                  Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
              3)  The record keeping for a Retirement Plan is handled under a service agreement with Merrill
                  Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

                             II. Waivers of Class A Sales Charges of Oppenheimer Funds
-------------------------------------------------------------------------------------------------------------------

A.   Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
         The Manager or its affiliates.
         Present or former officers, directors, trustees and employees (and their "immediate families") of the
              Fund, the Manager and its affiliates, and retirement plans established by them for their employees.
              The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
         Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
         Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
         Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
         Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the
              Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
         Investment advisors and financial planners who have entered into an agreement for this purpose with the
              Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
         "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
         Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
         Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
         A unit investment trust that has entered into an appropriate agreement with the Distributor.
         Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the
              Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

         Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal
              Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
         A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
         A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through
              DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.

B.   Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
         Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
         Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
         Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of
              Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
         Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid
              Trust Series.
         Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C.   Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
         To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
         Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts
              (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
         For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
              2)  To return excess contributions.
              3)  To return contributions made due to a mistake of fact.
              4)  Hardship withdrawals, as defined in the plan.6
              5)  Under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
                  Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.
              9)  Separation from service.7
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.
              11) Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
         For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
         For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

                   III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A.   Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
         Shares redeemed involuntarily, as described in "Shareholder Account Rules and Policies," in the
              applicable Prospectus.
         Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the
              Social Security Administration.
         The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary.  The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
         Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
         Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
         Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
         Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class N shares of one or more Oppenheimer funds.
         Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:
              1)  Following the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
              2)  To return excess contributions made to a participant's account.
              3)  To return contributions made due to a mistake of fact.
              4)  To make hardship withdrawals, as defined in the plan.9
              5)  To make distributions required under a Qualified Domestic Relations Order or, in the case of an
                  IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
              6)  To meet the minimum distribution requirements of the Internal Revenue Code.
              7)  To make "substantially equal periodic payments" as described in Section 72(t) of the Internal
                  Revenue Code.
              8)  For loans to participants or beneficiaries.10
              9)  On account of the participant's separation from service.11
              10) Participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement
                  Plan if the plan has made special arrangements with the Distributor.
              11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
              12) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
              13) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a
                  Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
              14) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
         Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B.   Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
         Shares sold to the Manager or its affiliates.
         Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
         Shares issued in plans of reorganization to which the Fund is a party.
         Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   IV. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of
                                                Former Quest for Value Funds
-------------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds.  To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
     Oppenheimer Quest Value Fund, Inc.              Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value Fund           Oppenheimer Quest Global Value Fund, Inc.
     Oppenheimer Quest Opportunity Value Fund

         These arrangements also apply to shareholders of the following funds when they merged (were reorganized)
into various Oppenheimer funds on November 24, 1995:

     Quest for Value U.S. Government Income Fund              Quest for Value New York Tax-Exempt Fund
     Quest for Value Investment Quality Income Fund           Quest for Value National Tax-Exempt Fund
     Quest for Value Global Income Fund                       Quest for Value California Tax-Exempt Fund

         All of the funds listed above are referred to in this Appendix as the "Former Quest for Value Funds."
The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
         acquired by such shareholder pursuant to an exchange of shares of an Oppenheimer fund that was one of the Former Quest for Value Funds, or
         purchased by such shareholder by exchange of shares of another Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on November 24, 1995.

A.   Reductions or Waivers of Class A Sales Charges.

         Reduced Class A Initial Sales Charge Rates for Certain Former Quest for Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of "Associations" formed for any purpose other than the purchase of securities. The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

-------------------------------- ---------------------------- --------------------------------- ---------------------
Number of Eligible Employees     Initial Sales Charge as a    Initial Sales Charge as a % of    Concession as % of
or Members                       % of Offering Price          Net Amount Invested               Offering Price
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
9 or Fewer                                  2.50%                          2.56%                       2.00%
-------------------------------- ---------------------------- --------------------------------- ---------------------
-------------------------------- ---------------------------- --------------------------------- ---------------------
At least  10 but not more  than             2.00%                          2.04%                       1.60%
49
-------------------------------- ---------------------------- --------------------------------- ---------------------

-------------------------------------------------------------------------------------------------------------------
         For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

         Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals
who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the
Distributor.

         Waiver of Class A Sales Charges for Certain Shareholders.  Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o        Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of
                  Funds.
o        Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

         Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

         Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the
Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.   Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

         Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an
Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged.
Those shares must have been purchased prior to March 6, 1995 in connection with:
o        withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

         Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for
Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o        redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);
o        withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o        liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

         A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.

     V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders
                                    of Connecticut Mutual Investment Accounts, Inc.
--------------------------------------------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
     Oppenheimer U. S. Government Trust,
     Oppenheimer Bond Fund,
     Oppenheimer Value Fund and
     Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds
(referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
     Connecticut Mutual Liquid Account      Connecticut Mutual Total Return Account
     Connecticut Mutual Government Securities Account            CMIA LifeSpan Capital Appreciation Account
     Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
     Connecticut Mutual Growth Account      CMIA Diversified Income Account

A.   Prior Class A CDSC and Class A Sales Charge Waivers.

         Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former
Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

         Those shareholders who are eligible for the prior Class A CDSC are:
              1)  persons whose purchases of Class A shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
              2)  persons whose intended purchases under a Statement of Intention entered into prior to March 18,
                  1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

         Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

         Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March
18, 1996, and still holds Class A shares:
              1)  any purchaser, provided the total initial amount invested in the Fund or any one or more of the
                  Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
                  Former Connecticut Mutual Funds or a Fund into which such Fund merged;
              2)  any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
              3)  Directors of the Fund or any one or more of the Former Connecticut Mutual Funds and members of their immediate families;
              4)  employee benefit plans sponsored by Connecticut Mutual Financial Services, L.L.C. ("CMFS"), the
                  prior distributor of the Former Connecticut Mutual Funds, and its affiliated companies;
              5)  one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
              6)  an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual Funds, provided the institution had an agreement with CMFS.

         Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the
Former Connecticut Mutual Funds described above.

         Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the
Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.   Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or
Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
     1)  by the estate of a deceased shareholder;
     2)  upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
     3)  for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or 403(b)(7)of the Code, or from IRAs, deferred compensation plans created under
         Section 457 of the Code, or other employee benefit plans;
     4)  as tax-free returns of excess contributions to such retirement or employee benefit plans;
     5)  in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
     6)  in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
     7)  in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
     8)  in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic Withdrawal Plan but limited to no more than 12% of the original value annually; or
     9)  as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's
         Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

              VI. Special Reduced Sales Charge for Former Shareholders of Advance America Funds, Inc.
-------------------------------------------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income
Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

        VII. Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer Convertible Securities Fund
-------------------------------------------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11,
1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
         the Manager and its affiliates,
         present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
         registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose, dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
         employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
         dealers, brokers, or registered investment advisors that had entered into an agreement with the
              Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the Fund in specific investment products made available to their clients, and dealers, brokers or registered investment advisors that had entered into an agreement with the
              Distributor or prior distributor of the Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Main Street(R)Opportunity Fund

Internet Website:
         WWW.OPPENHEIMERFUNDS.COM
         ------------------------

Investment Adviser
         OppenheimerFunds, Inc.
         498 Seventh Avenue
         New York, New York 10018

Distributor
         OppenheimerFunds Distributor, Inc.
         498 Seventh Avenue
         New York, New York 10018

Transfer Agent
         OppenheimerFunds Services
         P.O. Box 5270
         Denver, Colorado 80217
         1.800.CALL.OPP (225.5677)

Custodian Bank
         The Bank of New York
         One Wall Street
         New York, New York 10015

Independent Auditors
         Deloitte & Touche LLP
         555 Seventeenth Street, Suite 3600
         Denver, Colorado 80202-3942

Counsel to the Funds
         Myer, Swanson, Adams & Wolf, P.C.
         1600 Broadway
         Denver, Colorado 80202

Counsel to Independent Trustees
         Mayer, Brown, Rowe and Maw
         1675 Broadway
         New York, New York 10019

PX0731.0902
731/sai/485(b)/02

OppenheimerFunds

--------
1 The interfund lending program is subject to approval by the Securities and Exchange Commission. The Fund will not engage in interfund lending until such approval has been granted.
1 The address of each Trustee is 6803 S. Tucson Way, Centennial, CO 80112-3924.
2 Each Trustee serves for an indefinite term, until his resignation, retirement, death or removal.
                                                                                                3 Ms. Hamilton and Mr. Malone were elected as Trustees to the Board II Funds effective June 1, 2002.
4 The address of Mr. Murphy is 498 Seventh Avenue, New York, NY  10018.
5 Mr. Murphy serves for an indefinite term, until his resignation, death or removal
4 The address of Messrs. Albers, Monoyios, Molleur and Zack and Ms. Feld is 498 Seventh Avenue, New York, NY
10018, and the address of Messrs. Masterson, Vottiero and Wixted and Ms. Ives is 6803 S. Tucson Way, Centennial,
CO 80112-3924.
5 Each Officer serves for an annual term, or until his or her resignation, death or removal.
6 In accordance with Rule 12b-1 of the Investment  Company Act, the term  "Independent  Trustees" in this Statement of Additional  Information  refers to those  Trustees who are not  "interested  persons" of the Fund and who do not have any direct or indirect  financial  interest in the operation of the  distribution  plan or any agreement under the plan.
1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.
2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean
"repurchases" of shares.
3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal
Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers.
These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b)
plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class
C shares of one or more Oppenheimer funds held by the Plan for more than one year.
6 This provision does not apply to IRAs.
7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
9 This provision does not apply to IRAs.
10 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the
OppenheimerFunds-sponsored Single K plan.
11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.